File No. 333-76352
811-10619

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 15

☑	Registration Statement Under The Investment Company Act of 1940

☑	Amendment No. 14
(Exact Name of Registrant)
National Security Life and Annuity Company
Variable Account N
(Name of Depositor)
National Security Life and Annuity
(Address of Depositor’s Principal Executive Offices)
100 Court Street
Binghamton, New York 13902
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Kimberly A. Plante
National Security Life and Annuity Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Flexible Purchase Payment
Individual Variable Annuity Contracts
NScore Lite

Variable Account N
National Security Life and Annuity Company
Administrative Office:

One Financial Way
Montgomery, Ohio 45242

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract. For additional details, please also consult your contract. This contract is not available in all states.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments for any one life to $1,500,000.

You may direct the allocation of your purchase payments to one or more investment options of Variable Account N (“VAN”) and/or the Fixed Accumulation Account. Your subsequent allocation of contract values may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAN is a separate account of National Security Life and Annuity Company (“National Security”). The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, ALPS Variable Insurance Trust, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc. Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. (Van Kampen). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge of up to 7% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contracts that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2009. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectuses.

May 1, 2009

Form 6723-NSLAC

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Form 6723-NSLAC

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management Co LLC)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value (formerly Blue Chip) Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity (formerly Covered Call) Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
ALPS Variable Insurance Trust (Class I Shares)	(Red Rocks Capital LLC)
AVS Listed Private Equity Portfolio
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series (Service Shares)	Federated Equity Management
Federated Kaufmann Fund II (multi cap growth)	Company of Pennsylvania
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds	Franklin Templeton Services, LLC(2)
Allocation Fund(1)
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structuredsm U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.

2

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus (formerly Large Cap Growth) Portfolio	Janus Capital Management LLC
Overseas (formerly International Growth) Portfolio	Janus Capital Management LLC
Worldwide (formerly Worldwide Growth) Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Advisors Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Capital and Income Portfolio	(ClearBridge Advisors, LLC and Western Asset Management Company)
Legg Mason Partners Variable Investors Portfolio (large cap value)	(ClearBridge Advisors, LLC)
MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trusts (S Class Shares)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management, LLC
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
Commodity Real Return® Strategy Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Van Kampen) (Class II)
Van Kampen’s UIF Core Plus Fixed Income Portfolio (an income fund)	Van Kampen(3)
Van Kampen’s UIF U.S. Real Estate Portfolio	Van Kampen(3)
Van Kampen’s UIF International Growth Equity Portfolio	Van Kampen(3)
Van Kampen’s UIF Capital Growth Portfolio	Van Kampen(3)

(1)	This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(3)	Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

Form 6723-NSLAC

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Form 6723-NSLAC

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Glossary

Accumulation unit — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number of annuity payments to be made.

Annuity unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

ARDBR — The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that National Security offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Eligible Contract Value — The contract value protected or guaranteed by a particular rider. The eligible contract value may be more or less than the total contract value. In most cases, the eligible contract value is the initial purchase payment, plus additional purchase payments made during a limited period of time after the contract is issued.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The guaranteed enhanced benefit rider offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR and ARDBR (2009) are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset and the GMIB Plus with Annual Reset (2009) are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our administrative office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus).

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the contract value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your contract value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your contract value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Form 6723-NSLAC

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Valuation period — A period of time ending at 4:00 PM eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each valuation period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security consisting of assets segregated from National Security’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6723-NSLAC

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Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (a percentage of value withdrawn; the percentage varies	1st	7%
with the number of years from purchase payments to which values relate.	2nd	7%
This charge may also be called a contingent deferred sales charge).	3rd	7%
	4th and later	0%
Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10

Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your contract value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average variable account value)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	1.40%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based.)

Annual Stepped-Up Death Benefit(1)	0.25% of the optional death benefit amount
GMDBR80 Plus	0.25% of the optional death benefit amount
GMDBR85 Plus	0.45% of the optional death benefit amount
5% GMDBR80 Plus	0.45% of the optional death benefit amount
5% GMDBR85 Plus	0.70% of the optional death benefit amount
ARDBR	0.60% of the optional death benefit amount
ARDBR (2009) (currently 0.85%)	1.40% of the optional death benefit amounts (maximum charge)
GEB at issue ages through 70	0.15% of contract value on anniversary
GEB at issue ages 71 through 75	0.30% of contract value on anniversary
GEB “Plus” at issue ages through 70	0.30% of contract value on anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of contract value on anniversary

GMIB(2)	0.45% of guaranteed income base
GMIB Plus(2)	0.50% of guaranteed income base
GMIB Plus with Five Year Reset(3)	0.50% of guaranteed income base
GMIB Plus with Annual Reset	0.65% of guaranteed income base
GMIB Plus with Annual Reset (2009) (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)

GPA (7% guaranteed annual withdrawal)(4)	0.40% of eligible contract value
GPA (8% guaranteed annual withdrawal)(4)	0.50% of eligible contract value
GPP(5)	0.55% of average annual guaranteed principal amount

Form 6723-NSLAC

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Summary of Maximum Contract Expenses (expenses you would pay if you elected all optional benefits available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%

Subtotal	1.40%
ARDBR (2009)	1.40%
GEB “Plus” at issue ages 71 through 75	0.60%
GMIB Plus with Annual Reset (2009)	1.50%
GPP	0.55%

Maximum Possible Total Separate Account Expenses:	5.45%	(6)

(1)	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

(2)	No longer available for purchase. Last available purchase date depends on state of contract issue. See your representative for more information.

(3)	Not available for purchase after May 15, 2009.

(4)	Not available for purchase after May 1, 2009.

(5)	In those states where permitted, charge is 0.55% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.20%. See your representative for more information.

(6)	Assumes average account value, contract value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP	GPA
GPA	GPP or any GMIB rider
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB rider or GPA

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	Without	Without
	Waivers	Waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including Minimum Maximum management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	26.26%

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available

Form 6723-NSLAC

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optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on contract values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$3,854	$8,686	$11,476	$16,289

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$3,205	$8,011	$11,476	$16,289

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on contract values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,260	$2,665	$3,645	$8,792

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$629	$2,032	$3,645	$8,792

Financial Statements

The complete financial statements of VAN and National Security are included in the Statement of Additional Information.

Accumulation Unit Values

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in VAN’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review VAN’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contract began on May 1, 2002. Since then, the following changes have been made to the available Funds:

May 1, 2003	Dreyfus Variable Investment Fund Appreciation portfolio and Royce Capital Fund portfolios were added, Van Kampen Universal Institutional Funds (Class I) Core Plus Fixed Income and U.S. Real Estate portfolios discontinued for new contracts, and Van Kampen Universal Institutional Funds (Class II) Core Plus Fixed Income and U.S. Real Estate portfolios added for new contracts.

October 1, 2003	Fidelity VIP Equity Income Portfolio added.

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May 1, 2004	Ohio National Fund U.S. Equity, Balance and Covered Call portfolios added; PBHG Technology and Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.

May 1, 2005	Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. Salomon Brothers Variable Series Funds Inc. added, PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.

November 2, 2005	Ohio National Fund Target VIP and Target Equity/Income portfolios were added.

May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.
May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization.
May 1, 2008	Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.
August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturn® Strategy Portfolio added.
April 24, 2009	J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.
May 1, 2009	Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became

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direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. Security Mutual is a New York domiciled mutual life insurance company. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

National Security believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, National Security intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Your allocation of contract values may be to no more than 18 of the available subaccounts. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

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Investment Options

You may allocate your contract values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by New York law.

The Fixed Accumulation Account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and contract values between the Fixed Accumulation Account and the Funds. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that

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Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-877-446-6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. Certain optional benefits require all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. The Asset Allocation Models do not become dynamic until the investment advisory agreement is executed and returned to ONII. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If

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ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your contract values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your contract values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009) rider which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios.

We have retained Wilshire Associates to assist in the development of Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. Wilshire Associates then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by Wilshire Associates. However, we reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. Wilshire selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•	Model 1: Conservative (investment objective — preservation of capital)

•	Model 2: Moderately Conservative (investment objective — moderate growth)

•	Model 3: Balanced (investment objective — steady growth in asset values)

•	Model 4: Moderately Aggressive (investment objective — moderately high growth in asset values)

•	Model 5: Aggressive (investment objective — high growth in asset values)

Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access (“GPA”) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

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We may limit the availability an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. You may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP or GPA and you wish to make additional purchase payments, you will have to transfer your contract value to an available Asset Allocation Model.

Currently, if you own the GMIB Plus with Annual Reset (2009) you can only be in Asset Allocation Model 2, 3, or 4 or comply with alternative investment restrictions. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under the GMIB Plus with Annual Reset (2009) and you wish to make additional purchase payments, you will have to transfer your contract value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

If we limit the availability of a Model under a rider, you make additional purchase payments and you do not take affirmative action to transfer your contract value, your rider will be canceled. If, however, ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do not opt out of the revised model, you do not have to take any action to maintain your rider.

Investment Restrictions for Certain Optional Riders

If you select the GMIB Plus with Annual Reset (2009) rider, your purchase payments and contract value must be allocated in accordance with the restrictions specified below:

(1)	Some or all of your purchase payments or contract value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2)	Any portion of your purchase payments or contract value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)	100% must be allocated to one of Asset Allocation Models 2, 3 or 4. See “Optional Asset Allocation Models” for more details. Please contact us at (888) 925-6446 or your registered representative for more detailed information on the Models.

or

(b) (i)	at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii)	no more than 70% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iv)	no more than 15% may be allocated to investment options included in Category 4.

The investment options available in each Category are:

Investment Options

Category 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio	The Universal Institutional Funds, Inc. Van Kampen’s UIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio

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Category 2
Ohio National Fund, Inc.
Equity Portfolio
Omni Portfolio
S&P 500 Index® Portfolio
Capital Growth Portfolio
Strategic Value Portfolio
Nasdaq-100® Index Portfolio
Bristol Portfolio
Bristol Growth Portfolio
Balanced Portfolio
Income Opportunity Portfolio
U.S. Equity Portfolio
Target VIP Portfolio
Target Equity/Income Portfolio

Dreyfus Variable Investment Fund
Appreciation Portfolio

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio
VIP Growth Portfolio
VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund
Franklin Flex Cap Growth Securities Fund
Franklin Templeton VIP Founding Funds
Allocation Fund
Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Capital Growth Fund

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy

Janus Aspen Series
Janus Portfolio
Balanced Portfolio

Lazard Retirement Series
Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Capital and Income Portfolio
Legg Mason Partners Variable Investors Portfolio

MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series
MFS® Total Return Series

PIMCO Variable Insurance Trust
Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.
Jennison Portfolio
Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.
Van Kampen’s UIF Capital Growth Portfolio

Category 3
Ohio National Fund, Inc.
International Portfolio
Aggressive Growth Portfolio
High Income Bond Portfolio
Capital Appreciation Portfolio
Mid Cap Opportunity Portfolio

Federated Insurance Series
Federated Kaufmann Fund II

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio

Janus Aspen Series
Overseas Portfolio
Worldwide Portfolio

J.P. Morgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio

Lazard Retirement Series
Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust
MFS® Mid Cap Growth Stock Series

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio

The Universal Institutional Funds, Inc.
Van Kampen’s UIF International Growth Equity Portfolio

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Category 4
Ohio National Fund, Inc.
International Small-Mid Company Portfolio
Millennium Portfolio
Capital Growth Portfolio
Small Cap Growth Portfolio
Bryton Growth Portfolio

ALPS Variable Insurance Trust
AVS Listed Private Equity Portfolio

Fidelity® Variable Insurance Products
VIP Real Estate Portfolio

Ivy Funds Variable Insurance
Portfolios, Inc.
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Science and Technology

J.P. Morgan Insurance Trust
JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series
Lazard Retirement U.S. Small Cap Equity Portfolio
Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust
MFS® New Discovery Series

PIMCO Variable Insurance Trust
CommodityRealReturntm Strategy Portfolio

Royce Capital Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.
Van Kampen’s UIF U.S. Real Estate Portfolio

You may allocate purchase payments to a dollar-cost averaging (“DCA”) account, including the Enhanced DCA, and transfer amounts out of the DCA account in accordance with the restrictions described above. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers.  Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your contract value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications.  We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objectives, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes will not apply to transfers out of the DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with 2(a) or 2(b). If you fail to provide us with new instructions as described and your allocation of purchase payments or contract value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your contract value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your contract value to an Asset Allocation Model that is available under your rider.

If you choose to allocate your purchase payments to an available Asset Allocation Model according to option (2)(a), at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you choose to allocate your purchase payments according to option 2(b), you must provide us with

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rebalance allocation instructions that comply with option 2(b). On each three-month anniversary of the date the applicable rider was added, we will rebalance your contract value in accordance with your rebalance instructions.

Termination.  You will not violate the investment restrictions simply because your contract value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or contract value in a manner not specified above. If you have purchased a GMIB Plus with Annual Reset (2009) rider, your rider will be cancelled if you cease to comply with these described requirements. Furthermore, if you have purchased the ARDBR (2009) in conjunction with the GMIB Plus with Annual Reset (2009) rider, the ARDBR (2009) will be cancelled. If one of these riders is terminated, a prorated annual rider charge will apply. Please see “Optional Death Benefit Riders” and “Optional Guaranteed Minimum Income Benefit (GMIB) Riders” for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. There is no minimum number of contract owners required to reach a quorum. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”) which is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of our outstanding stock. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members

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of the Financial Industry Regulatory Authority. We pay ONEQ 5.5% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment

1st	7%
2nd	7%
3rd	7%
4th and later	0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess a surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the variable account value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

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For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the variable account value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We may discontinue any of the optional benefits on new contracts at any time.

If you choose the annual stepped-up death benefit, the GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR or ARDBR (2009) as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit*	0.25%
GMDBR80 Plus	0.25%
GMDBR85 Plus	0.45%
5% GMDBR80 Plus	0.45%
5% GMDBR85 Plus	0.70%
ARDBR	0.60%
ARDBR (2009) (currently 0.85%)	1.40% (maximum charge)

*	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset (2009) riders the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (No longer available.)	0.45%
GMIB Plus (No longer available.)	0.50%
GMIB Plus with Five Year Reset (Not available for purchase after May 15, 2009.)	0.50%
GMIB Plus with Annual Reset	0.65%
GMIB Plus with Annual Reset (2009) (currently 0.95%)	1.50% (maximum charge)

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If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:

For the 7% guaranteed annual withdrawal (Not available for purchase after May 1, 2009.)	0.40%
For the 8% guaranteed annual withdrawal (Not available for purchase after May 1, 2009.)	0.50%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount*	0.55%

*	In those states where permitted, charge is 0.55% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.20%. See your representative for more information.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

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Accumulation Period

Purchase Payments

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments for any one life to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the contract value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) on any process day (earlier on those days the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your contract values among up to 18 investment options of VAN and the Fixed Accumulation Account. The amount you allocate to any Fund or the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative

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office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in the Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

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(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental

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to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer fund shares received after the close of the New York Stock Exchange, typically 4 p.m. (Eastern time) will not become effective until the next business day. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-

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dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning our administrative office at 1-877-446-6020 or by accessing our web site at any time at www.nslac.com. You may also request transfers and change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. Each transfer under the DCA program must be at least $300 and at least 12 transfers must be scheduled, although we may permit fewer under some special DCA programs. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. A DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will product a lower rate of return than will a single up-front investment.

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The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We may discontinue providing contract owners with the DCA program at any time.

Enhanced DCA Account

We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of the Fixed Accumulation Account but offers a higher interest rate than offered with the Fixed Accumulation Account. The Enhanced DCA Program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. The Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We may decide to discontinue the Enhanced DCA Program at any time.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before your 80th birthday; and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

National Security Employee Discount

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We credit the Fixed Accumulation Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

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Death Benefit

Basic Death Benefit

If the annuitant dies before the annuity payments begin, your contract provides for a death benefit. The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. The death benefit may be higher based upon one or more riders, which are described below, that you have elected to add to your contract.

The death benefit is the greatest of: (i) the total contract value; or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit. The death benefit is used to calculate the death benefit adjustment. The death benefit adjustment is equal to the excess, if any, of the death benefit over the contract value on the applicable date. The amount equal to the death benefit adjustment is added to the contract in the Money Market Portfolio. If the contract value is greater than the death benefit on the effective date of the death benefit adjustment, then there is no death benefit adjustment.

Upon receipt of proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract, we will pay or apply as directed by the designated beneficiary(ies) an amount equal to the contract value which includes the death benefit adjustment, if any, to, or for the benefit of, the designated beneficiary(ies).

Any change in the contract value after the effective date of the death benefit adjustment, and before we distribute the contract proceeds, will affect the amount to be paid to the beneficiary. As such, the actual amount paid upon disposition of the contract may be more or less than the highest amount provided under your contract or optional riders.

In those states where permitted, for contracts applied for on or after May 15, 2008 and for contracts applied for between January 1, 2001 and May 15, 2008 where the contract owner accepted a one-time offer from us, the death benefit adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death. For purposes of this section, “applied for” means the date when the application for the annuity is signed or the electronic order is submitted to us. For all other contracts, the death benefit adjustment is calculated as of the date of death.

As an example of the death benefit adjustment calculation, if the contract value on date of death benefit adjustment calculation is $85,000 and the death benefit is $100,000, then the death benefit adjustment is $15,000 ($100,000 death benefit — $85,000 contract value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract. If the contract value is $60,000 when we receive satisfactory instructions, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the contract value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

“Net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value which resulted from the withdrawal.

We may require any designated beneficiary have an insurable interest in the life of the annuitant. The contract proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally.

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Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1)	Five Year Continuance — Beneficiary may elect to become owner of the annuity and must liquidate the annuity within five years from the date of the annuitant’s death. If the annuitant dies before the end of the surrender charge period and the beneficiary continues the contract, we will charge the applicable surrender charge on any partial withdrawals the beneficiary takes while the contract is in the surrender charge period.

(2)	Beneficiary Stretch — Beneficiary may elect to become owner of the annuity and may continue the annuity for as long as the beneficiary takes a required minimum distribution each year beginning the first year after the year in which the annuitant died. This option must be elected within twelve months from the date of the annuitant’s death.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution in which a surrender charge will not apply.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. In those states where permitted, for contracts applied for on or after May 15, 2009, there is an additional annual charge of 0.25% of the optional death benefit amount. The charge for other contracts is 0.10%. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, we may offer the GMDBR80 Plus or GMDBR85 Plus at the time the contract is issued. You cannot purchase either of these riders once the annuitant is 76 years old. Once the 5% GMDBR80 Plus or 5% GMDBR85 Plus described below is available in a state, you cannot purchase the GMDBR80 Plus or the GMDBR85 Plus.

With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment, or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the asset allocation models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in

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which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the contract value was reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount, or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

In those states where permitted, we may offer the 5% GMDBR80 Plus or 5% GMDBR85 Plus at the time the contract is issued. The 5% GMDBR80 Plus and 5% GMDBR85 Plus are identical to the GMDBR80 Plus and GMDBR85 Plus, respectively, except that the effective annual rate is 5%, not 6%, and you may take withdrawals up to 5% of the GMDB amount on a dollar-for-dollar basis, rather than 6%. The charge for the 5% GMDBR80 Plus is 0.45% of the 5% GMDBR80 Plus amount. The charge for the 5% GMDBR85 Plus is 0.70% of the 5% GMDBR Plus amount. If the 5% GMDBR80 Plus or the 5% GMDBR85 Plus is available in a state, you cannot purchase the GMDBR80 Plus or GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) we may offer. Not all of the riders may be available in all states, and not all riders may be currently available for issue. You may only have one of the ARDBR riders on your contract. You may purchase an ARDBR at the time your contract is issued. The ARDBR riders we have offered in the past or may offer are referred to as the “ARDBR” and the “ARDBR (2009).” Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we may offer the ARDBR (2009) at the time the contract is issued. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. You cannot purchase the ARDBR (2009) before the annuitant is 45 years old or once the annuitant is 76 years old. With this optional rider, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) “earnings base” or (b) “step-up base.”

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, contract values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by

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the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your contract value. If your contract value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your contract value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your contract value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your contract value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your contract value.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current contract value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge

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increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge.  There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination.  Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR.

If the ARDBR (2009) is not available, in those states where permitted, we may offer the ARDBR at the time the contract is issued. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You cannot purchase the ARDBR after the annuitant is age 75. With this optional rider, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment, or (b) the GMDB amount. The GMDB amount with the ARDBR is the greater of the (i) “earnings base” or (ii) “step-up base”.

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) total net purchase payments and (ii) an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, contract values allocated in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will earn the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal in excess of 6%.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments less pro rata withdrawals. Each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets.  On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset’s guaranteed earnings income base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase.

Charge.  There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

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Termination.  You may cancel the ARDBR as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

Guaranteed Enhancement Benefit.

In those states where permitted, we may offer Guaranteed Enhancement Benefit (“GEB”) riders at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or

•	40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the contract value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB ”Plus,” the charge is 0.30% of the contract value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

For a summary of the optional death benefit riders, please see the following chart:

Who may want to
Optional Rider	Features	consider the Rider	Charge

Annual Stepped Up Death Benefit
•   Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.
•   Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.
•   Stops accumulating at contract anniversary after annuitant’s 85th birthday.
•   Cannot purchase once the annuitant is 76.
		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

GMDBR80 Plus
•   Guarantees 6% annual rate of return on the death benefit, up to two times the purchase payments.
•   Accumulates purchase payments at 6% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 6%).
•   Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed minimum death benefit amount.
•   Stops accumulating at contract anniversary after annuitant’s 80th birthday.
•   Cannot purchase once the annuitant is 76.
•   Cannot purchase if 5% GMDBR80 Plus or 5% GMDBR85 Plus is available.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.25% (maximum and current)

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Who may want to
Optional Rider	Features	consider the Rider	Charge

GMDBR85 Plus	• Identical to GMDBR80 Plus except for the following: o No maximum benefit o Stops accumulating at contract anniversary after annuitant’s 85th birthday.	Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

5% GMDBR80 Plus
•   Identical to GMDBR80 Plus except for the following:
o Accumulates purchase payments at 5% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 5%).
o Adjusted dollar-for-dollar on annual withdrawals up to 5% of the guaranteed minimum death benefit amount.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

5% GMDBR85 Plus	• Identical to 5% GMDBR80 Plus except for the following: o No maximum benefit o Stops accumulating at contract anniversary after annuitant’s 85th birthday.	Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.70% (maximum and current)

ARDBR
•   Guarantees a death benefit equal to the greater of highest contract anniversary value or purchase payments accumulated at 6% (except values allocated to the Money Market Portfolio or the Fixed Accumulation Account which are not in an Asset Allocation Model may accumulate at less than 6%).
•   Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed earnings death benefit amount, pro-rata thereafter.
•   Stops accumulating at the annuitant’s 85th birthday or the 10th anniversary of the last reset date, if later.
•   Cannot purchase once the annuitant is 75.
•   Sold only in conjunction with GMIB Plus with Annual Reset rider.
•   Cannot purchase if the ARDBR (2009) is available.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.60% (maximum and current)

ARDBR (2009)
•   Identical to ARDBR except for the following:
o Accumulates at 5% and has 5% dollar for dollar withdrawals after 30 days.
o Stops accumulating at contract anniversary after annuitant’s 85th birthday.
o Cannot purchase once the annuitant is 76.
o Sold only in conjunction with GMIB Plus with Annual Reset (2009) rider.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	1.40% (maximum) 0.85% (current)

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Who may want to
Optional Rider	Features	consider the Rider	Charge

GEB
•   Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total contract value on the date of death minus net purchase payments less pro rata withdrawals.
•   Benefit will never exceed $1,000,000.
		Those who wish to maximize the amount left to their beneficiaries.	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)

GEB Plus
•   Pays an additional death benefit of 40% of the lesser of (a) 2 1/2 times net purchase payments less pro rata withdrawals or (b) total contract value on the date of death minus net purchase payments less pro rata withdrawals.
•   Benefit will never exceed $1,000,000.
		Those who wish to maximize the amount left to their beneficiaries.	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

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Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit

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values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our Administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we may offer. Not all of the riders may be available in all states and not all riders may be currently available for issue. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we may offer or have offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset, GMIB Plus and GMIB. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

GMIB Plus with Annual Reset (2009).

You may add the GMIB Plus with Annual Reset (2009) rider to your contract at the time the contract is issued. We may, at our sole option, also offer this rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GMIB Plus with Annual Reset (2009) is available, you may not purchase any other GMIB rider.

The GMIB Plus with Annual Reset (2009) rider guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the “guaranteed income base” to the annuity tables in the rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” or (b) your “step-up base.”

Guaranteed earnings income base.  The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, contract values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB

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withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with Annual Reset (2009) is 5%. For example, the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your contract value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro-rata reduction may materially reduce the income available under the GMIB rider in future years.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 × .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your contract value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your contract value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 − ([$1,000/$85,000] × $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.  At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your contract value.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may

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elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.  With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the rider for your then-age. However, if during the 10 year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward. If the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated.

Investment Restrictions  If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and contract value to (a) one of Asset Allocation Models 2, 3 or 4 or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.  Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the then-current contract value each and every contract anniversary prior to the annuitant’s 81st birthday. If the contract value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current contract value.

Resetting the rider sets the guaranteed earnings income base equal to the current contract value, as opposed to a step-up, which sets the step-up base equal to the current contract value. The step-up base will increase automatically each contract anniversary if the contract value is higher than the previous step-up base, so it preserves your potential gain. The guaranteed earnings income base is not reset automatically to the current contract value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

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When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.  There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your contract value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your contract value and will not affect the amount you receive under this rider. In addition, the withdrawal fee will not be considered a withdrawal under the rider.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.   Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other Versions.

This section describes the other optional GMIB riders that we currently offer or have been offered in the past. Not all of the riders may be available in all states and not all riders may be currently available for issue.

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GMIB

You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 5.5% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 5.5%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The GMIB rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

GMIB Plus

In those states where permitted, we offered a GMIB “Plus” rider. The GMIB Plus rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these four differences:

(1)	For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings income base dollar for dollar,

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80,

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(3)	The annual charge for GMIB Plus is 0.50% of the guaranteed income base.

(4)	Regardless of the annuitant’s age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85 or the date that is 24 years from the date that the rider is first issued.

GMIB Plus with Five Year Reset

In those states where permitted, we may offer a GMIB Plus with Five Year Reset rider. The GMIB Plus with Five Year Reset is not available for purchase after May 15, 2009. We may limit the availability of the riders in any state. You may not purchase the GMIB Plus with Five Year Reset after the annuitant is age 79. You cannot purchase the GMIB Plus with Five Year Reset if the GMIB Plus with Annual Reset (2009) rider is available. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1)	For the GMIB Plus with Five Year Reset you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.50% of the guaranteed income base.

(2)	There is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 5.5% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base.

GMIB Plus with Annual Reset

In those states where permitted, we may also offer a GMIB Plus with Annual Reset rider. You cannot purchase the GMIB Plus with Annual Reset if the GMIB Plus with Annual Reset (2009) is available. We may limit the availability of the riders in any state. You may purchase GMIB Plus with Annual Reset until the annuitant is age 75. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.65% of the guaranteed income base.

In those states where permitted, in the future we may allow you under certain circumstances to discontinue the GMIB or GMIB Plus rider in order to add the GMIB Plus with Annual Reset rider on a contract anniversary. If you choose to add the GMIB Plus with Annual Reset rider, a new ten year annuitization waiting period will begin. Depending on the future investment results under your contract, it may be disadvantageous to you to replace your GMIB or GMIB Plus rider with the GMIB Plus with Annual Reset rider. Please consult with your financial representative to determine if adding the GMIB Plus with Annual Reset rider is appropriate for you.

The effect of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 5.5% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 5.5% (4% for issue ages 76

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or greater) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings income base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the guaranteed earnings income base to the then-current contract value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of 5 resets. If the contract value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying the Company within 30 days after the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the ARDBR earnings base. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Optional Guaranteed Principal Access (“GPA”)

We may offer a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider is not available for purchase after May 1, 2009. With certain restrictions, this rider guarantees:

i.	you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii.	we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term. The eligible contract value is the contract value attributable to the beginning principal amount; and

iii.	we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.

This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider

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differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the variable contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual contract value for the 7% GPA rider and .50% of your eligible average annual contract value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

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After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract, or at our sole option we may also offer the GPP rider to existing contract owners, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP rider is not available when your contract includes the optional Guaranteed Principal Access (“GPA”) rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the ‘guaranteed contract value” if the eligible contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a) as of the first day of the rider’s term or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.

If you choose GPP, you must allocate all variable contract values to one of the asset allocation models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change Asset Allocation Models at any time. You may also have a portion of your contract values in a fixed accumulation account or in a dollar-cost averaging account that transfers to a model that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

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In those states where permitted, for contracts applied for on or after May 15, 2009, the charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. (The charge for other contracts is 0.20%). This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your total contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

Summary of Optional Living Benefit Riders

For a summary of the available optional living benefit riders, please see the following chart:

Who may want to
Optional Rider	Features	consider the Rider	Charge

GMIB Plus with Five Year Reset
•   Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.
•   Dollar-for-dollar withdrawals immediately up to 5.5% of the annual accumulated earnings on the guaranteed earnings income base.
•   May exercise the benefit after ten years or the 10th anniversary of last reset.
•   No lapse feature provides an opportunity to exercise the benefit should your contract value fall to zero during the initial ten-year annuitization waiting period.
•   May reset the guaranteed earnings income base to equal the contract value, if higher, on each 5th contract anniversary prior to the annuitant’s 75th birthday.
•   Cannot purchase once the annuitant is 80.
•   Cannot purchase if the GMIB Plus with Annual Reset (2009) is available.
		Those who want to protect their retirement income but still desire market exposure.	0.50% (maximum and current)

GMIB Plus with Annual Reset
•   Identical to GMIB Plus with Five Year Reset except for the following:
o May reset the guaranteed earnings income base to equal the contract value, if higher, on each contract anniversary prior to the annuitant’s 75th birthday or the 5th rider anniversary.
o Cannot purchase once the annuitant is 75.
		Those who want to protect their retirement income but still desire market exposure.	0.65% (maximum and current)

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Who may want to
Optional Rider	Features	consider the Rider	Charge

GMIB Plus with Annual Reset (2009)
•   Identical to GMIB Plus with Annual Reset except for the following:
  o   Dollar-for-dollar withdrawals after 30 days up to 5% of the annual accumulated earnings on the guaranteed earnings income base.
  o   May reset the guaranteed earnings income base to equal the contract value, if higher, on each contract anniversary prior to the annuitant’s 81st birthday.
  o   Cannot purchase once the annuitant is 79.
  o   Investment restrictions.
		Those who want to protect their retirement income but still desire market exposure.	1.50% (maximum) 0.95% (current)

Guaranteed Principal Protection (“GPP”) rider
•   Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.
•   If, at the end of the rider’s ten-year term, the eligible contract value is less than the guaranteed contract value, the difference will be added to the contract.
•   The guaranteed contract value is adjusted pro-rata for any withdrawals.
•   Cannot purchase once the annuitant is 80.
		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.55% (maximum and current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,
•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,
•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or
•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy and report any error or inaccuracy to us.

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Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

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The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the “investment in the contract” is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” A withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;
•	made to a beneficiary on or after the death of the annuitant;
•	attributable to the taxpayer’s becoming disabled;
•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
•	from a contract that is a qualified funding asset for purposes of a structured settlement;
•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;
•	incident to divorce, or
•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

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Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

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Withholding on Annuity Payments

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract within 10 days after you receive it (or a longer period as may be required by your state law) and get a refund of contract value as of the date of cancellation. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 — 8:30 a.m. – 4:30 p.m. (Eastern time zone)

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $55,000 in 2009, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $55,000 and $65,000. For married couples filing jointly, the applicable dollar limitation is $89,000 in 2009, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $89,000 and $109,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $65,000 for individuals and $109,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits will apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2009 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2009. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will

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be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $16,500 for 2009.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $49,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $5,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

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Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

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Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $176,000 for married individuals filing jointly and less than $120,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $166,000 and $176,000 for married and between $105,000 and $120,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 and older.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2009. Employees age 50 and older may contribute an additional $2,500 in 2009. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

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Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Illustration of IRA Fixed Accumulations

	$1000	$1,000
	Annual	One Time
Year	Contribution	Contribution

1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14
57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52

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Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 3 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 7%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

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Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ohio National Fund, Inc.
Money Market Portfolio	2003	$11.39	$11.32	12
	2004	11.32	11.29	26,305
	2005	11.29	11.48	32,879
	2006	11.48	11.84	51,761
	2007	11.84	12.25	160,438
	2008	12.25	12.30	132,990

Equity Portfolio	2003	7.05	10.24	4,600
	2004	10.24	11.36	12,714
	2005	11.36	11.89	59,590
	2006	11.89	12.50	97,553
	2007	12.50	11.60	154,527
	2008	11.60	5.17	182,250

Bond Portfolio	2003	12.29	13.21	283
	2004	13.21	13.78	9,542
	2005	13.78	13.66	30,797
	2006	13.66	14.06	47,981
	2007	14.06	14.39	52,794
	2008	14.39	12.56	36,294

Onmi Portfolio	2004	7.03	7.42	1,978
	2005	7.42	8.02	2,465
	2006	8.02	8.96	3,121
	2007	8.96	9.45	3,010
	2008	9.45	6.39	2,744

S&P 500® Index Portfolio	2004	10.11	11.00	21,818
	2005	11.00	11.33	26,686
	2006	11.33	12.88	6,305
	2007	12.88	13.35	18,108
	2008	13.35	8.25	20,518

International Portfolio	2003	5.97	8.42	2,983
	2004	8.42	9.38	22,292
	2005	9.38	10.12	124,738
	2006	10.12	11.90	215,742
	2007	11.90	12.84	270,129
	2008	12.84	6.83	281,851

International Small-Mid Company Portfolio	2003	5.80	9.20	121
	2004	9.20	10.98	1,354
	2005	10.98	13.97	2,581
	2006	13.97	17.40	6,061
	2007	17.40	20.16	3,862
	2008	20.16	9.68	7,362

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	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Capital Appreciation Portfolio	2004	$14.80	$16.42	1,126
	2005	16.42	17.05	31,170
	2006	17.05	19.56	55,626
	2007	19.56	20.03	56,223
	2008	20.03	12.05	63,455

Millennium Portfolio	2006	7.29	7.71	6,858
	2007	7.71	9.59	10,605
	2008	9.59	5.43	7,871

Mid Cap Opportunity Portfolio	2004	12.22	13.68	1,687
	2005	13.68	14.84	2,235
	2006	14.84	16.05	2,633
	2007	16.05	18.65	12,684
	2008	18.65	8.96	39,288

Capital Growth Portfolio	2006	17.93	21.25	270
	2007	21.25	23.30	1,885
	2008	23.30	14.62	6,915

High Income Bond Portfolio	2003	9.94	11.64	261
	2004	11.64	12.70	1,274
	2005	12.70	12.90	2,155
	2006	12.90	14.01	6,323
	2007	14.01	14.31	19,240
	2008	14.31	10.54	20,976

Strategic Value Portfolio	2004	9.89	10.70	15,789
	2005	10.70	11.05	15,788
	2006	11.05	12.68	5,254
	2007	12.68	11.41	6,690
	2008	11.41	8.07	0

Nasdaq-100® Index Portfolio	2004	3.61	3.91	40,195
	2005	3.91	3.92	74,502
	2006	3.92	4.12	71,203
	2007	4.12	4.82	60,483
	2008	4.82	2.76	66,550

Bristol Portfolio	2005	10.95	12.10	18,926
	2006	12.10	13.89	39,527
	2007	13.89	14.76	58,848
	2008	14.76	8.66	79,431

Bryton Growth Portfolio	2005	9.66	9.94	13,246
	2006	9.94	11.45	28,750
	2007	11.45	12.40	51,465
	2008	12.40	8.66	79,431

U.S. Equity Portfolio	2004	10.00	11.60	4,601
	2005	11.60	12.44	23,499
	2006	12.44	13.24	50,187
	2007	13.24	14.78	53,161
	2008	14.78	7.58	49,264

Income Opportunity Portfolio	2004	10.00	10.65	802
	2005	10.65	10.82	1,266
	2006	10.82	11.11	3,851
	2007	11.11	11.87	5,333
	2008	11.87	9.27	1,351

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	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Target VIP Portfolio	2006	$10.12	$11.05	9,162
	2007	11.05	11.96	18,447
	2008	11.96	6.68	4,906

Target Equity/Income Portfolio	2006	10.11	10.90	1,227
	2007	10.90	11.87	142,133
	2008	11.87	6.43	154,516

Aggressive Growth Portfolio	2007	5.88	7.51	1,383
	2008	7.51	4.17	3,814

Small Cap Growth Portfolio	2007	6.60	7.46	0
	2008	7.46	3.85	0

Balanced Portfolio	2007	12.78	14.15	0
	2008	14.15	10.20	0

Bristol Growth Portfolio	2007	10.00	10.24	0
	2008	10.24	6.00	0

ALPS Variable Insurance Trust (Class II Shares)
AVS Listed Private Equity Portfolio	2008	10.00	3.72	0

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2003	10.00	11.69	106
	2004	11.68	12.08	1,300
	2005	12.08	12.41	1,316
	2006	12.41	14.22	4,439
	2007	14.22	14.98	7,601
	2008	14.98	10.38	3,723

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	10.00	6.27	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Contrafund® Portfolio	2003	6.95	8.97	123
	2004	8.97	10.19	31,305
	2005	10.19	11.73	36,032
	2006	11.73	12.89	28,164
	2007	12.89	14.91	49,770
	2008	14.91	8.42	119,168

VIP Mid Cap Portfolio	2003	8.94	12.83	86
	2004	12.83	15.77	12,709
	2005	15.77	18.36	23,238
	2006	18.36	20.35	22,049
	2007	20.35	23.15	23,557
	2008	23.15	13.78	46,394

VIP Growth Portfolio	2003	4.65	6.15	180
	2004	6.15	6.26	24,331
	2005	6.26	6.51	26,132
	2006	6.51	6.84	4,364
	2007	6.84	8.55	1,542
	2008	8.55	4.44	1,676

VIP Equity-Income Portfolio	2006	12.34	14.60	16,578
	2007	14.60	14.58	69,520
	2008	14.58	8.22	80,712

VIP Real Estate Portfolio	2008	10.00	5.28	5,875

Form 6723-NSLAC

60

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income Securities Fund	2005	$10.00	$10.36	1,635
	2006	10.36	12.09	1,837
	2007	12.09	12.37	15,864
	2008	12.37	8.58	19,973

Templeton Foreign Securities Fund	2006	11.18	11.55	13,393
	2007	11.55	15.25	41,904
	2008	15.25	8.96	60,344

Franklin Flex Cap Growth Securities Fund	2007	11.55	13.03	57,377
	2008	13.03	8.31	96,977

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income Securities Fund	2008	10.00	6.90	6,117

Franklin Flex Cap Growth Securities Fund	2008	10.00	6.65	72,646

Templeton Foreign Securities Fund	2008	10.00	6.19	6,818

Franklin Templeton VIP Founding Funds Allocation Fund	2008	10.00	6.60	2,301

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Growth and Income Fund	2004	8.29	9.71	3,343
	2005	9.71	9.95	44,120
	2006	9.95	12.04	94,455
	2007	12.04	12.05	229,099
	2008	12.05	7.78	267,062

Goldman Sachs Structured U.S. Equity Fund	2003	7.34	9.51	196
	2004	9.51	10.77	3,350
	2005	10.77	11.32	27,619
	2006	11.32	12.60	48,147
	2007	12.60	12.22	51,336
	2008	12.22	7.59	50,552

Goldman Sachs Capital Growth Fund	2004	9.78	10.52	23,255
	2005	10.52	10.68	23,148
	2006	10.68	11.44	6,256
	2007	11.44	12.42	8,290
	2008	12.42	7.13	14,748

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Growth and Income Fund	2008	10.00	6.55	81,407

Goldman Sachs Structured U.S. Equity Fund	2008	10.00	6.55	0

Goldman Sachs Capital Growth Fund	2008	10.00	5.91	0

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2008	10.00	9.10	0

Ivy Funds Global Natural Resources	2008	10.00	6.04	0

Ivy Funds VIP Science and Technology	2008	10.00	8.22	0

Form 6723-NSLAC

61

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio	2004	$9.75	$12.22	1,719
	2005	12.22	12.47	2,797
	2006	12.47	14.15	6,091
	2007	14.15	13.16	10,398
	2008	13.16	8.83	8,387

JPMorgan Mid Cap Value Portfolio	2003	10.62	13.92	257
	2004	13.92	16.62	4,936
	2005	16.62	17.90	26,502
	2006	17.90	20.63	48,320
	2007	20.63	20.84	61,963
	2008	20.84	13.73	69,992

Janus Aspen Series (Service Shares)
Janus Portfolio (formerly Large Cap Growth)	2007	6.48	7.33	20,005
	2008	7.33	4.35	22,466

Overseas Portfolio (formerly International Growth)	2004	5.78	6.76	1,641
	2005	6.76	8.80	6,470
	2006	8.80	12.73	38,544
	2007	12.73	16.07	100,870
	2008	16.07	7.57	149,127

Worldwide Portfolio (formerly Worldwide Growth)	2004	5.44	5.61	1,556
	2005	5.61	5.84	2,438
	2006	5.84	6.79	2,438
	2007	6.79	7.33	3,945
	2008	7.33	3.99	7,142

Balanced Portfolio	2003	8.32	9.41	109
	2004	9.41	10.05	108
	2005	10.05	10.67	722
	2006	10.67	11.62	914
	2007	11.62	12.63	107
	2008	12.63	10.46	106

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small Cap Equity Portfolio	2004	14.25	16.15	2,073
	2005	16.15	16.56	3,420
	2006	16.56	18.96	3,984
	2007	18.96	17.35	1,516
	2008	17.35	10.88	1,324

Lazard Retirement Emerging Markets Equity Portfolio	2004	11.17	14.38	1,299
	2005	14.38	19.97	3,149
	2006	19.97	25.60	7,220
	2007	25.60	33.65	19,296
	2008	33.65	17.01	44,246

Lazard Retirement U.S. Strategic Equity Portfolio	2007	12.27	11.98	0
	2008	11.98	7.65	0

Lazard Retirement International Equity Portfolio	2007	13.81	15.08	50,589
	2008	15.08	9.37	113,764

Legg Mason Variable Partners Equity Trust (Class I Shares)
Fundamental Value Portfolio	2006	16.71	19.47	4,580
	2007	19.47	19.43	5,301
	2008	19.43	12.15	5,325

Form 6723-NSLAC

62

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Capital and Income Portfolio	2007	$13.18	$13.60	0
	2008	13.60	8.71	0

Investors Portfolio	2007	15.83	16.22	677
	2008	16.22	10.30	760

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2004	9.23	9.91	1,764
	2005	9.91	10.20	2,775
	2006	10.20	10.79	2,775
	2007	10.79	11.81	2,775
	2008	11.81	7.34	2,946

MFS® New Discovery Series	2004	10.22	10.70	898
	2005	10.70	11.09	898
	2006	11.09	12.35	1,125
	2007	12.35	12.45	234
	2008	12.45	7.43	253

MFS® Total Return Series	2003	9.35	10.95	2,763
	2004	10.95	11.99	2,749
	2005	11.99	12.13	4,486
	2006	12.13	13.35	1,751
	2007	13.35	13.69	8,781
	2008	13.69	10.48	10,106

MFS® Mid Cap Growth Series	2006	9.54	9.63	9,316
	2007	9.63	10.40	26,443
	2008	10.40	4.96	29,299

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio	2006	10.00	10.17	22,846
	2007	10.17	10.34	108,815
	2008	10.34	5.51	172,203

PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2003	10.86	11.45	1,967
	2004	11.45	12.29	5,846
	2005	12.29	12.38	52,364
	2006	12.38	12.30	86,246
	2007	12.30	13.42	93,398
	2008	13.42	12.30	74,704

Total Return Portfolio	2003	10.52	10.79	1,227
	2004	10.79	11.16	10,744
	2005	11.16	11.28	15,555
	2006	11.28	11.55	53,937
	2007	11.55	12.39	208,741
	2008	12.39	12.81	176,556

Global Bond Portfolio	2003	10.82	12.05	89
	2004	12.05	13.15	1,090
	2005	13.15	12.11	3,518
	2006	12.11	12.49	9,319
	2007	12.49	13.52	11,863
	2008	13.52	13.22	33,767

CommodityRealReturn® Strategy Portfolio	2008	10.00	6.25	0

Form 6723-NSLAC

63

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2003	$4.68	$5.97	995
	2004	5.97	6.43	1,394
	2005	6.43	7.23	859
	2006	7.23	7.23	916
	2007	7.23	7.95	3,125
	2008	7.95	4.89	3,022

Jennison 20/20 Focus Portfolio	2003	7.11	9.18	305
	2004	9.18	10.44	6,050
	2005	10.44	12.49	4,636
	2006	12.49	13.99	17,545
	2007	13.99	15.19	46,107
	2008	15.19	9.08	94,322

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2003	10.00	13.96	212
	2004	13.96	17.20	3,159
	2005	17.20	18.41	4,968
	2006	18.41	20.98	6,177
	2007	20.98	20.25	16,115
	2008	20.25	14.54	36,350

Micro-Cap Portfolio	2003	10.00	14.68	501
	2004	14.68	16.48	1,301
	2005	16.48	18.14	2,477
	2006	18.14	21.66	6,214
	2007	21.66	22.21	9,225
	2008	22.21	12.43	17,462

The Universal Institutional Funds, Inc. (Class II) (Van Kampen)
Van Kampen’s UIF Core Plus Fixed Income Portfolio	2004	10.00	11.81	3,099
	2005	11.81	12.11	3,902
	2006	12.11	12.37	4,564
	2007	12.37	12.83	34,054
	2008	12.83	11.33	51,838

Van Kampen’s UIF U.S. Real Estate Portfolio	2003	10.00	12.77	642
	2004	12.77	17.14	3,023
	2005	17.14	19.74	15,978
	2006	19.74	26.80	25,154
	2007	26.80	21.87	51,608
	2008	21.87	13.36	65,188

Van Kampen’s UIF International Growth Equity Portfolio	2006	10.00	10.77	1,446
	2007	10.77	12.13	28,154
	2008	12.13	6.16	158,708

Van Kampen’s UIF Capital Growth Portfolio	2007	10.23	12.28	0
	2008	12.28	6.13	1,259

Form 6723-NSLAC

64

Statement of Additional Information Contents

National Life
Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements

1940 Act File Number 811-10619
1933 Act File Number 333-76352

Form 6723-NSLAC

65

Variable Account N
of
National Security Life and Annuity Company
One Financial Way
Montgomery, Ohio 45242
Telephone 1-877-446-6020
Statement of Additional Information
May 1, 2009
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Variable Account N (“VAN”) flexible purchase payment individual variable annuity contracts dated May 1, 2009. To get a free copy of the prospectus for VAN, write or call us at the above address.

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Financial Statements	4
“NScore Lite VA”

National Security
National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. Security Mutual is a New York domiciled mutual life insurance company. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.
Custodian
National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAN’s assets.
Independent Registered Public Accounting Firm
The financial statements of National Security Variable Account N and the financial statements and schedules of National Security Life and Annuity Company for the periods indicated have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns over 80% of our outstanding stock. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN, and the amounts retained by ONEQ, for each of the last 3 years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2008	$1,129,475	None
2007	$1,391,219	None
2006	$865,998	None

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the net difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. The actual effect that the contract administration charge would have on total returns would be greater than that for contracts having a value less than $50,000. The returns assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Financial Statements
December 31, 2008 and 2007
(With Report of Independent Registered Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
National Security Life and Annuity Company:
We have audited the accompanying balance sheets of National Security Life and Annuity Company (the Company) (a majority owned subsidiary of The Ohio National Life Insurance Company) as of December 31, 2008 and 2007, and the related statements of operations, changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the financial statements, we have also audited financial statement schedules I, III, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
/s/ KPMG LLP
Columbus, Ohio
April 28, 2009

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Balance Sheets
December 31, 2008 and 2007
(Dollars in thousands, except share amounts)

	2008	2007
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$19,088	17,698
Fixed maturity trading securities, at fair value	2,850	4,794
Other long-term investments	44	44

Total investments	21,982	22,536

Cash	3,602	2,822
Accrued investment income	298	249
Deferred policy acquisition costs	2,290	1,680
Reinsurance recoverables	37,041	40,711
Goodwill and intangible assets	755	755
Other assets	300	238
Deferred federal income taxes	1,513	318
Assets held in separate accounts	53,134	63,059

Total assets	$120,915	132,368

Liabilities and Stockholders’ Equity

Future policy benefits and claims	$15,822	12,224
Reinsurance payables	32,242	35,126
Amounts due to affiliates	104	92
Other liabilities	488	674
Liabilities related to separate accounts	53,134	63,059

Total liabilities	101,790	111,175

Contingencies

Stockholders’ equity:
Class A common stock, $250 par value. Authorized 10,000 shares; issued and outstanding 10,000 shares in 2008 and 2007	2,500	2,500
Additional paid-in capital	20,845	20,845
Accumulated other comprehensive loss	(1,145)	(200)
Retained deficit	(3,075)	(1,952)

Total stockholders’ equity	19,125	21,193

Total liabilities and stockholders’ equity	$120,915	132,368

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Operations
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008	2007	2006
Revenues:
Traditional life and annuity insurance premiums and charges	$3,672	3,614	3,609
Reinsurance premiums ceded	(2,813)	(3,028)	(3,333)

Total premiums and charges net of reinsurance	859	586	276

Change in value of trading securities	26	92	(63)
Change in value of reinsurance derivatives	(26)	(92)	63
Net investment income	1,085	1,165	1,540
Net realized (losses) gains on investments	(917)	217	105
Other loss	(527)	(375)	(86)

	500	1,593	1,835

Benefits and expenses:
Benefits and claims	351	265	276
Increase (decrease) in policy reserves	421	(17)	(22)
Amortization of deferred policy acquisition costs	90	70	26
Other operating costs and expenses	1,446	1,303	1,997

	2,308	1,621	2,277

Loss before income taxes	(1,808)	(28)	(442)

Income taxes:
Deferred benefit	(685)	(64)	—

	(685)	(64)	—

Net (loss) income	$(1,123)	36	(442)

See accompanying notes to financial statements.

3

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Changes in Stockholders’ Equity
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholders’
	stock	capital	(loss) income	deficit	equity
Balance, December 31, 2005	$2,500	22,231	305	(2,349)	22,687

Comprehensive loss:
Net loss	—	—	—	(442)	(442)
Other comprehensive loss	—	—	(222)	—	(222)

Total comprehensive loss					(664)

Balance, December 31, 2006	2,500	22,231	83	(2,791)	22,023

Adjustment related to additional purchase by majority stockholder	—	(1,386)	—	803	(583)

Comprehensive loss:
Net income	—	—	—	36	36
Other comprehensive loss	—	—	(283)	—	(283)

Total comprehensive loss					(247)

Balance, December 31, 2007	2,500	20,845	(200)	(1,952)	21,193
Comprehensive loss:
Net loss	—	—	—	(1,123)	(1,123)
Other comprehensive loss	—	—	(945)	—	(945)

Total comprehensive loss					(2,068)

Balance, December 31, 2008	$2,500	20,845	(1,145)	(3,075)	19,125

See accompanying notes to financial statements.

4

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Cash Flows
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(1,123)	36	(442)
Adjustments to reconcile net loss to net cash provided by (used in) by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	2,517	124	2,118
Cost of fixed maturity trading securities acquired	(997)	—	(486)
Interest credited to policyholder account values	267	298	243
Universal life and investment-type product policy fees	(426)	(266)	(362)
Capitalization of deferred policy acquisition costs	(730)	(1,111)	(467)
Amortization of deferred policy acquisition costs	90	70	26
Amortization and depreciation	88	43	154
Net realized losses (gains) on investments	917	(217)	(105)
Change in value of trading securities	(26)	(92)	63
Deferred federal income tax benefit	(685)	(64)	—
Change in value of reinsurance derivative	26	92	(63)
(Increase) decrease in accrued investment income	(49)	70	141
Decrease (increase) in reinsurance recoverables and other assets	3,608	(14,311)	(5,881)
(Decrease) increase in funds withheld-modco reinsurance	(2,689)	14,888	5,593
Decrease in reinsurer’s funds	—	—	(10,002)
Increase in policyholder liabilities	10,177	13,990	5,219
(Decrease) increase in other liabilities	(271)	(91)	485
Increase (decrease) in amounts due to affiliates	12	50	(66)
Decrease in reinsurance payables	(136)	(163)	(26)
Other, net	(52)	190	(109)

Net cash provided by (used in) operating activities	10,518	13,536	(3,967)

Cash flows from investing activities:
Proceeds from sales and maturities of fixed maturity available-for-sale securities	4,869	4,453	6,686
Proceeds from repayment of mortgage loans on real estate	—	—	831
Cost of fixed maturity available-for-sale securities acquired	(8,216)	—	(2,675)
Change in other invested assets, net	—	3	(43)

Net cash (used in) provided by investing activities	(3,347)	4,456	4,799

Cash flows from financing activities:
Investment product account deposits	11,275	15,682	9,272
Investment product account withdrawals	(17,666)	(32,363)	(18,762)

Net cash used in financing activities	(6,391)	(16,681)	(9,490)

Net increase (decrease) in cash and cash equivalents	780	1,311	(8,658)

Cash and cash equivalents, beginning of year	2,822	1,511	10,169

Cash and cash equivalents, end of year	$3,602	2,822	1,511

Supplemental disclosure:
Income taxes paid	$—	—	—

Noncash activities:
Deferred policy acquisition costs	$—	(415)	—

See accompanying notes to financial statements.

5

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(1)	Organization and Business Description

National Security Life and Annuity Company (NSLAC or the Company), formerly known as First ING Life Insurance Company of New York (First ING Life), is domiciled in New York and, as of January 4, 2002, became a subsidiary of SMON Holdings, Inc. (SMON).

On May 3, 2001, Security Life of Denver Insurance Company (the former Parent of the Company), entered into a stock purchase agreement with Security Mutual Life Insurance Company of New York (SML), Ohio National Financial Services (ONFS) and SMON to sell First ING Life to SMON. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

The Company, when under the control of the former Parent of the Company, assumed and retroceded traditional life insurance. This assumed and retroceded book of business is currently in runoff. After January 4, 2002, the Company markets a portfolio of variable annuity products in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 17 states and the District of Columbia.

At November 28, 2004, SMON was jointly owned by ONFS and SML holding 51.2% and 48.8% of the outstanding shares, respectively. On November 29, 2004, ONFS contributed its entire ownership interest in SMON to The Ohio National Life Insurance Company (ONLIC), a wholly owned subsidiary of ONFS.

On February 17, 2007, the board of directors and stockholders (ONLIC and SML) of SMON authorized the dissolution of SMON and the transfer of NSLAC’s shares to the former stockholders of SMON in proportion to the stockholders’ interest in SMON at the time of SMON’s dissolution. Specifically, ONLIC received 5,122 shares and SML received 4,878 shares of NSLAC’s then issued and outstanding stock. On March 30, 2007, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase an additional 2,927 shares of NSLAC from SML for $6,000, thereby increasing ONLIC’s holdings in NSLAC to approximately 80.5% and decreasing SML’s holdings to approximately 19.5%.

The following is a description of the most significant risks facing life insurers:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories, or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.
Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become
(Continued)

6

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.
Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company has been selling variable annuity products since 2003. As a result of these product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of variable annuity products contributed approximately 33% and 22% of total variable annuity deposits in 2008 and 2007. Based on policyholder account balances, the Company’s largest distributor accounted for approximately 24% and 22% of total deferred annuity reserves as of December 31, 2008 and 2007, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.
The second concentration risk arises from the Company’s use of reinsurance. The exposure risk from the variable annuity sales is mitigated by the use of reinsurance. The Company has entered into a 50% modified coinsurance agreement with ONLIC, the parent company. The Company has also entered into a 100% coinsurance agreement with ONLIC, the parent company, on the guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.
Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $37,041 and $40,711 as of December 31, 2008 and 2007, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed benefit riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB
(Continued)

7

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 5.5% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The Company refers to the total of these four classes as the G reserves.
As of December 31, 2008 and 2007, direct G reserves were $997 and $149, ceded G reserves were $581 and $149 and net G reserves were $416 and $0, respectively.
The total amount at risk under GMDB guarantees is determined by comparing each contract’s account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2008 was $23.5 million, of which $0 was reinsured, with a net amount at risk of $23.5 million. The total amount at risk under GMDB features as of December 31, 2007 was $0.4 million, of which $0 was reinsured, with a net amount at risk of $0.4 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 as of December 31, 2008 and 2007.
The total amount at risk under GMIB guarantees is determined by comparing each contract’s account value at the end of the year to the GMIB amount. The total amount at risk under GMIB features as of December 31, 2008 was $22.4 million, of which $22.4 million was reinsured, with a net amount at risk of zero. The total amount at risk under GMIB features as of December 31, 2007 was $0.7 million, of which $0.7 million was reinsured, with a net amount at risk of zero. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMIB contract holders was 62 as of December 31, 2008 and 2007.
The total amount at risk under GMAB and GMWB guarantees is determined by comparing each contract’s account value at the end of the year to the GMAB and GMWB amount. The total amount at risk under GMAB and GMWB features as of December 31, 2008 was $1.9 million, of which $1.9 was reinsured, with a net amount at risk of zero. The total amount at risk under GMAB and GMWB features as of December 31, 2007 was $0.02 million, of which $0.02 was reinsured, with a net amount at risk of zero. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMAB and GMWB contract holders was 60 and 62 as of December 31, 2008 and 2007, respectively.
(Continued)

8

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities supporting the funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying statements of operations. Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholders’ equity.

The fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2008, 93.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 6.0% from the Company’s pricing matrices and 1.0% from other sources.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management
(Continued)

9

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans on real estate are included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. The process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all fixed maturity securities are reviewed to determine whether impairments should be recorded. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or less than 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process includes an assessment of the credit quality of each investment in the entire securities portfolio. Additionally, other circumstances may be identified which cause analysis of individual securities, such as rapid declines in fair value, bankruptcies, and downgrades.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests
(Continued)

10

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
or collateral, and (5) the Company’s ability and intent to hold the security to maturity or until it recovers in value.

For securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will collect amounts due under the contractual terms of the security.

To the extent the Company determines that a security is deemed to be other-than-temporarily impaired (OTI), the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Revenues and Benefits

Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due. Benefits are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products: Investment products consist of variable annuities and variable universal life. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy
(Continued)

11

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
administration fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(c)	Deferred Policy Acquisition Costs

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized. For investment and universal life products, deferred acquisition costs (DAC) is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.75%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below (1.64)% or in excess of 14.47% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statement of operations.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.
(Continued)

12

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(e)	Future Policy Benefits

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 7).

Future policy benefits for investment products in the accumulation phase and universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 5.50% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 80. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional
(Continued)

13

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2004, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMAB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2005, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

(f)	Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the company’s deferred tax
(Continued)

14

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company files separately its own Federal income tax return, but will be included as a member of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, in 2013.

(h)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(i)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(j)	Goodwill and Other Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchased price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment.
(Continued)

15

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 12).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 12). License fees are paid annually in order to keep the license in good standing.

(k)	Recently Issued Accounting Pronouncements

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) 115-2 and Financial Accounting Standard (FAS) 124-2, Recognition and Presentation of Other-Than-Temporary Impairments (FSP 115-2 and FAS 124-2). FSP FAS 115-2 and FAS 124-2 on other-than-temporary impairments is intended to bring greater consistency to the timing of impairment recognition, and provide greater clarity to investors about the credit and noncredit components of impaired debt securities that are not expected to be sold. The measure of impairment in comprehensive income remains fair value. The FSP also requires increased and more timely disclosures sought by investors regarding expected cash flows, credit losses, and an aging of securities with unrealized losses. The FSP 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.

In April 2009, the FASB issued FSP FAS 107-1 and Accounting Principles Board opinion (APB) 28-1, Interim Disclosures about Fair Value of Financial Instruments (FSP FAS 107-1 and APB 28-1). FSP FAS 107-1 and APB 28-1 relates to fair value disclosures for any financial instruments that are not currently reflected on the balance sheet of companies at fair value. Prior to issuing this FSP, fair values for these assets and liabilities were only disclosed once a year. The FSP now requires these disclosures on a quarterly basis, providing qualitative and quantitative information about fair value estimates for all those financial instruments not measured on the balance sheet at fair value. The FSP FAS 107-1 and APB 28-1 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.

In January 2009, the FASB issued Emerging Issues Task Force (EITF) Issue No. 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and
(Continued)

16

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company has adopted FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP FAS 157-4). FSP FAS 157-4 relates to determining fair values when there is no active market or where the price inputs being used represent distressed sales. It reaffirms what Statement 157 states is the objective of fair value measurement — to reflect how much an asset would be sold for in an orderly transaction (as opposed to a distressed or forced transaction) at the date of the financial statements under current market conditions. Specifically, it reaffirms the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive. The FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In May 2008, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). The Company adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Company’s current practices.

In April 2008, the FASB issued FSP FAS 142-3, Determination of the Useful Life of Intangible Assets (FSP FAS 142-3). FSP FAS 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). FSP FAS 142-3 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company does not expect the new factors to materially change the Company’s current methodologies.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities — An Amendment of SFAS No. 133 (SFAS 161). SFAS 161 seeks to improve
(Continued)

17

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
financial reporting for derivative instruments and hedging activities by requiring enhanced disclosures regarding the impact on financial position, financial performance, and cash flows. To achieve this increased transparency, SFAS 161 requires (1) the disclosure of the fair value of derivative instruments and gains and losses in a tabular format; (2) the disclosure of derivative features that are credit risk-related; and (3) cross-referencing within the footnotes. The Company adopted SFAS 161 effective December 31, 2008. The provisions of SFAS 161 were applied as required by the Company on the adoption date.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141(R)). This Statement replaces SFAS 141, Business Combinations and requires an acquirer to recognize the assets acquired, the liabilities assumed, including those arising from contractual contingencies, any contingent consideration, and any noncontrolling interest in the acquiree at the acquisition date, measured at their fair values as of that date, with limited exceptions specified in the statement. SFAS 141(R) also requires the acquirer in a business combination achieved in stages (sometimes referred to as a step acquisition) to recognize the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, at the full amounts of their fair values (or other values determined in accordance with SFAS 141(R)). In addition, SFAS 141(R)’s requirement to measure the noncontrolling interest in the acquiree at fair value will result in recognizing the goodwill attributable to the noncontrolling interest in addition to that attributable to the acquirer. SFAS 141(R) amends SFAS 109, Accounting for Income Taxes, to require the acquirer to recognize changes in the amount of its deferred tax benefits that are recognizable because of a business combination either in income from continuing operations in the period of the combination or directly in contributed capital, depending on the circumstances. It also amends SFAS 142, Goodwill and Other Intangible Assets, to, among other things, provide guidance on the impairment testing of acquired research and development intangible assets and assets that the acquirer intends not to use. The provisions of SFAS 141(R) are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will adopt SFAS 141 (R) effective January 1, 2009 and will apply it to any business combination on or after that date.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including
(Continued)

18

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS 159 did not have any impact on the Company’s results of operations or financial position. The Company will assess the fair value election for new financial assets and liabilities prospectively.

In September 2006, the FASB issued SFAS No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. In February 2008, the FASB issued FASB Staff Position No. 157-2 Effective Date of FASB Statement 157, which permits the deferral of the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for nonfinancial assets and liabilities. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to
(Continued)

19

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (Fin 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operation.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains
(Continued)

20

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007. The Company recorded no cumulative effect adjustment related to this adoption and does not expect it to have a material impact on its ongoing financial position or results of operations.

(l)	Additional Purchase by Majority Stockholder

On March 30, 2007, ONLIC entered into a stock purchase agreement for ONLIC to purchase 2,927 shares of NSLAC from SML. As a result of the purchase, ONLIC’s ownership interest increased from 51.2% to 80.5%.

The consideration for ONLIC’s acquisition of additional NSLAC shares consisted of a $6,000, 5.8% note issued by ONLIC that was fair valued at $5,727. The fair value estimate of the note was based on the 10 year Treasury note as of March 31, 2007 with a 4.65% risk free rate plus 155 basis points.

ONLIC’s purchase of additional NSLAC shares was accounted for similar to a business combination in accordance with SFAS 141 Business Combinations. The percentage of assets acquired and liabilities assumed were recorded at their estimated fair value as of March 31, 2007. A final allocation of purchase price to assets acquired and liabilities assumed at March 31, 2007 is presented below. This allocation is based upon valuations using management’s assumptions and estimates. Adjustments to record the acquired assets and liabilities at fair value include allocations of negative goodwill to the value of previously recognized goodwill, intangibles, and DAC.
(Continued)

21

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The following table summarizes the allocation of the purchase price for the additional 29.27% interest in NSLAC:

March 31, 2007 Purchase Price Allocation:
Investments	$7,966
Cash	257
Accrued investment income	100
Other assets	9,051
Assets held in separate accounts	11,718

Total assets acquired	29,092

Future policy benefits and claims	4,224
Other liabilities	7,423
Liabilities related to separate accounts	11,718

Total liabilities assumed	23,365

Net purchase price	$5,727

As a result of the purchase price allocation, goodwill, intangible assets representing insurance licenses and DAC were decreased by $233, $80, $415, respectively. There was a corresponding decrease in additional paid-in capital for $583, net of tax of $145. 29.3% of the retained deficit at March 31, 2007 was also reclassified from retained deficit to additional paid-in capital to eliminate the historical retained deficit related to the additional shares purchased. The amount of the retained deficit reclassification was $803.
(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The Company has no permitted statutory accounting practices. The 2008 statutory results are unaudited as of the date of this report.

The statutory basis net loss of NSLAC was $2,704, $799, and $715 for the years ended December 31, 2008, 2007, and 2006, respectively. The statutory basis capital and surplus of NSLAC was $16,748 and $19,218 as of December 31, 2008 and 2007, respectively. The primary reasons for the differences between statutory accounting and GAAP accounting are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory
(Continued)

22

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (6) reserves are reported gross of ceded reinsurance balances; (7) changes in deferred taxes are recognized in operations; (8) there is a presentation of other comprehensive income and comprehensive income; and (9) the statements of cash flows are not presented in the manner prescribed by the NAIC.

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders’ equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2008, 2007, and 2006 were as follows:

	2008	2007	2006
Unrealized losses on securities available-for-sale arising during the period	$(1,476)	(202)	(65)
Related income tax benefit (expense)	517	71	(49)

	(959)	(131)	(114)

Less:
Reclassification adjustment for:
Net (losses) gains on securities available-for- sale realized during the period:
Gross	(22)	234	166
Related income tax benefit (expense)	8	(82)	(58)

	(14)	152	108

Other comprehensive loss	$(945)	(283)	(222)

(5)	Disclosures about the Fair Value of Assets, including Financial Instruments

SFAS 157 Transition

As described in note 2(k), the Company adopted SFAS 157 effective January 1, 2008 and the adoption did not have a material impact.

SFAS 157: Fair Value Hierarchy
(Continued)

23

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company plans to utilize the deferral for non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis, in accordance with FSP FAS 157-2.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:
•	Level 1 — Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds and bank deposits.

•	Level 2 — Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain foreign government debt securities, and certain derivatives.

•	Level 3 — Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are embedded derivatives associated with living benefit contracts.
(Continued)

24

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as follows:

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets

Investments
Securities available-for-sale:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government	$—	1,882	—	1,882
Debt securities issued by foreign governments	—	250	—	250
Corporate securities	—	13,578	—	13,578
Mortgage-backed securities	—	3,378	—	3,378

Trading securities:
Fixed maturity corporate securities	—	2,850	—	2,850

Other assets
Cash	602	3,000	—	3,602
Reinsurance recoverable:
Modified coinsurance receivable	—	208	—	208
Assets held in Separate Accounts	—	53,134	—	53,134

Total Assets	$602	78,280	—	78,882

Liabilities
GMAB/GMWB embedded derivatives	$—	—	386	386

Total liabilities	$—	—	386	386

Determination of fair values
The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of SFAS 157 reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table.
(Continued)

25

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Cash
Cash is considered Level 1 for the purposes of our SFAS 157 classification as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(h). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the value is based on market observable data.
Fixed Maturity Securities
As discussed in note 2(a), fair value of fixed maturity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2.
As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.
GMAB and GMWB Embedded Derivatives
The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB and GMWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.
The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMAB and GMWB embedded derivatives are categorized as Level 3.
Separate Account Assets
(Continued)

26

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value as follows:

For the Year Ended December 31, 2008
				Activity			Change in
				during			unrealized
		Net investment gain/(loss)		the period			gains/(losses) in
				(Purchases			earnings
		In earnings		issuances,	Transfers		attributable to
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	assets still held at
	balance	unrealized) [1]	in OCI [2]	settlements)	level 3	balance	the reporting date
Liabilities
GMAB/GMWB embedded derivative	$47	339	—	—	—	386	339

Total liabilities	$47	339	—	—	—	386	339

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
Level 3 Asset Transfers
The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. As of December 31, 2008, there were no net transfers to or from Level 3.
SFAS 107: Disclosures about Fair Value of Financial Instruments
SFAS 107 requires disclosure of fair value information about existing on- and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to SFAS 107 disclosure that have not been presented at fair value in the SFAS 157 tables above are presented in the table below as follows:
(Continued)

27

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	As of December 31, 2008
	Carrying	Estimated
	value	fair value
Liabilities:
Investment contracts	$11,333	10,926
Reinsurance payables	32,242	32,242
In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Investment contracts — The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

Reinsurance payables — The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2008	2007	2006
Gross investment income:
Fixed maturity available-for-sale securities	$1,084	1,038	1,359
Fixed maturity trading securities	169	215	266
Mortgage loans on real estate	—	—	138
Short-term investments	36	99	62

Total gross investment income	1,289	1,352	1,825

Investment income due to reinsurers	(192)	(180)	(275)
Investment expenses	(12)	(7)	(10)

Net investment income	$1,085	1,165	1,540

(Continued)

28

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	Realized gains (losses) on investments
	2008	2007	2006
Gross realized gains (losses) on investments:
Securities available-for-sale:
Fixed maturity securities	$(442)	212	119
Equity securities	(54)	5	(17)
Fixed maturity held-to-maturity securities	(421)	—	—
Mortgage loans on real estate	—	—	3

Net realized (losses) gains on investments	$(917)	217	105

Realized losses on investments, as shown in the table above, include write-downs for OTI of $814, $0, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008, fixed maturity securities with a carrying value of $124, which had a cumulative write-down of $814 due to OTI, remained in the Company’s investment portfolio.
The following table summarizes other-than-temporary impairments by asset type for the years ended December 31:

	2008	2007	2006
Fixed maturity securities:
Corporate securities	$814	—	—
(Continued)

29

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading were as follows:

	December 31, 2008
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,702	180	—	1,882
Debt securities issued by foreign governments	252	—	(2)	250
Corporate securities	14,808	247	(1,477)	13,578
Mortgage-backed securities	4,090	—	(712)	3,378

Total fixed maturity securities	$20,852	427	(2,191)	19,088

Trading securities:
Fixed maturity corporate securities	$3,058	72	(280)	2,850

(Continued)

30

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	December 31, 2007
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,703	103	—	1,806
Debt securities issued by foreign governments	257	—	(3)	254
Corporate securities	11,550	174	(405)	11,319
Mortgage-backed securities	4,496	24	(201)	4,319

Total fixed maturity securities	$18,006	301	(609)	17,698

Trading securities:
Fixed maturity corporate securities	$5,028	7	(241)	4,794

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2008	2007
Net unrealized losses, before taxes	$(1,764)	(308)
Deferred federal income taxes	618	108

Net unrealized losses	$(1,146)	(200)

An analysis of the change in net unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2008	2007	2006
Fixed maturity available-for-sale securities	$(1,456)	(436)	(234)
(Continued)

31

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2008.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Due in one year or less	$2,140	2,148	753	753
Due after one year through five years	6,787	6,120	880	829
Due after five years through ten years	9,366	8,824	1,425	1,268
Due after ten years	2,559	1,996	—	—

	$20,852	19,088	3,058	2,850

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2008
	Less than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Foreign government securities	$250	(2)	—	—	250	(2)
Corporate bonds	7,138	(878)	1,663	(879)	8,801	(1,757)
Mortgage-backed securities	958	(39)	2,420	(673)	3,378	(712)

Total	$8,346	(919)	4,083	(1,552)	12,429	(2,471)

	December 31, 2007
	Less than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Foreign government securities	$—	—	254	(3)	254	(3)
Corporate bonds	1,388	(132)	10,554	(514)	11,942	(646)
Mortgage-backed securities	471	(16)	2,490	(185)	2,961	(201)

Total	$1,859	(148)	13,298	(702)	15,157	(850)

In accordance with its policy described in note 2(a), the Company concluded that no securities reflected in the tables above were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary as of December 31, 2008 and 2007.
(Continued)

32

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The majority of the increases in the Company’s unrealized losses reflected in the tables above from December 31, 2007 to December 31, 2008 were attributable to corporate securities and mortgage-backed securities. The increase in unrealized losses on corporate securities was primarily due to significant increases in credit spreads, illiquid markets, and volatility in investment quality ratings as a result of the credit market disruptions in the fourth quarter of 2008. The increase in unrealized losses on mortgage-backed securities was primarily due to an increase in credit spreads and decrease in market liquidity resulting from concern about mortgage defaults.
Securities with unrealized losses for less than twelve consecutive months included 30 issues with a carrying value of $8,346 and unrealized losses of $919 at December 31, 2008; and 6 issues with a carrying value of $1,859 and unrealized losses of $148 at December 31, 2007. Of this portfolio, 96.7% and 100% were investment grade (rated AAA through BBB-), with associated unrealized losses of $919 and $148 at December 31, 2008 and 2007, respectively.
Securities with unrealized losses for twelve consecutive months or longer included 18 issues with a carrying value of $4,083 and unrealized losses of $1,552 at December 31, 2008; and 38 issues with a carrying value of $13,298 and unrealized losses of $702 at December 31, 2007. Of this portfolio, 66.7% and 77.6% were investment grade, with associated unrealized losses of $784 and $306 at December 31, 2008 and 2007, respectively.
Fixed maturities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer are considered potentially distressed securities and are subject to rigorous ongoing review. There were 5 and 1 issues with a fair value to amortized cost ratio of less than 80% for 6 months or longer as of December 31, 2008 and 2007, respectively. These securities had a carrying value of $978, $183 and unrealized losses of $764, $66 as of December 31, 2008 and 2007, respectively. There were 11 and 4 issues with a fair value to amortized cost ratio of less than 80% for less than 6 months as of December 31, 2008 and 2007, respectively. These securities had a carrying value of $2,740, $1,133 and unrealized losses of $974, $366 as of December 31, 2008 and 2007, respectively. As described more fully in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. Based upon this review, the Company believes that the securities in an unrealized loss position as of December 31, 2008 and 2007 were not other-than-temporary impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value.
The tables below summarize the fixed maturity securities with unrealized losses as of December 31:

	2008
Fair value to amortized	Amortized	Fair	Unrealized
cost ratio	cost	value	losses
90%-99%	$6,502	6,181	(321)
80%-89%	2,942	2,530	(412)
Below 80%	5,456	3,718	(1,738)

Total	$14,900	12,429	(2,471)

(Continued)

33

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2007
Fair value to amortized	Amortized	Fair	Unrealized
cost ratio	cost	value	losses
90%-99%	$13,028	12,776	(251)
80%-89%	1,232	1,065	(167)
Below 80%	1,748	1,316	(432)

Total	$16,008	15,157	(850)

Proceeds from the sale of securities available-for-sale and trading (excluding calls) during 2008, 2007, and 2006 were $4,869, $3,417, and $6,686, respectively. Gross realized gains of $0 ($172 in 2007 and $184 in 2006) and gross losses of $25 ($2 in 2007 and $66 in 2006) were realized on those sales.

Investments with a fair value of $1,892 and $1,916 as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

(7)	Future Policy Benefits and Claims

The liability for future policy benefits for investment contracts (approximately 71% and 61% of the total liability for future policy benefits as of December 31, 2008 and 2007, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.8%, 3.4%, and 3.6% for the years ended December 31, 2008, 2007, and 2006, respectively.

The liability for future policy benefits for traditional life products is based on mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.

(8)	Income Tax

The Company provides for income taxes based on amounts the Company believes it will ultimately owe in accordance with FASB Statement No. 109. The Company adopted the provision of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (FIN 48) on January 1, 2007 along with its direct subsidiaries, because of selling variable annuities as required by FSP FIN 48-b. No adjustment was necessary for the cumulative effect related to the adoption of FIN 48. The need for reserves is reviewed regularly and is adjusted as events occur that the Company believes impacts its liability for additional taxes. The Company believes that its income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company’s financial condition, results of operations or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48.
(Continued)

34

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The provision for income taxes is as follows:

	2008	2007	2006
Current	$—	—	—
Deferred	(685)	(64)	—

Income tax benefit	$(685)	(64)	—

A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the financial statements for the years ended December 31, 2008, 2007, and 2006:

	2008	2007	2006
Pre-tax income times U.S. enacted tax rate	$(633)	(10)	(154)
Tax-preferred investment income	(52)	(52)	(52)
Other, net	—	(2)	206

Income tax benefit	$(685)	(64)	—

Effective tax rate	37.9%	228.6%	—%
In August, 2007, the Internal Revenue Service (IRS) issued Revenue Ruling 2007-54 which would have substantially changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61 which also announced the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospective application is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2008, 2007, and 2006 the Company recognized an income tax benefit of $52, $52, and $52, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.
(Continued)

35

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2008 and 2007 relate to the following:

	2008	2007
Deferred tax assets:
Future policy benefits	$2,176	2,422
Net operating loss carryforward	2,080	1,349
Funds withheld-modco reinsurance	10,883	11,941
Fixed maturity securities available-for-sale	957	108
Other	—	124

Total gross deferred tax assets	16,096	15,944

Valuation allowance on deferred tax assets	(1,201)	(1,201)

Net deferred tax assets	14,895	14,743

Deferred tax liabilities:
Fixed maturity securities available-for-sale	—	21
Deferred policy acquisition costs	606	442
Reinsurance recoverable	12,757	13,962
Other	19	—

Total gross deferred tax liabilities	13,382	14,425

Net deferred tax asset	$1,513	318

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances, at December 31, 2008.

On March 31, 2007, additional stock shares of the Company were obtained by ONLIC thereby increasing its ownership greater than 80%. Under IRC regulations, the Company must wait five full years before joining life/nonlife consolidated federal income tax return on January 1, 2013. The losses incurred after March 31, 2007, must be carried forward. The Company believes these net operating losses of $2,511 will be utilized before they expire in 2022 and 2023. The Company has net operating loss carryforwards of $3,432 incurred through March 31, 2007 expiring in years 2017 through 2022 that can only be used to
(Continued)

36

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
offset future taxable income of the Company. The Company believes it is unlikely these net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted tax rate of 35%. The change in the valuation allowance for period ending December 31, 2008, 2007, and 2006 was $0, $(51), and $795, respectively.

(9)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2008, NSLAC exceeded the minimum risk-based capital requirements as established by the NAIC.

The Company did not pay any dividends in 2008, 2007, or 2006. The Company cannot pay any dividends in 2009 without prior approval by the Department.

(10)	Contingencies

The Company is currently not a defendant in litigation arising in and out of the normal course of business.

(11)	Reinsurance

The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company ceded 100% of the gross earned life premiums during 2008, 2007, and 2006, as this business is in run-off.

The Company has entered into a 50% modified coinsurance agreement with ONLIC, to facilitate the sale of variable annuity products. As these are deposit type products, there is no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of the Derivatives Implementation Group (DIG) Issue B36, Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations, in the change in value of reinsurance derivatives. The Company recorded an asset of $208 and $234 related to this agreement as of December 31, 2008 and 2007, respectively. This asset is shown on the face of the balance sheet in the reinsurance recoverables category of the assets section. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.

Effective July 1, 2007, the Company entered into a 100% coinsurance agreement with ONLIC to reinsure the GMIB, GMAB, and GMWB guaranteed benefit riders (see note 1). Prior to July 1, 2007, the GMIB, GMAB, and GMWB guaranteed benefit riders were reinsured with either ONLIC or a non-affiliated
(Continued)

37

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
reinsurer. As of December 31, 2008 and 2007, ceded guaranteed benefit reserves were $581 and $149, respectively.
Amounts in the accompanying financial statements for life ceded business as of and for the years ended December 31, 2008, 2007, and 2006 are as follows:

	2008	2007	2006
Premiums	$2,440	2,782	3,248
Benefits incurred	3,104	4,732	4,070
Commission and expense allowances	125	124	136
Reinsurance recoverable:
Reserves for future policy benefits	3,747	4,114	4,531
Benefits payable	161	266	589
Paid losses and expense allowances due	385	1,172	1,188
At December 31, 2008 and 2007, $3,703 and $4,073, respectively, of the Company’s reinsurance recoverable on life reserves and benefits payable was retroceded to one unaffiliated reinsurer.

On April 24, 2006, NSLAC released funds withheld of $10,530 to SCOR VIE, a foreign insurer. Due to interest accrued on the funds withheld of $541 and a withdrawal and expenses of $967, the amount of cash remitted was $10,104. Prior to releasing the funds withheld to SCOR VIE, a letter of credit was established for $4,967 supporting reserves of $4,750 as of December 31, 2006.

(12)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31, 2008 and 2007, respectively:

	2008	2007
Unamortized intangible assets balance as of January 1:	$195	275
Purchase price adjustment (note 2)	—	(80)

Intangible assets balance as of December 31	$195	195

Goodwill balance as of January 1	$560	793
Purchase price adjustment (note 2)	—	(233)

Goodwill balance as of December 31	$560	560

(Continued)

38

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

The goodwill asset is also entirely attributable to the original purchase of the Company. Based upon impairment testing for the years ended December 31, 2008, 2007, and 2006 no impairment was deemed necessary.

(13)	Related Party Transactions

As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, policy face amounts, field compensation, time, age, sex, assets, account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NSLAC has separate administrative service agreements with ONLIC and SML, an investment management agreement with Ohio National Investments, Inc. (ONI), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (ONEQ), an affiliate. The terms of these agreements call for periodic cash settlements. ONLIC has settled its cash obligations with NSLAC as of December 31, 2008 and 2007. The amounts that NSLAC owed to ONLIC, SML, ONII and ONEQ as of December 31, 2008 and 2007 were as follows, which are shown on the face of the balance sheet:

	2008	2007
ONLIC	$38	45
SML	6	3
ONII	1	—
ONEQ	59	44

Total service charges owed	$104	92

(Continued)

39

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Charges for all services from ONLIC, SML, ONII and ONEQ for the years ended December 31, 2008, 2007, and 2006 were as follows:

	2008	2007	2006
ONLIC	$471	905	1,097
SML	16	39	93
ONII	14	7	12
ONEQ	628	272	204

Total service charges incurred	$1,129	1,223	1,406

40

Schedule I
NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Summary of Investments — Other Than Investments in Related Parties
December 31, 2008
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities :
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$1,702	$1,882	$1,882
Debt securities issued by foreign governments	252	250	250
Corporate securities	14,808	13,578	13,578
Mortgage-backed securities	4,090	3,378	3,378

Total fixed maturity available-for-sale securities	20,852	19,088	19,088

Fixed maturity trading securities:
Bonds:
Corporate securities	3,058	2,850	2,850

Total fixed maturity trading securities	3,058	2,850	2,850

Other long-term investments	44		44

Total investments	$23,954		$21,982

See accompanying report of independent registered public accounting firm.

41

Schedule III
NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Supplementary Insurance Information
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
		Future policy
	Deferred	benefits,		Other policy
	policy	losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums [1]	payable [1]	revenue
2008 total	$2,290	15,822			—

2007 total	$1,680	12,224			—

2006 total	$1,077	14,905			—

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premiums
Year segment	income	expenses	costs	expenses	written[2]
2008 total	$1,085	772	90	1,446

2007 total	$1,165	248	70	1,303

2006 total	$1,540	254	26	1,997

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]	Not applicable for life insurance companies.
See accompanying report of independent registered public accounting firm.

42

Schedule IV
NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Reinsurance
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2008:
Life insurance in force	$1,579	150,563	149,300	316	—%

Premiums:
Life insurance	$—	2,430	2,430	—	—%

2007:
Life insurance in force	$1,580	170,291	169,026	315	—%

Premiums:
Life insurance	$—	2,770	2,770	—	—%

2006:
Life insurance in force	$1,577	187,404	186,142	315	—%

Premiums:
Life insurance	$—	3,232	3,232	—	—%

See accompanying report of independent registered public accounting firm.

43

Schedule V
NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Valuation and Qualifying Accounts
Years ended December 31, 2008, 2007, and 2006
(In thousands)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2008:
Valuation allowances — mortgage loans on real estate	$—	—	—	—	—

2007:
Valuation allowances — mortgage loans on real estate	$—	—	—	—	—

2006:
Valuation allowances — mortgage loans on real estate	$3	(3)	—	—	—

See accompanying report of independent registered public accounting firm.

44

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 102,356 Shares (Cost $2,637,559)	$1,350,079	$1,350,079
Money Market Subaccount 307,950 Shares (Cost $3,079,502)	3,079,502	3,079,502
Bond Subaccount 82,527 Shares (Cost $924,756)	836,001	836,001
Omni Subaccount 2,598 Shares (Cost $34,991)	28,635	28,635
International Subaccount 371,229 Shares (Cost $4,216,666)	2,806,492	2,806,492
Capital Appreciation Subaccount 88,360 Shares (Cost $1,555,241)	1,091,244	1,091,244
Millennium Subaccount 4,187 Shares (Cost $77,750)	60,455	60,455
International Small-Mid Company Subaccount (b) 7,748 Shares (Cost $164,079)	102,969	102,969
Aggressive Growth Subaccount 12,621 Shares (Cost $113,947)	65,755	65,755
Small Cap Growth Subaccount 7,341 Shares (Cost $75,191)	48,156	48,156
Mid Cap Opportunity Subaccount 60,445 Shares (Cost $1,074,052)	662,473	662,473
S&P 500 Index Subaccount 42,269 Shares (Cost $603,606)	397,752	397,752
Strategic Value Subaccount (a) 1,660 Shares (Cost $13,674)	13,227	13,227
High Income Bond Subaccount 55,614 Shares (Cost $503,875)	402,087	402,087
Capital Growth Subaccount 6,742 Shares (Cost $140,853)	101,134	101,134
Nasdaq-100 Index Subaccount 138,660 Shares (Cost $618,797)	431,232	431,232
Bristol Subaccount 128,485 Shares (Cost $1,516,606)	1,057,428	1,057,428
Bryton Growth Subaccount 98,533 Shares (Cost $1,107,984)	794,176	794,176
U.S. Equity Subaccount 64,708 Shares (Cost $814,956)	511,839	511,839

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount 1,266 Shares (Cost $14,018)	$12,518	$12,518
Target VIP Subaccount 15,163 Shares (Cost $161,976)	103,260	103,260
Target Equity/Income Subaccount 159,095 Shares (Cost $1,793,891)	1,019,800	1,019,800

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,681 Shares (Cost $31,415)	17,078	17,078

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 110,873 Shares (Cost $1,178,894)	1,087,662	1,087,662
U.S. Real Estate Subaccount 158,561 Shares (Cost $2,630,822)	1,290,690	1,290,690
International Growth Equity Subaccount 261,498 Shares (Cost $2,485,602)	1,626,516	1,626,516
Capital Growth Subaccount (a) 3,650 Shares (Cost $59,756)	36,754	36,754

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 449,836 Shares (Cost $5,748,846)	3,585,192	3,585,192
Structured U.S. Equity Subaccount 72,988 Shares (Cost $935,432)	583,173	583,173
Capital Growth Subaccount 17,796 Shares (Cost $194,641)	131,693	131,693

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount (a) 116,297 Shares (Cost $2,342,391)	1,347,881	1,347,881
U.S. Small Cap Equity Subaccount (a) 13,926 Shares (Cost $175,523)	88,293	88,293
U.S. Strategic Equity Subaccount 10,115 Shares (Cost $108,310)	65,846	65,846
International Equity Subaccount 246,604 Shares (Cost $2,936,259)	2,029,552	2,029,552

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 158,379 Shares (Cost $2,163,839)	$1,434,915	$1,434,915
Jennison Subaccount 2,161 Shares (Cost $38,568)	31,255	31,255

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,274 Shares (Cost $15,269)	12,298	12,298

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 90,178 Shares (Cost $2,501,471)	1,634,019	1,634,019
VIP Contrafund Subaccount 160,631 Shares (Cost $4,050,379)	2,431,955	2,431,955
VIP Growth Subaccount 3,753 Shares (Cost $137,879)	87,474	87,474
VIP Equity-Income Subaccount 75,026 Shares (Cost $1,827,728)	975,338	975,338
VIP Real Estate Subaccount 3,847 Shares (Cost $28,535)	31,049	31,049

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 19,295 Shares (Cost $386,945)	300,621	300,621
Worldwide Growth Subaccount 1,686 Shares (Cost $49,478)	32,202	32,202
Balanced Subaccount 1,829 Shares (Cost $53,069)	43,448	43,448
International Growth Subaccount 83,186 Shares (Cost $3,808,867)	2,163,674	2,163,674

J.P. Morgan Series Trust II:
Small Company Subaccount 10,476 Shares (Cost $171,433)	103,081	103,081
Mid Cap Value Subaccount 81,826 Shares (Cost $2,329,039)	1,548,153	1,548,153

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 234 Shares (Cost $1,477)	1,876	1,876
Investors Growth Stock Subaccount 5,460 Shares (Cost $47,908)	37,949	37,949

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
UBS Series Trust — Class I: (continued)
Mid Cap Growth Subaccount 55,332 Shares (Cost $343,071)	$177,064	$177,064
Total Return Subaccount 13,632 Shares (Cost $276,105)	207,745	207,745

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 154,153 Shares (Cost $1,923,466)	1,735,757	1,735,757
Total Return Subaccount 379,415 Shares (Cost $3,907,555)	3,911,765	3,911,765
Global Bond Subaccount 61,817 Shares (Cost $787,186)	757,256	757,256

Royce Capital Fund:
Micro-Cap Subaccount 89,281 Shares (Cost $960,378)	538,363	538,363
Small-Cap Subaccount 253,463 Shares (Cost $2,330,008)	1,627,231	1,627,231

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 7,436 Shares (Cost $304,410)	213,417	213,417

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 63,479 Shares (Cost $1,141,214)	683,038	683,038
Franklin Flex Cap Growth Securities Subaccount 176,531 Shares (Cost $2,077,739)	1,451,085	1,451,085
Franklin Income Securities Subaccount 55,135 Shares (Cost $947,274)	625,235	625,235

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 4,823 Shares (Cost $109,900)	64,720	64,720
Investors Subaccount 770 Shares (Cost $13,023)	7,821	7,821

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 150,980 Shares (Cost $2,309,398)	1,392,037	1,392,037

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount 8,381 Shares (Cost $80,752)	81,209	81,209

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount 92,732 Shares (Cost $893,943)	$740,926	$740,926

Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount 4,329 Shares (Cost $69,527)	47,231	47,231
Franklin Flex Cap Growth Securities Subaccount 84,431 Shares (Cost $838,237)	693,181	693,181
Franklin Income Securities Subaccount 16,357 Shares (Cost $206,005)	188,765	188,765
Franklin Templeton VIP Founding Funds Allocation Subaccount 2,704 Shares (Cost $21,830)	15,195	15,195

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 23,980 Shares (Cost $213,931)	198,431	198,431

Totals	$53,093,323	$53,093,323

(a)	Name change was effective May 1, 2008:
Strategic Value subaccount formerly known as Blue Chip.
Emerging Markets Equity subaccount formerly known as Emerging Markets.
U.S. Small Cap Equity subaccount formerly known as Small Cap.
Capital Growth subaccount formerly known as Equity Growth.

(b)	Name change was effective September 1, 2008:
International Small-Mid Company subaccount formerly known as International Small Company.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$17,831	$82,330	$0	$880	$0	$9,703	$0	$0
Risk and administrative expense (note 2)	(30,308)	(60,801)	(16,897)	(530)	(55,972)	(19,707)	(1,189)	(1,769)

Net investment activity	(12,477)	21,529	(16,897)	350	(55,972)	(10,004)	(1,189)	(1,769)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(302,716)	19	(13,098)	242	15,911	1,292	7,082	(7,857)
Unrealized gain (loss)	(1,333,619)	0	(124,133)	(14,520)	(2,333,696)	(677,028)	(37,678)	(91,471)

Net gain (loss) on investments	(1,636,335)	19	(137,231)	(14,278)	(2,317,785)	(675,736)	(30,596)	(99,328)

Net increase (decrease) in contract owners’ equity from operations	$(1,648,812)	$21,548	$(154,128)	$(13,928)	$(2,373,757)	$(685,740)	$(31,785)	$(101,097)

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P 500	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$8,776	$763	$0	$0	$0
Risk and administrative expense (note 2)	(1,254)	(841)	(8,008)	(5,780)	(441)	(6,506)	(1,108)	(6,976)

Net investment activity	(1,254)	(841)	(8,008)	2,996	322	(6,506)	(1,108)	(6,976)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,969)	(297)	(19,226)	(4,586)	(8,633)	(5,141)	(462)	(44)
Unrealized gain (loss)	(48,444)	(40,063)	(436,325)	(222,642)	2,374	(125,758)	(41,375)	(286,872)

Net gain (loss) on investments	(50,413)	(40,360)	(455,551)	(227,228)	(6,259)	(130,899)	(41,837)	(286,916)

Net increase (decrease) in contract owners’ equity from operations	$(51,667)	$(41,201)	$(463,559)	$(224,232)	$(5,937)	$(137,405)	$(42,945)	$(293,892)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
							Target
		Bryton			Income	Target	Equity/
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	VIP	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$11,643	$0	$7,722	$0	$0	$1,724	$27,006
Risk and administrative expense (note 2)	(16,323)	(11,800)	(12,221)	(1,100)	(462)	(2,897)	(20,110)

Net investment activity	(4,680)	(11,800)	(4,499)	(1,100)	(462)	(1,173)	6,896

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,764)	(11,491)	(4,610)	13,463	3,725	(1,653)	(25,907)
Unrealized gain (loss)	(604,473)	(403,707)	(520,048)	(23,301)	(8,697)	(91,659)	(830,580)

Net gain (loss) on investments	(615,237)	(415,198)	(524,658)	(9,838)	(4,972)	(93,312)	(856,487)

Net increase (decrease) in contract owners’ equity from operations	$(619,917)	$(426,998)	$(529,157)	$(10,938)	$(5,434)	$(94,485)	$(849,591)

	Wells Fargo
	Advantage
	Variable Trust	Van Kampen Universal				Goldman Sachs Variable Insurance
	Funds	Institutional Funds — Class II				Trust — Institutional Shares
		Core Plus	U.S. Real	International	Capital	Growth and	Structured	Capital
	Opportunity	Fixed Income	Estate	Growth Equity	Growth	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$479	$58,908	$44,605	$44	$0	$96,370	$12,725	$242
Risk and administrative expense (note 2)	(362)	(12,616)	(22,053)	(13,876)	(381)	(60,900)	(11,015)	(2,426)

Net investment activity	117	46,292	22,552	(13,832)	(381)	35,470	1,710	(2,184)

Reinvested capital gains	5,650	0	619,485	3,385	0	477	7,139	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	694	(69,949)	(212,023)	(50,316)	(95)	(186,889)	(19,376)	25
Unrealized gain (loss)	(18,824)	(94,386)	(1,057,113)	(849,030)	(23,484)	(1,763,684)	(346,926)	(81,520)

Net gain (loss) on investments	(18,130)	(164,335)	(1,269,136)	(899,346)	(23,579)	(1,950,573)	(366,302)	(81,495)

Net increase (decrease) in contract owners’ equity from operations	$(12,363)	$(118,043)	$(627,099)	$(909,793)	$(23,960)	$(1,914,626)	$(357,453)	$(83,679)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Lazard Retirement Series, Inc.				The Prudential Series
	Emerging	U.S.	U.S.		Fund, Inc.
	Markets	Small Cap	Strategic	International	Jennison
	Equity	Equity	Equity	Equity	20/20 Focus	Jennison
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$47,742	$0	$690	$34,357	$0	$28
Risk and administrative expense (note 2)	(19,692)	(1,704)	(765)	(22,935)	(17,939)	(590)

Net investment activity	28,050	(1,704)	(75)	11,422	(17,939)	(562)

Reinvested capital gains	119,706	0	0	7,388	76,681	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(44,599)	(15,797)	(222)	(127,712)	(49,237)	367
Unrealized gain (loss)	(1,115,964)	(37,160)	(32,975)	(793,241)	(724,878)	(19,293)

Net gain (loss) on investments	(1,160,563)	(52,957)	(33,197)	(920,953)	(774,115)	(18,926)

Net increase (decrease) in contract owners’ equity from operations	$(1,012,807)	$(54,661)	$(33,272)	$(902,143)	$(715,373)	$(19,488)

	UBS Series
	Trust — Class I	Fidelity Variable Insurance Products Fund — Service Class 2
					VIP	VIP
	U.S.	VIP	VIP	VIP	Equity -	Real
	Allocation	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008(a)

Investment activity:
Reinvested dividends	$452	$4,552	$27,627	$800	$31,384	$1,105
Risk and administrative expense (note 2)	(232)	(21,625)	(36,873)	(1,827)	(19,076)	(73)

Net investment activity	220	(17,073)	(9,246)	(1,027)	12,308	1,032

Reinvested capital gains	0	260,188	71,037	0	1,528	474

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	34	(71,364)	(118,923)	(329)	(163,044)	(344)
Unrealized gain (loss)	(7,248)	(979,108)	(1,395,232)	(80,318)	(621,258)	2,514

Net gain (loss) on investments	(7,214)	(1,050,472)	(1,514,155)	(80,647)	(784,302)	2,170

Net increase (decrease) in contract owners’ equity from operations	$(6,994)	$(807,357)	$(1,452,364)	$(81,674)	$(770,466)	$3,676

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Janus Aspen Series — Service Shares				J.P. Morgan Series Trust II
	Large	Worldwide		International	Small	Mid Cap
	Cap Growth	Growth	Balanced	Growth	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$1,188	$436	$1,564	$28,806	$298	$23,536
Risk and administrative expense (note 2)	(2,458)	(506)	(776)	(36,271)	(2,102)	(28,925)

Net investment activity	(1,270)	(70)	788	(7,465)	(1,804)	(5,389)

Reinvested capital gains	0	0	5,179	416,086	16,781	159,545

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,385	(154)	(2,633)	(69,666)	(8,797)	(72,219)
Unrealized gain (loss)	(89,410)	(21,883)	(14,749)	(2,200,606)	(57,633)	(884,176)

Net gain (loss) on investments	(84,025)	(22,037)	(17,382)	(2,270,272)	(66,430)	(956,395)

Net increase (decrease) in contract owners’ equity from operations	$(85,295)	$(22,107)	$(11,415)	$(1,861,651)	$(51,453)	$(802,239)

	MFS Variable Insurance				PIMCO Variable Insurance Trust —
	Trust — Service Class				Administrative Shares
	New	Investors	Mid Cap	Total	Real	Total	Global
	Discovery	Growth Stock	Growth	Return	Return	Return	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$150	$0	$6,495	$75,471	$212,458	$18,249
Risk and administrative expense (note 2)	(48)	(717)	(3,721)	(3,195)	(28,784)	(61,909)	(6,779)

Net investment activity	(48)	(567)	(3,721)	3,300	46,687	150,549	11,470

Reinvested capital gains	526	2,505	40,485	14,163	2,948	84,460	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,568)	128	(24,083)	(1,049)	(12,722)	57,843	(10,142)
Unrealized gain (loss)	156	(25,030)	(179,726)	(78,375)	(203,157)	(139,923)	(39,628)

Net gain (loss) on investments	(2,412)	(24,902)	(203,809)	(79,424)	(215,879)	(82,080)	(49,770)

Net increase (decrease) in contract owners’ equity from operations	$(1,934)	$(22,964)	$(167,045)	$(61,961)	$(166,244)	$152,929	$(38,300)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

			Dreyfus
			Variable
			Investment
			Fund —	Franklin Templeton Variable
	Royce Capital Fund		Service Shares	Insurance Products Trust — Class 2
					Franklin
				Templeton	Flex Cap	Franklin
				Foreign	Growth	Income
	Micro-Cap	Small-Cap	Appreciation	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$21,199	$12,840	$5,309	$23,181	$1,983	$42,653
Risk and administrative expense (note 2)	(6,736)	(19,960)	(3,247)	(13,148)	(20,374)	(10,207)

Net investment activity	14,463	(7,120)	2,062	10,033	(18,391)	32,446

Reinvested capital gains	88,835	165,068	23,033	94,872	0	17,860

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(25,663)	(13,558)	(4,145)	(14,985)	(41,096)	(13,578)
Unrealized gain (loss)	(406,016)	(628,044)	(115,410)	(541,760)	(627,686)	(312,869)

Net gain (loss) on investments	(431,679)	(641,602)	(119,555)	(556,745)	(668,782)	(326,447)

Net increase (decrease) in contract owners’ equity from operations	$(328,381)	$(483,654)	$(94,460)	$(451,840)	$(687,173)	$(276,141)

			Neuberger
			Berman	Federated	Goldman Sachs
	Legg Mason Partners		Advisers	Insurance	Variable
	Variable Equity		Management	Series —	Insurance Trust —
	Trust — Class I		Trust — S Class	Service Shares	Service Shares
	Fundamental		AMT	Kaufmann	Growth and
	Value	Investors	Regency	Fund II	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008(b)	2008(b)

Investment activity:
Reinvested dividends	$1,543	$141	$18,139	$0	$17,394
Risk and administrative expense (note 2)	(1,209)	(141)	(20,770)	(200)	(2,985)

Net investment activity	334	0	(2,631)	(200)	14,409

Reinvested capital gains	66	303	3,945	0	88

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,735)	(145)	(91,956)	(1,126)	(8,335)
Unrealized gain (loss)	(36,651)	(4,529)	(869,742)	458	(153,017)

Net gain (loss) on investments	(38,386)	(4,674)	(961,698)	(668)	(161,352)

Net increase (decrease) in contract owners’ equity from operations	$(37,986)	$(4,371)	$(960,384)	$(868)	$(146,855)

(b)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

					Ivy Funds
					Variable
	Franklin Templeton Variable				Insurance
	Insurance Products Trust — Class 4				Portfolios, Inc.
				Franklin
	Templeton	Franklin Flex	Franklin	Templeton VIP	VIP
	Foreign	Cap Growth	Income	Founding Funds	Asset
	Securities	Securities	Securities	Allocation	Strategy	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008(c)	2008(c)	2008(c)	2008(c)	2008(d)	2008

Investment activity:
Reinvested dividends	$516	$44	$208	$450	$1,074	$1,045,813
Risk and administrative expense (note 2)	(366)	(2,739)	(499)	(130)	(277)	(829,139)

Net investment activity	150	(2,695)	(291)	320	797	216,674

Reinvested capital gains	1,868	0	84	434	17,655	2,329,927

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(846)	(7,053)	(365)	(577)	(61)	(1,871,720)
Unrealized gain (loss)	(22,295)	(145,056)	(17,240)	(6,635)	(15,500)	(26,168,975)

Net gain (loss) on investments	(23,141)	(152,109)	(17,605)	(7,212)	(15,561)	(28,040,695)

Net increase (decrease) in contract owners’ equity from operations	$(21,123)	$(154,804)	$(17,812)	$(6,458)	$2,891	$(25,494,094)

(c)	Period from May 1, 2008, date of commencement of operations.

(d)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(12,477)	$(33,662)	$21,529	$111,907	$(16,897)	$(19,263)	$350	$150
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(302,716)	27,176	19	(51)	(13,098)	3,682	242	605
Unrealized gain (loss)	(1,333,619)	(216,027)	0	0	(124,133)	47,204	(14,520)	1,722

Net increase (decrease) in contract owners’ equity from operations	(1,648,812)	(222,513)	21,548	111,856	(154,128)	31,623	(13,928)	2,477

Equity transactions:
Contract purchase payments (note 1)	398,277	718,927	274,346	3,281,440	71,837	76,067	0	0
Extra credit fund deposit (note 1)	1,336	3,007	617	13,138	355	681	0	0
Transfers (to) and from other subaccounts	(135,781)	89,749	(377,774)	(1,857,193)	(396,241)	107,909	(580)	(1,563)
Transfers (to) and from fixed dollar contract	92,403	269,399	(734,788)	1,135,276	(6,822)	49,471	0	0
Withdrawals and surrenders	(147,236)	(49,819)	(1,012,061)	(59,941)	(58,895)	(55,689)	(1,267)	0
Surrender charges (note 2)	(2,925)	(2,209)	(54,240)	(858)	(2,326)	(2,436)	0	0
Annual contract charges (note 2)	(12,601)	(9,933)	(20,865)	(6,665)	(6,184)	(6,504)	(251)	(236)
Annuity and death benefit payments	(11,521)	(7,683)	(32,926)	(17,075)	(15,657)	(5,570)	0	0

Net equity transactions	181,952	1,011,438	(1,957,691)	2,488,122	(413,933)	163,929	(2,098)	(1,799)

Net change in contract owners’ equity	(1,466,860)	788,925	(1,936,143)	2,599,978	(568,061)	195,552	(16,026)	678
Contract owners’ equity:
Beginning of period	2,816,939	2,028,014	5,015,645	2,415,667	1,404,062	1,208,510	44,661	43,983

End of period	$1,350,079	$2,816,939	$3,079,502	$5,015,645	$836,001	$1,404,062	$28,635	$44,661

Change in units:
Beginning units	241,983	161,898	408,605	203,672	97,271	85,702	4,725	4,909

Units purchased	127,252	103,292	131,954	392,078	21,946	22,876	92	67
Units redeemed	(108,472)	(23,207)	(290,158)	(187,145)	(52,737)	(11,307)	(335)	(251)

Ending units	260,763	241,983	250,401	408,605	66,480	97,271	4,482	4,725

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
							International Small-Mid
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(55,972)	$(69,294)	$(10,004)	$(16,163)	$(1,189)	$(1,209)	$(1,769)	$(1,809)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	15,911	154,511	1,292	50,701	7,082	503	(7,857)	18,824
Unrealized gain (loss)	(2,333,696)	264,858	(677,028)	3,978	(37,678)	18,649	(91,471)	3,588

Net increase (decrease) in contract owners’ equity from operations	(2,373,757)	350,075	(685,740)	38,516	(31,785)	17,943	(101,097)	20,603

Equity transactions:
Contract purchase payments (note 1)	219,006	1,091,138	39,374	86,853	13,931	43,850	59,950	17,460
Extra credit fund deposit (note 1)	2,537	5,124	440	412	202	1,010	100	298
Transfers (to) and from other subaccounts	(317,504)	(439,632)	123,853	(20,702)	(60,511)	(2,516)	23,320	(13,486)
Transfers (to) and from fixed dollar contract	138,405	418,171	5,977	24,999	11,704	14,895	1,557	6,656
Withdrawals and surrenders	(123,205)	(180,621)	(26,225)	(51,216)	0	0	(1,227)	(34,886)
Surrender charges (note 2)	(5,860)	(7,861)	(689)	(2,832)	0	0	0	(733)
Annual contract charges (note 2)	(25,988)	(22,795)	(9,254)	(9,420)	(762)	(430)	(555)	(636)
Annuity and death benefit payments	(31,543)	(23,751)	(18,206)	(13,095)	0	0	(278)	(281)

Net equity transactions	(144,152)	839,773	115,270	14,999	(35,436)	56,809	82,867	(25,608)

Net change in contract owners’ equity	(2,517,909)	1,189,848	(570,470)	53,515	(67,221)	74,752	(18,230)	(5,005)
Contract owners’ equity:
Beginning of period	5,324,401	4,134,553	1,661,714	1,608,199	127,676	52,924	121,199	126,204

End of period	$2,806,492	$5,324,401	$1,091,244	$1,661,714	$60,455	$127,676	$102,969	$121,199

Change in units:
Beginning units	413,417	346,797	82,911	82,206	13,313	6,858	5,988	7,252

Units purchased	108,637	124,577	14,876	11,649	7,014	6,796	5,658	1,845
Units redeemed	(111,382)	(57,957)	(7,241)	(10,944)	(9,203)	(341)	(1,037)	(3,109)

Ending units	410,672	413,417	90,546	82,911	11,124	13,313	10,609	5,988

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,254)	$(65)	$(841)	$(408)	$(8,008)	$(2,475)	$2,996	$1,894
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,969)	46	(297)	897	(19,226)	3,633	(4,586)	3,197
Unrealized gain (loss)	(48,444)	253	(40,063)	2,810	(436,325)	15,136	(222,642)	(7,043)

Net increase (decrease) in contract owners’ equity from operations	(51,667)	234	(41,201)	3,299	(463,559)	16,294	(224,232)	(1,952)

Equity transactions:
Contract purchase payments (note 1)	15,000	88,160	0	43,040	199,188	304,453	120,932	178,300
Extra credit fund deposit (note 1)	0	3,526	0	1,722	1,284	5,221	0	0
Transfers (to) and from other subaccounts	1,462	(447)	15,830	(1,665)	271,014	90,843	1,424	(17,647)
Transfers (to) and from fixed dollar contract	0	10,200	0	0	165,471	31,957	103,282	112,721
Withdrawals and surrenders	0	0	0	0	(9,024)	(61)	0	0
Surrender charges (note 2)	0	0	0	0	(28)	0	0	0
Annual contract charges (note 2)	(713)	0	(384)	(115)	(3,820)	(210)	(1,861)	(512)
Annuity and death benefit payments	0	0	0	0	(1,476)	(133)	0	0

Net equity transactions	15,749	101,439	15,446	42,982	622,609	432,070	223,777	272,862

Net change in contract owners’ equity	(35,918)	101,673	(25,755)	46,281	159,050	448,364	(455)	270,910
Contract owners’ equity:
Beginning of period	101,673	0	73,911	27,630	503,423	55,059	398,207	127,297

End of period	$65,755	$101,673	$48,156	$73,911	$662,473	$503,423	$397,752	$398,207

Change in units:
Beginning units	13,533	0	9,910	4,188	26,877	3,431	29,453	9,881

Units purchased	2,441	13,591	2,703	5,977	49,071	24,020	18,137	21,084
Units redeemed	(217)	(58)	(96)	(255)	(2,605)	(574)	(633)	(1,512)

Ending units	15,757	13,533	12,517	9,910	73,343	26,877	46,957	29,453

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$322	$(93)	$(6,506)	$(4,482)	$(1,108)	$(363)	$(6,976)	$(6,633)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(8,633)	2,980	(5,141)	2,617	(462)	154	(44)	19,809
Unrealized gain (loss)	2,374	(11,034)	(125,758)	7,100	(41,375)	1,352	(286,872)	58,184

Net increase (decrease) in contract owners’ equity from operations	(5,937)	(8,147)	(137,405)	5,235	(42,945)	1,143	(293,892)	71,360

Equity transactions:
Contract purchase payments (note 1)	12,419	0	54,263	30,875	0	20,269	10,500	7,847
Extra credit fund deposit (note 1)	497	0	0	149	0	0	120	112
Transfers (to) and from other subaccounts	(69,833)	2,443	155,977	147,293	89,154	(369)	27,950	(69,962)
Transfers (to) and from fixed dollar contract	0	41,836	(108,381)	51,957	11,704	18,555	104,302	181,135
Withdrawals and surrenders	0	(26,935)	(31,847)	(1,732)	0	(1,121)	(4,858)	(14,761)
Surrender charges (note 2)	0	(30)	(1,647)	0	0	0	(162)	(838)
Annual contract charges (note 2)	(252)	(467)	(2,014)	(1,056)	(314)	(145)	(2,435)	(2,539)
Annuity and death benefit payments	0	0	(6,399)	(1,692)	(400)	(134)	(2,375)	(2,663)

Net equity transactions	(57,169)	16,847	59,952	225,794	100,144	37,055	133,042	98,331

Net change in contract owners’ equity	(63,106)	8,700	(77,453)	231,029	57,199	38,198	(160,850)	169,691
Contract owners’ equity:
Beginning of period	76,333	67,633	479,540	248,511	43,935	5,737	592,082	422,391

End of period	$13,227	$76,333	$402,087	$479,540	$101,134	$43,935	$431,232	$592,082

Change in units:
Beginning units	6,690	5,335	33,320	17,573	1,885	270	121,569	102,537

Units purchased	2,070	3,522	24,569	18,059	5,152	1,690	39,944	39,675
Units redeemed	(7,121)	(2,167)	(19,893)	(2,312)	(122)	(75)	(7,608)	(20,643)

Ending units	1,639	6,690	37,996	33,320	6,915	1,885	153,905	121,569

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,680)	$(8,596)	$(11,800)	$(10,290)	$(4,499)	$(11,673)	$(1,100)	$(1,998)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(10,764)	24,396	(11,491)	14,510	(4,610)	4,312	13,463	225
Unrealized gain (loss)	(604,473)	47,496	(403,707)	41,878	(520,048)	131,587	(23,301)	16,295

Net increase (decrease) in contract owners’ equity from operations	(619,917)	63,296	(426,998)	46,098	(529,157)	124,226	(10,938)	14,522

Equity transactions:
Contract purchase payments (note 1)	195,327	361,024	170,988	348,202	5,508	102,836	0	0
Extra credit fund deposit (note 1)	1,088	2,017	1,008	1,851	0	0	0	0
Transfers (to) and from other subaccounts	35,819	(27,827)	(24,527)	(43,596)	(108,182)	6,147	(126,216)	0
Transfers (to) and from fixed dollar contract	163,085	120,742	153,843	114,078	0	4,845	0	0
Withdrawals and surrenders	(39,986)	(25,814)	(32,228)	(15,370)	(57,920)	(13,000)	(12,431)	0
Surrender charges (note 2)	(1,906)	(1,354)	(1,578)	(796)	(58)	0	0	0
Annual contract charges (note 2)	(7,630)	(4,970)	(5,687)	(2,949)	(2,694)	(2,464)	(153)	(146)
Annuity and death benefit payments	(10,551)	(5,441)	(5,637)	(3,281)	0	0	0	0

Net equity transactions	335,246	418,377	256,182	398,139	(163,346)	98,364	(138,800)	(146)

Net change in contract owners’ equity	(284,671)	481,673	(170,816)	444,237	(692,503)	222,590	(149,738)	14,376
Contract owners’ equity:
Beginning of period	1,342,099	860,426	964,992	520,755	1,204,342	981,752	149,738	135,362

End of period	$1,057,428	$1,342,099	$794,176	$964,992	$511,839	$1,204,342	$0	$149,738

Change in units:
Beginning units	90,694	61,836	77,542	45,382	81,503	74,145	10,579	10,591

Units purchased	44,558	37,315	51,503	38,823	871	8,548	0	0
Units redeemed	(13,471)	(8,457)	(22,122)	(6,663)	(14,854)	(1,190)	(10,579)	(12)

Ending units	121,781	90,694	106,923	77,542	67,520	81,503	0	10,579

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Wells Fargo
							AdvantageVariable
	Ohio National Fund, Inc.						Trust Funds
	Income Opportunity		Target VIP		Target Equity/Income		Opportunity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(462)	$(816)	$(1,173)	$(1,497)	$6,896	$6,666	$117	$(327)
Reinvested capital gains	0	0	0	0	0	0	5,650	5,846
Realized gain (loss)	3,725	60	(1,653)	2,983	(25,907)	2,899	694	144
Unrealized gain (loss)	(8,697)	4,662	(91,659)	22,091	(830,580)	55,547	(18,824)	(3,662)

Net increase (decrease) in contract owners’ equity from operations	(5,434)	3,906	(94,485)	23,577	(849,591)	65,112	(12,363)	2,001

Equity transactions:
Contract purchase payments (note 1)	918	0	5,000	121,851	229,410	1,609,811	0	0
Extra credit fund deposit (note 1)	0	0	200	0	0	0	0	0
Transfers (to) and from other subaccounts	(46,011)	1,302	(139,971)	(244)	(19,405)	0	(11,077)	0
Transfers (to) and from fixed dollar contract	0	15,535	4,808	51,367	0	0	0	0
Withdrawals and surrenders	0	0	(7,167)	(1,909)	(12,502)	(1,025)	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(255)	(238)	(1,944)	(1,190)	(12,870)	(95)	(223)	(233)
Annuity and death benefit payments	0	0	(2,292)	(2,329)	(2,426)	0	0	0

Net equity transactions	(45,348)	16,599	(141,366)	167,546	182,207	1,608,691	(11,300)	(233)

Net change in contract owners’ equity	(50,782)	20,505	(235,851)	191,123	(667,384)	1,673,803	(23,663)	1,768
Contract owners’ equity:
Beginning of period	63,300	42,795	339,111	147,988	1,687,184	13,381	40,741	38,973

End of period	$12,518	$63,300	$103,260	$339,111	$1,019,800	$1,687,184	$17,078	$40,741

Change in units:
Beginning units	5,333	3,851	28,354	13,390	142,133	1,227	2,284	2,297

Units purchased	85	1,503	1,670	15,520	22,075	141,003	0	0
Units redeemed	(4,067)	(21)	(14,584)	(556)	(5,659)	(97)	(663)	(13)

Ending units	1,351	5,333	15,440	28,354	158,549	142,133	1,621	2,284

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional Funds — Class II
	Core Plus				International
	Fixed Income		U.S. Real Estate		Growth Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,292	$(141)	$22,552	$(5,638)	$(13,832)	$(1,189)	$(381)	$(41)
Reinvested capital gains	0	0	619,485	145,630	3,385	11,154	0	0
Realized gain (loss)	(69,949)	329	(212,023)	(6,325)	(50,316)	3,053	(95)	2
Unrealized gain (loss)	(94,386)	3,962	(1,057,113)	(505,273)	(849,030)	(10,615)	(23,484)	482

Net increase (decrease) in contract owners’ equity from operations	(118,043)	4,150	(627,099)	(371,606)	(909,793)	2,403	(23,960)	443

Equity transactions:
Contract purchase payments (note 1)	417,105	252,796	290,930	673,331	483,853	310,111	0	0
Extra credit fund deposit (note 1)	1,238	2,338	954	3,487	1,778	1,876	0	0
Transfers (to) and from other subaccounts	308,479	254,523	(181,389)	249,124	1,135,160	175,796	30,140	0
Transfers (to) and from fixed dollar contract	(85,413)	33,136	124,167	183,760	396,343	36,833	17,631	12,500
Withdrawals and surrenders	(8,190)	(25,436)	(51,869)	(71,582)	(11,332)	(156)	0	0
Surrender charges (note 2)	(265)	(127)	(1,937)	(2,141)	(69)	0	0	0
Annual contract charges (note 2)	(4,541)	(88)	(9,857)	(5,914)	(6,684)	(107)	0	0
Annuity and death benefit payments	(4,007)	(226)	(14,269)	(10,163)	(4,834)	(226)	0	0

Net equity transactions	624,406	516,916	156,730	1,019,902	1,994,215	524,127	47,771	12,500

Net change in contract owners’ equity	506,363	521,066	(470,369)	648,296	1,084,422	526,530	23,811	12,943
Contract owners’ equity:
Beginning of period	581,299	60,233	1,761,059	1,112,763	542,094	15,564	12,943	0

End of period	$1,087,662	$581,299	$1,290,690	$1,761,059	$1,626,516	$542,094	$36,754	$12,943

Change in units:
Beginning units	45,170	4,871	80,419	41,474	44,635	1,446	1,054	0

Units purchased	110,132	42,948	43,930	48,289	228,172	44,370	4,932	1,054
Units redeemed	(59,801)	(2,649)	(27,912)	(9,344)	(9,388)	(1,181)	0	0

Ending units	95,501	45,170	96,437	80,419	263,419	44,635	5,986	1,054

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$35,470	$36,176	$1,710	$(3,112)	$(2,184)	$(1,503)
Reinvested capital gains	477	424,240	7,139	72,520	0	0
Realized gain (loss)	(186,889)	11,848	(19,376)	13,898	25	2,072
Unrealized gain (loss)	(1,763,684)	(542,303)	(346,926)	(114,846)	(81,520)	9,907

Net increase (decrease) in contract owners’ equity from operations	(1,914,626)	(70,039)	(357,453)	(31,540)	(83,679)	10,476

Equity transactions:
Contract purchase payments (note 1)	579,333	2,057,288	6,000	16,797	67,500	28,130
Extra credit fund deposit (note 1)	13,187	20,535	240	239	0	7
Transfers (to) and from other subaccounts	225,976	400,830	14,478	86,494	21,305	4,619
Transfers (to) and from fixed dollar contract	214,126	461,199	(3,638)	25,870	0	0
Withdrawals and surrenders	(111,528)	(45,703)	(12,586)	(39,526)	(1,337)	(5,793)
Surrender charges (note 2)	(4,821)	(2,126)	(450)	(1,943)	0	(194)
Annual contract charges (note 2)	(29,661)	(10,689)	(5,094)	(5,299)	(352)	(314)
Annuity and death benefit payments	(39,684)	(18,409)	(9,069)	(6,426)	(1,756)	(1,787)

Net equity transactions	846,928	2,862,925	(10,119)	76,206	85,360	24,668

Net change in contract owners’ equity	(1,067,698)	2,792,886	(367,572)	44,666	1,681	35,144
Contract owners’ equity:
Beginning of period	4,652,890	1,860,004	950,745	906,079	130,012	94,868

End of period	$3,585,192	$4,652,890	$583,173	$950,745	$131,693	$130,012

Change in units:
Beginning units	384,525	153,962	77,781	71,908	10,467	8,295

Units purchased	133,233	244,259	5,857	11,969	8,715	3,248
Units redeemed	(59,529)	(13,696)	(6,843)	(6,096)	(722)	(1,076)

Ending units	458,229	384,525	76,795	77,781	18,460	10,467

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Lazard Retirement Series, Inc.
	Emerging Markets Equity		U.S. Small Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$28,050	$1,097	$(1,704)	$(2,131)	$(75)	$245	$11,422	$19,416
Reinvested capital gains	119,706	157,042	0	52,667	0	6,440	7,388	135,869
Realized gain (loss)	(44,599)	28,127	(15,797)	7,104	(222)	(9)	(127,712)	(7,663)
Unrealized gain (loss)	(1,115,964)	11,561	(37,160)	(70,542)	(32,975)	(9,489)	(793,241)	(113,466)

Net increase (decrease) in contract owners’ equity from operations	(1,012,807)	197,827	(54,661)	(12,902)	(33,272)	(2,813)	(902,143)	34,156

Equity transactions:
Contract purchase payments (note 1)	562,436	601,138	0	0	0	0	728,119	674,980
Extra credit fund deposit (note 1)	3,743	8,324	0	0	0	0	3,731	4,349
Transfers (to) and from other subaccounts	313,612	17,401	10,556	(68,508)	0	0	164,588	309,331
Transfers (to) and from fixed dollar contract	196,813	87,358	(8,122)	36,105	51,013	51,013	623,304	419,672
Withdrawals and surrenders	(12,746)	(3,494)	(4,951)	(24,555)	0	0	(14,346)	(313)
Surrender charges (note 2)	0	(106)	0	0	0	0	(90)	0
Annual contract charges (note 2)	(7,786)	(1,282)	(241)	(292)	(95)	0	(8,806)	(197)
Annuity and death benefit payments	(8,539)	(4,382)	0	0	0	0	(6,234)	(549)

Net equity transactions	1,047,533	704,957	(2,758)	(57,250)	50,918	51,013	1,490,266	1,407,273

Net change in contract owners’ equity	34,726	902,784	(57,419)	(70,152)	17,646	48,200	588,123	1,441,429
Contract owners’ equity:
Beginning of period	1,313,155	410,371	145,712	215,864	48,200	0	1,441,429	0

End of period	$1,347,881	$1,313,155	$88,293	$145,712	$65,846	$48,200	$2,029,552	$1,441,429

Change in units:
Beginning units	38,966	16,033	8,387	11,387	3,970	0	95,097	0

Units purchased	46,179	26,318	1,301	2,562	4,495	3,970	145,582	97,124
Units redeemed	(6,488)	(3,385)	(1,578)	(5,562)	(9)	0	(25,237)	(2,027)

Ending units	78,657	38,966	8,110	8,387	8,456	3,970	215,442	95,097

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

					UBS Series Trust —
	The Prudential Series Fund, Inc.				Class I
	Jennison 20/20 Focus		Jennison		U.S. Allocation
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,939)	$(7,253)	$(562)	$(787)	$220	$161
Reinvested capital gains	76,681	91,897	0	0	0	0
Realized gain (loss)	(49,237)	8,910	367	1,826	34	452
Unrealized gain (loss)	(724,878)	(61,074)	(19,293)	4,327	(7,248)	(440)

Net increase (decrease) in contract owners’ equity from operations	(715,373)	32,480	(19,488)	5,366	(6,994)	173

Equity transactions:
Contract purchase payments (note 1)	565,734	346,391	0	16,540	0	0
Extra credit fund deposit (note 1)	5,037	4,974	0	7	0	0
Transfers (to) and from other subaccounts	198,507	270,838	(1,249)	(938)	0	117
Transfers (to) and from fixed dollar contract	316,314	61,417	0	0	0	0
Withdrawals and surrenders	(10,196)	(22,825)	0	(5,915)	0	(1,429)
Surrender charges (note 2)	(58)	(656)	0	(198)	0	0
Annual contract charges (note 2)	(7,199)	(2,301)	(43)	(99)	(103)	(110)
Annuity and death benefit payments	(4,825)	(2,125)	0	0	0	0

Net equity transactions	1,063,314	655,713	(1,292)	9,397	(103)	(1,422)

Net change in contract owners’ equity	347,941	688,193	(20,780)	14,763	(7,097)	(1,249)
Contract owners’ equity:
Beginning of period	1,086,974	398,781	52,035	37,272	19,395	20,644

End of period	$1,434,915	$1,086,974	$31,255	$52,035	$12,298	$19,395

Change in units:
Beginning units	71,354	28,504	6,547	5,159	1,853	1,981

Units purchased	103,270	45,764	126	2,342	0	12
Units redeemed	(17,474)	(2,914)	(287)	(954)	(11)	(140)

Ending units	157,150	71,354	6,386	6,547	1,842	1,853

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund — Service Class 2
									VIP Real
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income		Estate
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007	2008(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,073)	$(9,171)	$(9,246)	$(6,529)	$(1,027)	$(1,185)	$12,308	$8,128	$1,032
Reinvested capital gains	260,188	71,388	71,037	493,138	0	92	1,528	152,579	474
Realized gain (loss)	(71,364)	20,171	(118,923)	10,847	(329)	17,883	(163,044)	(8,317)	(344)
Unrealized gain (loss)	(979,108)	34,771	(1,395,232)	(267,384)	(80,318)	8,597	(621,258)	(208,176)	2,514

Net increase (decrease) in contract owners’ equity from operations	(807,357)	117,159	(1,452,364)	230,072	(81,674)	25,387	(770,466)	(55,786)	3,676

Equity transactions:
Contract purchase payments (note 1)	1,036,600	444,252	1,579,964	1,105,452	0	7,119	124,804	1,007,490	0
Extra credit fund deposit (note 1)	13,300	7,394	20,005	20,271	0	0	0	3,993	0
Transfers (to) and from other subaccounts	(23,341)	(48,274)	18,198	(27,650)	1,103	(64,621)	(124,599)	(54,582)	27,373
Transfers (to) and from fixed dollar contract	120,401	203,587	31,692	354,348	11,984	61,223	(171)	393,317	0
Withdrawals and surrenders	(34,376)	(79,895)	(34,585)	(56,296)	(10,975)	(51,078)	(106,465)	(12,427)	0
Surrender charges (note 2)	(128)	(1,521)	0	(1,586)	(185)	(1,443)	(5,601)	(392)	0
Annual contract charges (note 2)	(7,152)	(4,382)	(10,217)	(3,296)	(101)	(155)	(9,034)	(3,324)	0
Annuity and death benefit payments	(13,655)	(7,982)	(14,551)	(10,233)	(226)	0	(16,221)	(11,078)	0

Net equity transactions	1,091,649	513,179	1,590,506	1,381,010	1,600	(48,955)	(137,287)	1,322,997	27,373

Net change in contract owners’ equity	284,292	630,338	138,142	1,611,082	(80,074)	(23,568)	(907,753)	1,267,211	31,049
Contract owners’ equity:
Beginning of period	1,349,727	719,389	2,293,813	682,731	167,548	191,116	1,883,091	615,880	0

End of period	$1,634,019	$1,349,727	$2,431,955	$2,293,813	$87,474	$167,548	$975,338	$1,883,091	$31,049

Change in units:
Beginning units	57,940	35,351	152,984	52,985	19,553	27,932	128,724	41,953	0

Units purchased	72,358	31,225	159,067	108,556	1,678	8,222	28,996	108,687	6,083
Units redeemed	(12,927)	(8,636)	(24,905)	(8,557)	(1,657)	(16,601)	(39,375)	(21,916)	(208)

Ending units	117,371	57,940	287,146	152,984	19,574	19,553	118,345	128,724	5,875

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,270)	$294	$(70)	$(133)	$788	$415	$(7,465)	$(20,650)
Reinvested capital gains	0	0	0	0	5,179	0	416,086	0
Realized gain (loss)	5,385	2	(154)	70	(2,633)	1,330	(69,666)	158,398
Unrealized gain (loss)	(89,410)	3,085	(21,883)	1,013	(14,749)	2,115	(2,200,606)	446,480

Net increase (decrease) in contract owners’ equity from operations	(85,295)	3,381	(22,107)	950	(11,415)	3,860	(1,861,651)	584,228

Equity transactions:
Contract purchase payments (note 1)	151,625	0	13,573	11,389	31,250	0	840,388	1,752,020
Extra credit fund deposit (note 1)	6,065	0	250	0	1,250	0	15,094	17,049
Transfers (to) and from other subaccounts	79,031	143,256	318	0	(408)	1,926	225,121	(585,688)
Transfers (to) and from fixed dollar contract	3,427	0	11,704	0	(26,981)	16,333	37,432	474,967
Withdrawals and surrenders	0	0	0	0	0	(10,050)	(106,441)	(25,997)
Surrender charges (note 2)	0	0	0	0	0	0	(4,730)	0
Annual contract charges (note 2)	(869)	0	(85)	0	(23)	(4)	(17,125)	(4,760)
Annuity and death benefit payments	0	0	(354)	0	0	0	(27,101)	(17,879)

Net equity transactions	239,279	143,256	25,406	11,389	5,088	8,205	962,638	1,609,712

Net change in contract owners’ equity	153,984	146,637	3,299	12,339	(6,327)	12,065	(899,013)	2,193,940
Contract owners’ equity:
Beginning of period	146,637	0	28,903	16,564	49,775	37,710	3,062,687	868,747

End of period	$300,621	$146,637	$32,202	$28,903	$43,448	$49,775	$2,163,674	$3,062,687

Change in units:
Beginning units	20,005	0	3,945	2,438	3,884	3,246	189,921	67,768

Units purchased	49,335	20,005	4,237	1,507	2,574	1,445	140,914	178,796
Units redeemed	(212)	0	(107)	0	(2,366)	(807)	(45,850)	(56,643)

Ending units	69,128	20,005	8,075	3,945	4,092	3,884	284,985	189,921

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,804)	$(2,486)	$(5,389)	$(10,008)
Reinvested capital gains	16,781	8,196	159,545	86,413
Realized gain (loss)	(8,797)	1,182	(72,219)	19,279
Unrealized gain (loss)	(57,633)	(22,826)	(884,176)	(90,312)

Net increase (decrease) in contract owners’ equity from operations	(51,453)	(15,934)	(802,239)	5,372

Equity transactions:
Contract purchase payments (note 1)	0	54,663	445,577	596,706
Extra credit fund deposit (note 1)	0	7	5,277	5,583
Transfers (to) and from other subaccounts	(12,976)	27,536	(119,049)	21,391
Transfers (to) and from fixed dollar contract	115	116	41,747	80,530
Withdrawals and surrenders	(10,606)	(5,459)	(21,687)	(86,302)
Surrender charges (note 2)	(131)	(183)	(486)	(3,342)
Annual contract charges (note 2)	(1,194)	(740)	(11,153)	(7,919)
Annuity and death benefit payments	(4,340)	(3,915)	(26,388)	(22,917)

Net equity transactions	(29,132)	72,025	313,838	583,730

Net change in contract owners’ equity	(80,585)	56,091	(488,401)	589,102
Contract owners’ equity:
Beginning of period	183,666	127,575	2,036,554	1,447,452

End of period	$103,081	$183,666	$1,548,153	$2,036,554

Change in units:
Beginning units	13,957	9,018	97,701	70,155

Units purchased	724	5,991	31,008	38,283
Units redeemed	(3,002)	(1,052)	(15,949)	(10,737)

Ending units	11,679	13,957	112,760	97,701

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	MFS Variable Insurance Trust — Service Class
			Investors
	New Discovery		Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(48)	$(52)	$(567)	$(758)	$(3,721)	$(5,205)	$3,300	$1,129
Reinvested capital gains	526	209	2,505	0	40,485	12,060	14,163	3,029
Realized gain (loss)	(2,568)	1,651	128	410	(24,083)	1,357	(1,049)	171
Unrealized gain (loss)	156	(1,729)	(25,030)	5,547	(179,726)	7,918	(78,375)	(606)

Net increase (decrease) in contract owners’ equity from operations	(1,934)	79	(22,964)	5,199	(167,045)	16,130	(61,961)	3,723

Equity transactions:
Contract purchase payments (note 1)	0	0	1,836	0	8,129	200,470	31,250	0
Extra credit fund deposit (note 1)	0	0	0	0	0	614	1,250	0
Transfers (to) and from other subaccounts	915	98	(290)	820	(62,619)	(70,028)	18,888	95,536
Transfers (to) and from fixed dollar contract	0	0	0	0	1,369	101,062	0	0
Withdrawals and surrenders	0	(11,136)	0	(1,004)	(26,255)	(1,250)	0	0
Surrender charges (note 2)	0	0	0	0	(1,511)	0	0	0
Annual contract charges (note 2)	(19)	(23)	(132)	(130)	(2,122)	(1,074)	(1,008)	(205)
Annuity and death benefit payments	0	0	0	0	(2,293)	(814)	0	0

Net equity transactions	896	(11,061)	1,414	(314)	(85,302)	228,980	50,380	95,331

Net change in contract owners’ equity	(1,038)	(10,982)	(21,550)	4,885	(252,347)	245,110	(11,581)	99,054
Contract owners’ equity:
Beginning of period	2,914	13,896	59,499	54,614	429,411	184,301	219,326	120,272

End of period	$1,876	$2,914	$37,949	$59,499	$177,064	$429,411	$207,745	$219,326

Change in units:
Beginning units	234	1,125	5,036	5,061	41,099	18,992	16,024	9,006

Units purchased	1,061	9	171	75	11,824	30,361	3,886	7,033
Units redeemed	(1,042)	(900)	(38)	(100)	(17,303)	(8,254)	(96)	(15)

Ending units	253	234	5,169	5,036	35,620	41,099	19,814	16,024

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	PIMCO Variable Insurance Trust — Administrative Shares
	Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,687	$62,149	$150,549	$121,864	$11,470	$3,201
Reinvested capital gains	2,948	4,873	84,460	0	0	443
Realized gain (loss)	(12,722)	(12,934)	57,843	16,425	(10,142)	(120)
Unrealized gain (loss)	(203,157)	118,236	(139,923)	157,588	(39,628)	12,083

Net increase (decrease) in contract owners’ equity from operations	(166,244)	172,324	152,929	295,877	(38,300)	15,607

Equity transactions:
Contract purchase payments (note 1)	319,160	187,116	910,554	1,891,716	156,713	73,989
Extra credit fund deposit (note 1)	996	3,213	3,304	11,059	58	1,162
Transfers (to) and from other subaccounts	(211,146)	(52,108)	(1,648,955)	263,025	360,498	24,477
Transfers (to) and from fixed dollar contract	(67,306)	51,077	90,547	832,205	79,440	17,926
Withdrawals and surrenders	(85,911)	(58,184)	(344,428)	(36,893)	(5,704)	(41,257)
Surrender charges (note 2)	(841)	(3,128)	(14,155)	(700)	(53)	(712)
Annual contract charges (note 2)	(11,634)	(9,804)	(24,146)	(8,383)	(2,863)	(554)
Annuity and death benefit payments	(25,826)	(10,596)	(28,611)	(10,103)	(2,018)	0

Net equity transactions	(82,508)	107,586	(1,055,890)	2,941,926	586,071	75,031

Net change in contract owners’ equity	(248,752)	279,910	(902,961)	3,237,803	547,771	90,638
Contract owners’ equity:
Beginning of period	1,984,509	1,704,599	4,814,726	1,576,923	209,485	118,847

End of period	$1,735,757	$1,984,509	$3,911,765	$4,814,726	$757,256	$209,485

Change in units:
Beginning units	147,832	138,639	386,691	135,621	15,464	9,512

Units purchased	66,795	42,922	165,105	292,358	59,741	9,587
Units redeemed	(73,971)	(33,729)	(247,932)	(41,288)	(18,325)	(3,635)

Ending units	140,656	147,832	303,864	386,691	56,880	15,464

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

					Dreyfus Variable
					Investment Fund —
	Royce Capital Fund				Service Shares
	Micro-Cap		Small-Cap		Appreciation
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,463	$973	$(7,120)	$(9,942)	$2,062	$(251)
Reinvested capital gains	88,835	24,634	165,068	53,708	23,033	0
Realized gain (loss)	(25,663)	3,770	(13,558)	8,393	(4,145)	5,312
Unrealized gain (loss)	(406,016)	(27,768)	(628,044)	(121,088)	(115,410)	8,392

Net increase (decrease) in contract owners’ equity from operations	(328,381)	1,609	(483,654)	(68,929)	(94,460)	13,453

Equity transactions:
Contract purchase payments (note 1)	495,766	168,392	611,589	544,905	1,250	25,536
Extra credit fund deposit (note 1)	2,754	3,476	12,194	6,651	0	7
Transfers (to) and from other subaccounts	1,488	19,027	51,362	48,927	(55,876)	39,734
Transfers (to) and from fixed dollar contract	11,803	40,216	231,063	435,403	4,808	179,902
Withdrawals and surrenders	(4,817)	(33,283)	(21,256)	(41,483)	0	(5,827)
Surrender charges (note 2)	0	(702)	(28)	(988)	0	(196)
Annual contract charges (note 2)	(1,670)	(786)	(5,951)	(1,290)	(1,098)	(791)
Annuity and death benefit payments	(3,893)	(1,882)	(8,434)	(3,626)	(48)	(12)

Net equity transactions	501,431	194,458	870,539	988,499	(50,964)	238,353

Net change in contract owners’ equity	173,050	196,067	386,885	919,570	(145,424)	251,806
Contract owners’ equity:
Beginning of period	365,313	169,246	1,240,346	320,776	358,841	107,035

End of period	$538,363	$365,313	$1,627,231	$1,240,346	$213,417	$358,841

Change in units:
Beginning units	16,410	7,812	60,745	15,287	23,698	7,528

Units purchased	30,631	10,740	59,536	51,709	694	16,839
Units redeemed	(4,108)	(2,142)	(9,250)	(6,251)	(4,158)	(669)

Ending units	42,933	16,410	111,031	60,745	20,234	23,698

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,033	$1,895	$(18,391)	$(2,475)	$32,446	$7,317
Reinvested capital gains	94,872	21,200	0	0	17,860	2,474
Realized gain (loss)	(14,985)	4,197	(41,096)	(1,948)	(13,578)	1,725
Unrealized gain (loss)	(541,760)	52,700	(627,686)	1,032	(312,869)	(11,708)

Net increase (decrease) in contract owners’ equity from operations	(451,840)	79,992	(687,173)	(3,391)	(276,141)	(192)

Equity transactions:
Contract purchase payments (note 1)	276,687	294,414	338,230	721,137	172,998	529,092
Extra credit fund deposit (note 1)	0	1,395	3,870	5,090	5,084	7,067
Transfers (to) and from other subaccounts	(205,739)	191,480	322,904	355,203	1,759	39,022
Transfers (to) and from fixed dollar contract	63,678	152,833	342,291	86,753	52,624	129,201
Withdrawals and surrenders	(11,861)	(2,578)	(16,808)	(243)	(8,793)	(23,749)
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(4,498)	(1,592)	(10,313)	0	(5,024)	0
Annuity and death benefit payments	(5,662)	(3,136)	(5,797)	(668)	(12,866)	(7,050)

Net equity transactions	112,605	632,816	974,377	1,167,272	205,782	673,583

Net change in contract owners’ equity	(339,235)	712,808	287,204	1,163,881	(70,359)	673,391
Contract owners’ equity:
Beginning of period	1,022,273	309,465	1,163,881	0	695,594	22,203

End of period	$683,038	$1,022,273	$1,451,085	$1,163,881	$625,235	$695,594

Change in units:
Beginning units	66,906	23,109	89,083	0	56,136	1,837

Units purchased	28,427	45,495	103,185	89,798	21,926	56,747
Units redeemed	(19,319)	(1,698)	(18,494)	(715)	(5,360)	(2,448)

Ending units	76,014	66,906	173,774	89,083	72,702	56,136

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

						Neuberger
						Berman		Federated
						Advisers		Insurance
						Management		Series —
	Legg Mason Partners Variable Equity Trust — Class I (note 3)					Trust — S Class		Service Shares
		Fundamental				AMT		Kaufmann
	All Cap	Value		Investors		Regency		Fund II
	Subaccount	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2008	2007	2008	2007	2008	2007	2008(b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(143)	$334	$402	$0	$64	$(2,631)	$(10,790)	$(200)
Reinvested capital gains	4,602	66	4,975	303	273	3,945	43,778	0
Realized gain (loss)	1,737	(1,735)	(1,196)	(145)	(1)	(91,956)	(11,980)	(1,126)
Unrealized gain (loss)	(1,750)	(36,651)	(8,529)	(4,529)	(673)	(869,742)	(63,643)	458

Net increase (decrease) in contract owners’ equity from operations	4,446	(37,986)	(4,348)	(4,371)	(337)	(960,384)	(42,635)	(868)

Equity transactions:
Contract purchase payments (note 1)	0	0	15,000	0	0	320,544	1,007,737	76,965
Extra credit fund deposit (note 1)	0	0	0	0	0	1,631	3,900	3,079
Transfers (to) and from other subaccounts	(93,418)	1,870	94,331	1,719	0	58,189	(17,884)	653
Transfers (to) and from fixed dollar contract	0	0	0	0	11,322	267,579	359,753	1,380
Withdrawals and surrenders	0	0	0	0	0	(76,914)	(3,639)	0
Surrender charges (note 2)	0	0	0	0	0	(4,174)	0	0
Annual contract charges (note 2)	(201)	(654)	(349)	(84)	0	(10,527)	(2,831)	0
Annuity and death benefit payments	0	(1,522)	(1,622)	(428)	0	(9,345)	(3,398)	0

Net equity transactions	(93,619)	(306)	107,360	1,207	11,322	546,983	1,343,638	82,077

Net change in contract owners’ equity	(89,173)	(38,292)	103,012	(3,164)	10,985	(413,401)	1,301,003	81,209
Contract owners’ equity:
Beginning of period	89,173	103,012	0	10,985	0	1,805,438	504,435	0

End of period	$0	$64,720	$103,012	$7,821	$10,985	$1,392,037	$1,805,438	$81,209

Change in units:
Beginning units	4,580	5,301	0	677	0	174,375	49,527	0

Units purchased	9	240	5,401	118	677	122,393	144,276	13,991
Units redeemed	(4,589)	(216)	(100)	(35)	0	(44,653)	(19,428)	(1,041)

Ending units	0	5,325	5,301	760	677	252,115	174,375	12,950

(b)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

						lvy Funds
	Goldman Sachs					Variable
	Variable Insurance	Franklin Templeton Variable				Insurance
	Trust — Service Shares	Insurance Products Trust — Class 4				Portfolios, Inc.
			Franklin		Franklin
	Growth	Templeton	Flex Cap	Franklin	Templeton VIP	VIP
	and	Foreign	Growth	Income	Founding Funds	Asset
	Income	Securities	Securities	Securities	Allocation	Strategy	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)	2008(d)	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,409	$150	$(2,695)	$(291)	$320	$797	$216,674	$92,854
Reinvested capital gains	88	1,868	0	84	434	17,655	2,329,927	2,091,369
Realized gain (loss)	(8,335)	(846)	(7,053)	(365)	(577)	(61)	(1,871,720)	640,251
Unrealized gain (loss)	(153,017)	(22,295)	(145,056)	(17,240)	(6,635)	(15,500)	(26,168,975)	(857,820)

Net increase (decrease) in contract owners’
equity from operations	(146,855)	(21,123)	(154,804)	(17,812)	(6,458)	2,891	(25,494,094)	1,966,654

Equity transactions:
Contract purchase payments (note 1)	589,132	63,547	530,996	184,504	21,653	95,651	15,228,119	24,148,500
Extra credit fund deposit (note 1)	864	0	522	1,543	0	2,826	140,908	182,335
Transfers (to) and from other subaccounts	23,022	0	21,117	0	0	97,117	0	0
Transfers (to) and from fixed dollar contract	279,017	4,807	299,812	22,154	0	0	3,865,504	8,064,732
Withdrawals and surrenders	(1,231)	0	(1,069)	0	0	0	(2,747,342)	(1,368,657)
Surrender charges (note 2)	(104)	0	(90)	0	0	0	(111,326)	(42,331)
Annual contract charges (note 2)	(3)	0	(2)	0	0	0	(338,872)	(153,233)
Annuity and death benefit payments	(2,916)	0	(3,301)	(1,624)	0	(54)	(452,378)	(244,332)

Net equity transactions	887,781	68,354	847,985	206,577	21,653	195,540	15,584,613	30,587,014

Net change in contract owners’ equity	740,926	47,231	693,181	188,765	15,195	198,431	(9,909,481)	32,553,668
Contract owners’ equity:
Beginning of period	0	0	0	0	0	0	63,002,804	30,449,136

End of period	$740,926	$47,231	$693,181	$188,765	$15,195	$198,431	$53,093,323	$63,002,804

Change in units:
Beginning units	0	0	0	0	0	0	4,614,422	2,338,730

Units purchased	115,272	7,625	105,785	27,519	2,301	22,352	2,985,754	2,914,492
Units redeemed	(2,217)	0	(1,639)	(219)	0	(572)	(1,536,684)	(638,800)

Ending units	113,055	7,625	104,146	27,300	2,301	21,780	6,063,492	4,614,422

(c)	Period from May 1, 2008, date of commencement of operations.
(d)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2008

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA as The Ohio National Life Insurance Company (“ONLIC”) (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of the outstanding stock of NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Income Opportunity, Target VIP, and Target Equity/Income

Wells Fargo Advantage Variable Trust Funds:  Opportunity

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

Goldman Sachs Variable Insurance Trust — Institutional Shares: Growth and Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series, Inc.:  Emerging Markets Equity, U.S. Small Cap Equity, U.S. Strategic Equity, and International Equity

The Prudential Series Fund, Inc.:  Jennison 20/20 Focus and Jennison

UBS Series Trust — Class I:  U.S. Allocation

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust — Administrative Shares : Real Return, Total Return, and Global Bond

Royce Capital Fund:  Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Franklin Templeton Variable Insurance Products Trust — Class 2:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value and Investors

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

Federated Insurance Series — Service Shares:  Kaufmann Fund II

Goldman Sachs Variable Insurance Trust — Service Shares:  Growth and Income

Franklin Templeton Variable Insurance Products Trust — Class 4:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, Franklin Income Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.:  VIP Asset Strategy

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

The underlying mutual funds in which the subaccounts invest are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, ONI received advisory fees, paid by Ohio National Fund, Inc., of approximately $14.5 million and $17.7 million for the years ended December 31, 2008 and 2007, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2008. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The table on the following pages illustrates product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier	NScore Value

Mortality and Expense Risk Fees	1.15%	1.15%	1.15%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	$30	$30

Transfer Fee
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

	NScore Xtra	NScore Lite	NScore Premier	NScore Value

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25%	0.25%	0.25%	0.25%
GMDBR85 Plus	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60%	0.60%	0.60%	0.60%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.50%	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset	0.50%	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset	0.65%	0.65%	0.65%	0.65%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount	0.20%	0.20%	0.20%	0.20%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Fund Mergers and Replacements

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

(4)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account adopted SFAS No. 157 effective January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Account’s financial position or results of operations.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS No. 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets at fair value as of December 31, 2008:

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.:
Equity Subaccount	$—	$1,350,079	$—
Money Market Subaccount	—	3,079,502	—
Bond Subaccount	—	836,001	—
Omni Subaccount	—	28,635	—
International Subaccount	—	2,806,492	—

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount	—	1,091,244	—
Millennium Subaccount	—	60,455	—
International Small-Mid Company Subaccount	—	102,969	—
Aggressive Growth Subaccount	—	65,755	—
Small Cap Growth Subaccount	—	48,156	—
Mid Cap Opportunity Subaccount	—	662,473	—
S&P 500 Index Subaccount	—	397,752	—
Strategic Value Subaccount	—	13,227	—
High Income Bond Subaccount	—	402,087	—
Capital Growth Subaccount	—	101,134	—
Nasdaq-100 Index Subaccount	—	431,232	—
Bristol Subaccount	—	1,057,428	—
Bryton Growth Subaccount	—	794,176	—
U.S. Equity Subaccount	—	511,839	—
Income Opportunity Subaccount	—	12,518	—
Target VIP Subaccount	—	103,260	—
Target Equity/Income Subaccount	—	1,019,800	—
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	—	17,078	—
Van Kampen Universal Institutional Funds- Class II:
Core Plus Fixed Income Subaccount	—	1,087,662	—
U.S. Real Estate Subaccount	—	1,290,690	—
International Growth Equity Subaccount	—	1,626,516	—
Capital Growth Subaccount	—	36,754	—
Goldman Sachs Variable Insurance Trust — Administrative Shares:
Growth and Income Subaccount	—	3,585,192	—
Structured U.S. Equity Subaccount	—	583,173	—
Capital Growth Subaccount	—	131,693	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	—	1,347,881	—
U.S. Small Cap Equity Subaccount	—	88,293	—
U.S. Strategic Equity Subaccount	—	65,846	—
International Equity Subaccount	—	2,029,552	—
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	—	1,434,915	—
Jennison Subaccount	—	31,255	—
UBS Series Trust — Class I:
U.S. Allocation Subaccount	—	12,298	—
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	—	1,634,019	—
VIP Contrafund Subaccount	—	2,431,955	—
VIP Growth Subaccount	—	87,474	—
VIP Equity-Income Subaccount	—	975,338	—
VIP Real Estate Subaccount	—	31,049	—

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount	—	300,621	—
Worldwide Growth Subaccount	—	32,202	—
Balanced Subaccount	—	43,448	—
International Growth Subaccount	—	2,163,674	—
J.P. Morgan Series Trust II:
Small Company Subaccount	—	103,081	—
Mid Cap Value Subaccount	—	1,548,153	—
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	—	1,876	—
Investors Growth Stock Subaccount	—	37,949	—
Mid Cap Growth Subaccount	—	177,064	—
Total Return Subaccount	—	207,745	—
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	—	1,735,757	—
Total Return Subaccount	—	3,911,765	—
Global Bond Subaccount	—	757,256	—
Royce Capital Fund:
Micro-Cap Subaccount	—	538,363	—
Small-Cap Subaccount	—	1,627,231	—
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	—	213,417	—
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount	—	683,038	—
Franklin Flex Cap Growth Securities Subaccount	—	1,451,085	—
Franklin Income Securities Subaccount	—	625,235	—
Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount	—	64,720	—
Investors Subaccount	—	7,821	—
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	—	1,392,037	—
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount	—	81,209	—
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount	—	740,926	—
Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount	—	47,231	—
Franklin Flex Cap Growth Securities Subaccount	—	693,181	—
Franklin Income Securities Subaccount	—	188,765	—
Franklin Templeton VIP Founding Funds Allocation Subaccount	—	15,195	—
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	—	198,431	—

Totals	$—	$53,093,323	$—

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. generally accepted accounting principles. The Account adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Account’s current practices.

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.:
Equity Subaccount
2008
NScore Xtra	59,082	$5.170388	$305,477	1.4%	−55.44%	0.82%
NScore Lite	182,250	$5.170388	$942,301	1.4%	−55.44%	0.82%
NScore Premier	12,077	$5.170388	$62,445	1.4%	−55.44%	0.82%
NScore Value	7,354	$5.419487	$39,856	0.9%	−55.22%	0.47%

	260,763		$1,350,079

2007
NScore Xtra	51,632	$11.604134	$599,149	1.4%	−7.20%	0.05%
NScore Lite	154,528	$11.604134	$1,793,151	1.4%	−7.20%	0.05%
NScore Premier	17,889	$11.604134	$207,588	1.4%	−7.20%	0.05%
NScore Value	17,934	$12.102729	$217,051	0.9%	−6.73%	0.07%

	241,983		$2,816,939

2006
NScore Xtra	42,329	$12.504004	$529,265	1.4%	5.20%	0.00%
NScore Lite	97,553	$12.504004	$1,219,805	1.4%	5.20%	0.00%
NScore Premier	14,303	$12.504004	$178,850	1.4%	5.20%	0.00%
NScore Value	7,713	$12.976550	$100,094	0.9%	17.19%	0.00%	8/4/06

	161,898		$2,028,014

2005
NScore Xtra	37,535	$11.886220	$446,157	1.4%	4.64%	0.00%
NScore Lite	59,590	$11.886220	$708,302	1.4%	4.64%	0.00%
NScore Premier	5,162	$11.886220	$61,351	1.4%	4.64%	0.00%

	102,287		$1,215,810

2004
NScore Xtra	32,415	$11.358762	$368,196	1.4%	10.88%	0.08%
NScore Lite	12,714	$11.358762	$144,419	1.4%	10.88%	0.08%

	45,129		$512,615

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2008
NScore Xtra	94,953	$12.296060	$1,167,543	1.4%	0.36%	1.87%
NScore Lite	132,990	$12.296060	$1,635,258	1.4%	0.36%	1.87%
NScore Premier	21,621	$12.296060	$265,857	1.4%	0.36%	1.87%
NScore Value	837	$12.962589	$10,844	0.9%	0.86%	2.28%

	250,401		$3,079,502

2007
NScore Xtra	202,752	$12.251911	$2,484,096	1.4%	3.50%	4.77%
NScore Lite	160,438	$12.251911	$1,965,674	1.4%	3.50%	4.77%
NScore Premier	29,671	$12.251911	$363,528	1.4%	3.50%	4.77%
NScore Value	15,744	$12.852161	$202,347	0.9%	4.01%	4.83%

	408,605		$5,015,645

2006
NScore Xtra	132,517	$11.837926	$1,568,734	1.4%	3.32%	4.76%
NScore Lite	51,761	$11.837926	$612,739	1.4%	3.32%	4.76%
NScore Premier	10,501	$11.837926	$124,311	1.4%	3.32%	4.76%
NScore Value	8,893	$12.356324	$109,883	0.9%	1.66%	4.94%	8/4/06

	203,672		$2,415,667

2005
NScore Xtra	35,467	$11.457019	$406,336	1.4%	1.52%	2.92%
NScore Lite	32,879	$11.457019	$376,699	1.4%	1.52%	2.92%
NScore Premier	1,093	$11.457019	$12,527	1.4%	1.52%	2.92%

	69,439		$795,562

2004
NScore Xtra	36,511	$11.285650	$412,052	1.4%	−0.39%	1.26%
NScore Lite	26,305	$11.285650	$296,871	1.4%	−0.39%	1.26%

	62,816		$708,923

Bond Subaccount
2008
NScore Xtra	24,601	$12.562896	$309,062	1.4%	−12.68%	0.00%
NScore Lite	36,294	$12.562896	$455,966	1.4%	−12.68%	0.00%
NScore Premier	4,389	$12.562896	$55,139	1.4%	−12.68%	0.00%
NScore Value	1,196	$13.243856	$15,834	0.9%	−12.24%	0.00%

	66,480		$836,001

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2007
NScore Xtra	28,612	$14.386776	$411,638	1.4%	2.28%	0.00%
NScore Lite	52,795	$14.386776	$759,542	1.4%	2.28%	0.00%
NScore Premier	9,274	$14.386776	$133,422	1.4%	2.28%	0.00%
NScore Value	6,590	$15.091563	$99,460	0.9%	2.79%	0.00%

	97,271		$1,404,062

2006
NScore Xtra	24,198	$14.066421	$340,389	1.4%	3.00%	4.52%
NScore Lite	47,981	$14.066421	$674,918	1.4%	3.00%	4.52%
NScore Premier	8,680	$14.066421	$122,096	1.4%	3.00%	4.52%
NScore Value	4,843	$14.682343	$71,107	0.9%	2.94%	20.12%	8/4/06

	85,702		$1,208,510

2005
NScore Xtra	16,478	$13.656320	$225,026	1.4%	−0.96%	5.88%
NScore Lite	30,797	$13.656320	$420,579	1.4%	−0.96%	5.88%
NScore Premier	1,844	$13.656320	$25,185	1.4%	−0.96%	5.88%

	49,119		$670,790

2004
NScore Xtra	9,082	$13.789373	$125,241	1.4%	4.42%	0.00%
NScore Lite	9,542	$13.789373	$131,570	1.4%	4.42%	0.00%

	18,624		$256,811

Omni Subaccount
2008
NScore Xtra	1,738	$6.389112	$11,106	1.4%	−32.41%	2.31%
NScore Lite	2,744	$6.389112	$17,529	1.4%	−32.41%	2.31%

	4,482		$28,635

2007
NScore Xtra	1,715	$9.452615	$16,210	1.4%	5.50%	1.73%
NScore Lite	3,010	$9.452615	$28,451	1.4%	5.50%	1.73%

	4,725		$44,661

2006
NScore Xtra	1,788	$8.959519	$16,023	1.4%	11.76%	1.46%
NScore Lite	3,121	$8.959519	$27,960	1.4%	11.76%	1.46%

	4,909		$43,983

2005
NScore Xtra	1,992	$8.017060	$15,966	1.4%	7.98%	1.37%
NScore Lite	2,465	$8.017060	$19,763	1.4%	7.98%	1.37%

	4,457		$35,729

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2004
NScore Xtra	1,399	$7.424696	$10,390	1.4%	5.63%	12.79%
NScore Lite	1,978	$7.424696	$14,686	1.4%	5.63%	12.79%

	3,377		$25,076

International Subaccount
2008
NScore Xtra	94,576	$6.829666	$645,919	1.4%	−46.83%	0.00%
NScore Lite	281,851	$6.829666	$1,924,948	1.4%	−46.83%	0.00%
NScore Premier	29,542	$6.829666	$201,762	1.4%	−46.83%	0.00%
NScore Value	4,703	$7.200085	$33,863	0.9%	−46.56%	0.00%

	410,672		$2,806,492

2007
NScore Xtra	86,404	$12.843968	$1,109,764	1.4%	7.93%	0.00%
NScore Lite	270,129	$12.843968	$3,469,529	1.4%	7.93%	0.00%
NScore Premier	33,876	$12.843968	$435,105	1.4%	7.93%	0.00%
NScore Value	23,008	$13.473412	$310,003	0.9%	8.46%	0.00%

	413,417		$5,324,401

2006
NScore Xtra	84,372	$11.900764	$1,004,101	1.4%	17.58%	0.21%
NScore Lite	215,742	$11.900764	$2,567,491	1.4%	17.58%	0.21%
NScore Premier	32,487	$11.900764	$386,618	1.4%	17.58%	0.21%
NScore Value	14,196	$12.422039	$176,343	0.9%	8.51%	0.85%	8/4/06

	346,797		$4,134,553

2005
NScore Xtra	52,420	$10.121037	$530,550	1.4%	7.89%	0.08%
NScore Lite	124,738	$10.121037	$1,262,473	1.4%	7.89%	0.08%
NScore Premier	9,219	$10.121037	$93,305	1.4%	7.89%	0.08%

	186,377		$1,886,328

2004
NScore Xtra	33,984	$9.380801	$318,801	1.4%	11.41%	0.00%
NScore Lite	22,292	$9.380801	$209,111	1.4%	11.41%	0.00%

	56,276		$527,912

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount
2008
NScore Xtra	18,789	$12.046969	$226,349	1.4%	−39.85%	0.68%
NScore Lite	63,455	$12.046969	$764,448	1.4%	−39.85%	0.68%
NScore Premier	7,637	$12.046969	$92,003	1.4%	−39.85%	0.68%
NScore Value	665	$12.700208	$8,444	0.9%	−39.55%	0.50%

	90,546		$1,091,244

2007
NScore Xtra	17,802	$20.029111	$356,557	1.4%	2.38%	0.44%
NScore Lite	56,223	$20.029111	$1,126,106	1.4%	2.38%	0.44%
NScore Premier	7,786	$20.029111	$155,945	1.4%	2.38%	0.44%
NScore Value	1,100	$21.010409	$23,106	0.9%	2.89%	1.01%

	82,911		$1,661,714

2006
NScore Xtra	18,638	$19.563088	$364,616	1.4%	14.77%	0.58%
NScore Lite	55,626	$19.563088	$1,088,217	1.4%	14.77%	0.58%
NScore Premier	7,942	$19.563088	$155,366	1.4%	14.77%	0.58%

	82,206		$1,608,199

2005
NScore Xtra	10,555	$17.045507	$179,913	1.4%	3.82%	1.20%
NScore Lite	31,170	$17.045507	$531,310	1.4%	3.82%	1.20%
NScore Premier	2,696	$17.045507	$45,958	1.4%	3.82%	1.20%

	44,421		$757,181

2004
NScore Xtra	2,659	$16.418770	$43,661	1.4%	10.94%	0.80%
NScore Lite	1,126	$16.418770	$18,486	1.4%	10.94%	0.80%

	3,785		$62,147

Millennium Subaccount
2008
NScore Xtra	3,253	$5.434397	$17,680	1.4%	−43.34%	0.00%
NScore Lite	7,871	$5.434397	$42,775	1.4%	−43.34%	0.00%

	11,124		$60,455

2007
NScore Xtra	2,708	$9.590695	$25,968	1.4%	24.28%	0.00%
NScore Lite	10,605	$9.590695	$101,708	1.4%	24.28%	0.00%

	13,313		$127,676

2006
NScore Lite	6,858	$7.717060	$52,924	1.4%	5.90%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small-Mid Company Subaccount
2008
NScore Xtra	2,537	$9.681153	$24,558	1.4%	−51.98%	0.00%
NScore Lite	7,362	$9.681153	$71,275	1.4%	−51.98%	0.00%
NScore Premier	140	$9.681153	$1,358	1.4%	−51.98%	0.00%
NScore Value	570	$10.138866	$5,778	0.9%	−51.74%	0.00%

	10,609		$102,969

2007
NScore Xtra	1,449	$20.159593	$29,217	1.4%	15.85%	0.00%
NScore Lite	3,862	$20.159593	$77,846	1.4%	15.85%	0.00%
NScore Premier	107	$20.159593	$2,158	1.4%	15.85%	0.00%
NScore Value	570	$21.007936	$11,978	0.9%	16.42%	0.00%

	5,988		$121,199

2006
NScore Xtra	1,071	$17.401955	$18,642	1.4%	24.61%	0.19%
NScore Lite	6,061	$17.401955	$105,470	1.4%	24.61%	0.19%
NScore Premier	120	$17.401955	$2,092	1.4%	24.61%	0.19%

	7,252		$126,204

2005
NScore Xtra	1,622	$13.965342	$22,654	1.4%	27.22%	0.57%
NScore Lite	2,581	$13.965342	$36,038	1.4%	27.22%	0.57%
NScore Premier	21	$13.965342	$298	1.4%	27.22%	0.57%

	4,224		$58,990

2004
NScore Xtra	1,631	$10.977275	$17,906	1.4%	19.20%	1.36%
NScore Lite	1,354	$10.977275	$14,858	1.4%	19.20%	1.36%

	2,985		$32,764

Aggressive Growth Subaccount
2008
NScore Xtra	11,943	$4.172940	$49,838	1.4%	−44.46%	0.00%
NScore Lite	3,814	$4.172940	$15,917	1.4%	−44.46%	0.00%

	15,757		$65,755

2007
NScore Xtra	12,150	$7.513151	$91,281	1.4%	27.75%	0.00%
NScore Lite	1,383	$7.513151	$10,392	1.4%	27.75%	0.00%

	13,533		$101,673

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount
2008
NScore Xtra	12,517	$3.847203	$48,156	1.4%	−48.41%	0.00%
2007
NScore Xtra	9,910	$7.457924	$73,911	1.4%	13.03%	0.00%
2006
NScore Xtra	4,188	$6.597966	$27,630	1.4%	23.87%	0.00%
2005
NScore Xtra	4,329	$5.326372	$23,059	1.4%	5.01%	0.00%
2004
NScore Xtra	4,452	$5.072075	$22,580	1.4%	9.90%	0.00%
Mid Cap Opportunity Subaccount
2008
NScore Xtra	16,717	$8.959753	$149,780	1.4%	−51.97%	0.00%
NScore Lite	39,288	$8.959753	$352,010	1.4%	−51.97%	0.00%
NScore Premier	6,360	$8.959753	$56,986	1.4%	−51.97%	0.00%
NScore Value	10,978	$9.445690	$103,697	0.9%	−51.73%	0.00%

	73,343		$662,473

2007
NScore Xtra	8,064	$18.652945	$150,417	1.4%	16.23%	0.00%
NScore Lite	12,683	$18.652945	$236,584	1.4%	16.23%	0.00%
NScore Premier	3,849	$18.652945	$71,786	1.4%	16.23%	0.00%
NScore Value	2,281	$19.566962	$44,636	0.9%	16.81%	0.00%

	26,877		$503,423

2006
NScore Xtra	798	$16.048749	$12,798	1.4%	8.14%	0.00%
NScore Lite	2,633	$16.048749	$42,261	1.4%	8.14%	0.00%

	3,431		$55,059

2005
NScore Xtra	937	$14.840842	$13,915	1.4%	8.47%	0.00%
NScore Lite	2,235	$14.840842	$33,165	1.4%	8.47%	0.00%

	3,172		$47,080

2004
NScore Xtra	659	$13.682335	$9,014	1.4%	11.99%	0.00%
NScore Lite	1,687	$13.682335	$23,081	1.4%	11.99%	0.00%

	2,346		$32,095

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount
2008
NScore Xtra	3,568	$8.252497	$29,443	1.4%	−38.17%	1.72%
NScore Lite	20,518	$8.252497	$169,327	1.4%	−38.17%	1.72%
NScore Value	22,871	$8.700026	$198,982	0.9%	−37.86%	1.76%

	46,957		$397,752

2007
NScore Xtra	3,572	$13.347257	$47,680	1.4%	3.60%	1.65%
NScore Lite	18,108	$13.347257	$241,689	1.4%	3.60%	1.65%
NScore Value	7,773	$14.001291	$108,838	0.9%	4.12%	7.01%

	29,453		$398,207

2006
NScore Xtra	3,576	$12.883020	$46,067	1.4%	13.71%	0.71%
NScore Lite	6,305	$12.883020	$81,230	1.4%	13.71%	0.71%

	9,881		$127,297

2005
NScore Xtra	3,579	$11.329667	$40,553	1.4%	3.03%	1.10%
NScore Lite	26,686	$11.329667	$302,344	1.4%	3.03%	1.10%

	30,265		$342,897

2004
NScore Xtra	3,583	$10.996761	$39,401	1.4%	8.78%	1.74%
NScore Lite	21,818	$10.996761	$239,926	1.4%	8.78%	1.74%

	25,401		$279,327

Strategic Value Subaccount
2008
NScore Xtra	1,639	$8.071238	$13,227	1.4%	−29.26%	2.40%
2007
NScore Lite	6,690	$11.409821	$76,333	1.4%	−10.00%	1.27%
2006
NScore Xtra	81	$12.677987	$1,022	1.4%	14.75%	0.73%
NScore Lite	5,254	$12.677987	$66,611	1.4%	14.75%	0.73%

	5,335		$67,633

2005
NScore Xtra	81	$11.048572	$894	1.4%	3.29%	0.98%
NScore Lite	15,788	$11.048572	$174,436	1.4%	3.29%	0.98%

	15,869		$175,330

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Strategic Value Subaccount (continued)
2004
NScore Xtra	81	$10.696275	$870	1.4%	8.09%	1.78%
NScore Lite	15,789	$10.696275	$168,885	1.4%	8.09%	1.78%

	15,870		$169,755

High Income Bond Subaccount
2008
NScore Xtra	11,078	$10.537113	$116,734	1.4%	−26.35%	0.00%
NScore Lite	20,976	$10.537113	$221,012	1.4%	−26.35%	0.00%
NScore Premier	2,921	$10.537113	$30,780	1.4%	−26.35%	0.00%
NScore Value	3,021	$11.108243	$33,561	0.9%	−25.98%	0.00%

	37,996		$402,087

2007
NScore Xtra	6,749	$14.306057	$96,546	1.4%	2.09%	0.00%
NScore Lite	19,240	$14.306057	$275,248	1.4%	2.09%	0.00%
NScore Premier	3,235	$14.306057	$46,278	1.4%	2.09%	0.00%
NScore Value	4,096	$15.006808	$61,468	0.9%	2.60%	0.00%

	33,320		$479,540

2006
NScore Xtra	4,569	$14.012859	$64,011	1.4%	8.61%	0.00%
NScore Lite	6,323	$14.012859	$88,606	1.4%	8.61%	0.00%
NScore Premier	2,984	$14.012859	$41,814	1.4%	8.61%	0.00%
NScore Value	3,697	$14.626365	$54,080	0.9%	5.99%	0.00%	8/4/06

	17,573		$248,511

2005
NScore Xtra	3,749	$12.901575	$48,368	1.4%	1.57%	5.67%
NScore Lite	2,155	$12.901575	$27,801	1.4%	1.57%	5.67%

	5,904		$76,169

2004
NScore Xtra	2,876	$12.701656	$36,533	1.4%	9.14%	0.43%
NScore Lite	1,274	$12.701656	$16,185	1.4%	9.14%	0.43%

	4,150		$52,718

Capital Growth Subaccount
2008
NScore Lite	6,915	$14.624308	$101,134	1.4%	−37.24%	0.00%
2007
NScore Lite	1,885	$23.303218	$43,935	1.4%	9.69%	0.00%
2006
NScore Lite	270	$21.245155	$5,737	1.4%	18.47%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount
2008
NScore Xtra	19,572	$2.756210	$53,945	1.4%	−42.78%	0.00%
NScore Lite	66,550	$2.756210	$183,425	1.4%	−42.78%	0.00%
NScore Premier	9,596	$2.756210	$26,449	1.4%	−42.78%	0.00%
NScore Value	58,187	$2.877151	$167,413	0.9%	−42.50%	0.00%

	153,905		$431,232

2007
NScore Xtra	17,308	$4.817178	$83,377	1.4%	16.94%	0.00%
NScore Lite	60,483	$4.817178	$291,356	1.4%	16.94%	0.00%
NScore Premier	9,112	$4.817178	$43,896	1.4%	16.94%	0.00%
NScore Value	34,666	$5.003612	$173,453	0.9%	17.52%	0.00%

	121,569		$592,082

2006
NScore Xtra	20,640	$4.119424	$85,020	1.4%	5.14%	0.00%
NScore Lite	71,203	$4.119424	$293,317	1.4%	5.14%	0.00%
NScore Premier	10,694	$4.119424	$44,054	1.4%	5.14%	0.00%

	102,537		$422,391

2005
NScore Xtra	8,763	$3.918202	$34,332	1.4%	0.04%	0.00%
NScore Lite	74,502	$3.918202	$291,915	1.4%	0.04%	0.00%
NScore Premier	3,150	$3.918202	$12,344	1.4%	0.04%	0.00%

	86,415		$338,591

2004
NScore Lite	40,195	$3.916679	$157,430	1.4%	8.48%	0.00%
Bristol Subaccount
2008
NScore Xtra	21,640	$8.655380	$187,299	1.4%	−41.37%	0.95%
NScore Lite	79,431	$8.655380	$687,518	1.4%	−41.37%	0.95%
NScore Premier	9,131	$8.655380	$79,031	1.4%	−41.37%	0.95%
NScore Value	11,579	$8.945883	$103,580	0.9%	−41.08%	1.15%

	121,781		$1,057,428

2007
NScore Xtra	16,352	$14.762770	$241,394	1.4%	6.26%	0.60%
NScore Lite	58,847	$14.762770	$868,754	1.4%	6.26%	0.60%
NScore Premier	7,859	$14.762770	$116,022	1.4%	6.26%	0.60%
NScore Value	7,636	$15.182553	$115,929	0.9%	6.79%	0.82%

	90,694		$1,342,099

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount (continued)
2006
NScore Xtra	10,941	$13.893341	$152,003	1.4%	14.82%	0.47%
NScore Lite	39,527	$13.893341	$549,166	1.4%	14.82%	0.47%
NScore Premier	7,321	$13.893341	$101,713	1.4%	14.82%	0.47%
NScore Value	4,047	$14.217544	$57,544	0.9%	11.36%	1.78%	8/4/06

	61,836		$860,426

2005
NScore Xtra	4,750	$12.100392	$57,478	1.4%	10.49%	0.00%
NScore Lite	18,926	$12.100392	$229,015	1.4%	10.49%	0.00%
NScore Premier	1,720	$12.100392	$20,812	1.4%	10.49%	0.00%

	25,396		$307,305

Bryton Growth Subaccount
2008
NScore Xtra	14,872	$7.395584	$109,985	1.4%	−40.37%	0.00%
NScore Lite	72,913	$7.395584	$539,240	1.4%	−40.37%	0.00%
NScore Premier	5,369	$7.395584	$39,704	1.4%	−40.37%	0.00%
NScore Value	13,769	$7.643834	$105,247	0.9%	−40.08%	0.00%

	106,923		$794,176

2007
NScore Xtra	11,363	$12.403461	$140,936	1.4%	8.37%	0.00%
NScore Lite	51,465	$12.403461	$638,349	1.4%	8.37%	0.00%
NScore Premier	5,629	$12.403461	$69,813	1.4%	8.37%	0.00%
NScore Value	9,085	$12.756208	$115,894	0.9%	8.91%	0.00%

	77,542		$964,992

2006
NScore Xtra	6,739	$11.445796	$77,128	1.4%	15.13%	0.00%
NScore Lite	28,750	$11.445796	$329,067	1.4%	15.13%	0.00%
NScore Premier	4,940	$11.445796	$56,541	1.4%	15.13%	0.00%
NScore Value	4,953	$11.712928	$58,019	0.9%	14.78%	0.00%	8/4/06

	45,382		$520,755

2005
NScore Xtra	2,424	$9.941498	$24,108	1.4%	2.87%	0.04%
NScore Lite	13,246	$9.941498	$131,681	1.4%	2.87%	0.04%
NScore Premier	1,266	$9.941498	$12,585	1.4%	2.87%	0.04%

	16,936		$168,374

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
2008
NScore Xtra	9,071	$7.580603	$68,765	1.4%	−48.70%	0.88%
NScore Lite	49,264	$7.580603	$373,448	1.4%	−48.70%	0.88%
NScore Premier	9,185	$7.580603	$69,626	1.4%	−48.70%	0.88%

	67,520		$511,839

2007
NScore Xtra	19,110	$14.776714	$282,378	1.4%	11.60%	0.37%
NScore Lite	53,161	$14.776714	$785,550	1.4%	11.60%	0.37%
NScore Premier	9,232	$14.776714	$136,414	1.4%	11.60%	0.37%

	81,503		$1,204,342

2006
NScore Xtra	19,171	$13.240888	$253,844	1.4%	6.44%	0.47%
NScore Lite	50,187	$13.240888	$664,519	1.4%	6.44%	0.47%
NScore Premier	4,787	$13.240888	$63,389	1.4%	6.44%	0.47%

	74,145		$981,752

2005
NScore Xtra	9,264	$12.439661	$115,237	1.4%	7.21%	0.00%
NScore Lite	23,499	$12.439661	$292,320	1.4%	7.21%	0.00%

	32,763		$407,557

2004
NScore Xtra	6,313	$11.602603	$73,253	1.4%	16.03%	0.00%
NScore Lite	4,601	$11.602603	$53,382	1.4%	16.03%	0.00%

	10,914		$126,635

Balanced Subaccount
2007
NScore Xtra	10,579	$14.153886	$149,738	1.4%	10.74%	0.00%
2006
NScore Xtra	10,591	$12.781084	$135,362	1.4%	11.57%	1.56%
Income Opportunity Subaccount
2008
NScore Lite	1,351	$9.268618	$12,518	1.4%	−21.92%	0.00%
2007
NScore Lite	5,333	$11.869912	$63,300	1.4%	6.82%	0.00%
2006
NScore Lite	3,851	$11.111810	$42,795	1.4%	2.72%	0.00%
2005
NScore Lite	1,266	$10.817466	$13,691	1.4%	1.56%	0.00%
2004
NScore Lite	802	$10.651383	$8,537	1.4%	6.51%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
2008
NScore Xtra	4,412	$6.682784	$29,482	1.4%	−44.12%	0.79%
NScore Lite	4,906	$6.682784	$32,787	1.4%	−44.12%	0.79%
NScore Premier	5,389	$6.682784	$36,013	1.4%	−44.12%	0.79%
NScore Value	733	$6.788280	$4,978	0.9%	−43.84%	22.75%

	15,440		$103,260

2007
NScore Xtra	4,008	$11.959727	$47,937	1.4%	8.21%	0.88%
NScore Lite	18,447	$11.959727	$220,625	1.4%	8.21%	0.88%
NScore Premier	5,899	$11.959727	$70,549	1.4%	8.21%	0.88%

	28,354		$339,111

2006
NScore Xtra	4,228	$11.052135	$46,727	1.4%	9.24%	0.02%
NScore Lite	9,162	$11.052135	$101,261	1.4%	9.24%	0.02%

	13,390		$147,988

2005
NScore Xtra	4,389	$10.117607	$44,410	1.4%	1.18%	0.00%	11/2/05
Target Equity/Income Subaccount
2008
NScore Lite	154,516	$6.429489	$993,461	1.4%	−45.84%	1.85%
NScore Value	4,033	$6.531025	$26,339	0.9%	−45.57%	2.12%

	158,549		$1,019,800

2007
NScore Lite	142,133	$11.870441	$1,687,184	1.4%	8.89%	1.99%
2006
NScore Lite	1,227	$10.901793	$13,381	1.4%	7.86%	0.78%
Wells Fargo Advantage Variable Trust Funds (note 3):
Opportunity Subaccount
2008
NScore Xtra	1,621	$10.536942	$17,078	1.4%	−40.93%	1.84%
2007
NScore Xtra	2,284	$17.837706	$40,741	1.4%	5.15%	0.60%
2006
NScore Xtra	2,297	$16.964296	$38,973	1.4%	10.67%	0.00%
2005
NScore Xtra	2,979	$15.328247	$45,666	1.4%	6.40%	0.00%
2004
NScore Xtra	2,997	$14.406341	$43,169	1.4%	16.58%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2008
NScore Xtra	17,978	$11.329219	$203,681	1.4%	−11.70%	4.35%
NScore Lite	51,838	$11.329219	$587,270	1.4%	−11.70%	4.35%
NScore Premier	7,956	$11.329219	$90,136	1.4%	−11.70%	4.35%
NScore Value	17,729	$11.651574	$206,575	0.9%	−11.26%	9.27%

	95,501		$1,087,662

2007
NScore Xtra	5,066	$12.829716	$64,998	1.4%	3.76%	1.34%
NScore Lite	34,054	$12.829716	$436,903	1.4%	3.76%	1.34%
NScore Premier	122	$12.829716	$1,570	1.4%	3.76%	1.34%
NScore Value	5,928	$13.129493	$77,828	0.9%	4.27%	0.00%

	45,170		$581,299

2006
NScore Xtra	307	$12.365096	$3,804	1.4%	2.13%	3.95%
NScore Lite	4,564	$12.365096	$56,429	1.4%	2.13%	3.95%

	4,871		$60,233

2005
NScore Xtra	310	$12.106652	$3,741	1.4%	2.50%	3.59%
NScore Lite	3,902	$12.106652	$47,246	1.4%	2.50%	3.59%

	4,212		$50,987

2004
NScore Xtra	311	$11.811075	$3,669	1.4%	2.63%	3.51%
NScore Lite	3,099	$11.811075	$36,604	1.4%	2.63%	3.51%

	3,410		$40,273

U.S. Real Estate Subaccount
2008
NScore Xtra	17,064	$13.357038	$227,929	1.4%	−38.92%	2.77%
NScore Lite	65,188	$13.357038	$870,727	1.4%	−38.92%	2.77%
NScore Premier	7,425	$13.357038	$99,172	1.4%	−38.92%	2.77%
NScore Value	6,760	$13.737265	$92,862	0.9%	−38.61%	2.51%

	96,437		$1,290,690

2007
NScore Xtra	14,604	$21.866390	$319,341	1.4%	−18.42%	1.01%
NScore Lite	51,607	$21.866390	$1,128,476	1.4%	−18.42%	1.01%
NScore Premier	9,161	$21.866390	$200,315	1.4%	−18.42%	1.01%
NScore Value	5,047	$22.377021	$112,927	0.9%	−18.01%	0.96%

	80,419		$1,761,059

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds- Class II: (continued)
U.S. Real Estate Subaccount (continued)
2006
NScore Xtra	8,663	$26.804210	$232,196	1.4%	35.77%	0.95%
NScore Lite	25,154	$26.804210	$674,237	1.4%	35.77%	0.95%
NScore Premier	5,436	$26.804210	$145,714	1.4%	35.77%	0.95%
NScore Value	2,221	$27.294010	$60,616	0.9%	15.29%	0.00%	8/4/06

	41,474		$1,112,763

2005
NScore Xtra	6,281	$19.741881	$124,010	1.4%	15.14%	1.17%
NScore Lite	15,978	$19.741881	$315,442	1.4%	15.14%	1.17%
NScore Premier	2,937	$19.741881	$57,973	1.4%	15.14%	1.17%

	25,196		$497,425

2004
NScore Xtra	3,636	$17.145445	$62,337	1.4%	34.19%	1.80%
NScore Lite	3,023	$17.145445	$51,833	1.4%	34.19%	1.80%

	6,659		$114,170

International Growth Equity Subaccount
2008
NScore Xtra	37,648	$6.157838	$231,831	1.4%	−49.24%	0.00%
NScore Lite	158,708	$6.157838	$977,294	1.4%	−49.24%	0.00%
NScore Premier	13,091	$6.157838	$80,615	1.4%	−49.24%	0.00%
NScore Value	53,972	$6.239811	$336,776	0.9%	−48.98%	0.00%

	263,419		$1,626,516

2007
NScore Xtra	9,874	$12.130632	$119,772	1.4%	12.68%	0.47%
NScore Lite	28,153	$12.130632	$341,526	1.4%	12.68%	0.47%
NScore Premier	246	$12.130632	$2,983	1.4%	12.68%	0.47%
NScore Value	6,362	$12.231130	$77,813	0.9%	13.24%	1.09%

	44,635		$542,094

2006
NScore Lite	1,446	$10.766000	$15,564	1.4%	7.66%	1.75%	5/1/06
Capital Growth Subaccount
2008
NScore Xtra	4,173	$6.132935	$25,594	1.4%	−50.05%	0.00%
NScore Lite	1,259	$6.132935	$7,718	1.4%	−50.05%	0.00%
NScore Value	554	$6.214598	$3,442	0.9%	−49.80%	0.00%

	5,986		$36,754

2007
NScore Xtra	1,054	$12.278167	$12,943	1.4%	19.98%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2008
NScore Xtra	114,772	$7.779764	$892,898	1.4%	−35.43%	2.10%
NScore Lite	267,062	$7.779764	$2,077,684	1.4%	−35.43%	2.10%
NScore Premier	28,326	$7.779764	$220,370	1.4%	−35.43%	2.10%
NScore Value	48,069	$8.201619	$394,240	0.9%	−35.11%	2.28%

	458,229		$3,585,192

2007
NScore Xtra	83,092	$12.048574	$1,001,139	1.4%	0.08%	2.38%
NScore Lite	229,100	$12.048574	$2,760,322	1.4%	0.08%	2.38%
NScore Premier	38,594	$12.048574	$465,004	1.4%	0.08%	2.38%
NScore Value	33,739	$12.638935	$426,425	0.9%	0.58%	3.07%

	384,525		$4,652,890

2006
NScore Xtra	24,579	$12.038372	$295,884	1.4%	20.94%	2.30%
NScore Lite	94,455	$12.038372	$1,137,084	1.4%	20.94%	2.30%
NScore Premier	22,492	$12.038372	$270,773	1.4%	20.94%	2.30%
NScore Value	12,436	$12.565600	$156,263	0.9%	10.55%	8.91%	8/4/06

	153,962		$1,860,004

2005
NScore Xtra	12,577	$9.953801	$125,190	1.4%	2.50%	3.38%
NScore Lite	44,120	$9.953801	$439,161	1.4%	2.50%	3.38%
NScore Premier	8,917	$9.953801	$88,757	1.4%	2.50%	3.38%

	65,614		$653,108

2004
NScore Xtra	3,124	$9.711236	$30,339	1.4%	17.15%	4.73%
NScore Lite	3,343	$9.711236	$32,460	1.4%	17.15%	4.73%

	6,467		$62,799

Structured U.S. Equity Subaccount
2008
NScore Xtra	19,708	$7.593883	$149,662	1.4%	−37.87%	1.61%
NScore Lite	50,552	$7.593883	$383,887	1.4%	−37.87%	1.61%
NScore Premier	6,535	$7.593883	$49,624	1.4%	−37.87%	1.61%

	76,795		$583,173

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust - Institutional Shares: (continued)
Structured U.S. Equity Subaccount (continued)
2007
NScore Xtra	19,547	$12.223335	$238,933	1.4%	−2.99%	1.07%
NScore Lite	51,336	$12.223335	$627,500	1.4%	−2.99%	1.07%
NScore Premier	6,898	$12.223335	$84,312	1.4%	−2.99%	1.07%

	77,781		$950,745

2006
NScore Xtra	17,211	$12.600550	$216,859	1.4%	11.34%	1.35%
NScore Lite	48,147	$12.600550	$606,684	1.4%	11.34%	1.35%
NScore Premier	6,550	$12.600550	$82,536	1.4%	11.34%	1.35%

	71,908		$906,079

2005
NScore Xtra	10,066	$11.317571	$113,927	1.4%	5.04%	1.42%
NScore Lite	27,619	$11.317571	$312,582	1.4%	5.04%	1.42%
NScore Premier	2,224	$11.317571	$25,168	1.4%	5.04%	1.42%

	39,909		$451,677

2004
NScore Xtra	5,642	$10.774073	$60,789	1.4%	13.35%	1.50%
NScore Lite	3,350	$10.774073	$36,088	1.4%	13.35%	1.50%

	8,992		$96,877

Capital Growth Subaccount
2008
NScore Xtra	3,712	$7.134080	$26,478	1.4%	−42.56%	0.14%
NScore Lite	14,748	$7.134080	$105,215	1.4%	−42.56%	0.14%

	18,460		$131,693

2007
NScore Xtra	2,177	$12.420910	$27,042	1.4%	8.60%	0.19%
NScore Lite	8,290	$12.420910	$102,970	1.4%	8.60%	0.19%

	10,467		$130,012

2006
NScore Xtra	2,039	$11.437055	$23,322	1.4%	7.06%	0.08%
NScore Lite	6,256	$11.437055	$71,546	1.4%	7.06%	0.08%

	8,295		$94,868

2005
NScore Xtra	2,196	$10.682403	$23,457	1.4%	1.52%	0.15%
NScore Lite	23,148	$10.682403	$247,279	1.4%	1.52%	0.15%

	25,344		$270,736

2004
NScore Xtra	2,371	$10.522029	$24,952	1.4%	7.58%	1.04%
NScore Lite	23,255	$10.522029	$244,680	1.4%	7.58%	1.04%

	25,626		$269,632

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2008
NScore Xtra	17,376	$17.013645	$295,637	1.4%	−49.43%	3.03%
NScore Lite	44,246	$17.013645	$752,766	1.4%	−49.43%	3.03%
NScore Premier	5,265	$17.013645	$89,582	1.4%	−49.43%	3.03%
NScore Value	11,770	$17.833024	$209,896	0.9%	−49.18%	5.56%

	78,657		$1,347,881

2007
NScore Xtra	13,841	$33.646647	$465,705	1.4%	31.45%	1.51%
NScore Lite	19,297	$33.646647	$649,250	1.4%	31.45%	1.51%
NScore Premier	4,388	$33.646647	$147,654	1.4%	31.45%	1.51%
NScore Value	1,440	$35.091985	$50,546	0.9%	32.11%	4.14%

	38,966		$1,313,155

2006
NScore Xtra	7,177	$25.595623	$183,692	1.4%	28.16%	0.50%
NScore Lite	7,220	$25.595623	$184,801	1.4%	28.16%	0.50%
NScore Premier	1,636	$25.595623	$41,878	1.4%	28.16%	0.50%

	16,033		$410,371

2005
NScore Xtra	6,356	$19.972051	$126,936	1.4%	38.84%	0.33%
NScore Lite	3,149	$19.972051	$62,896	1.4%	38.84%	0.33%
NScore Premier	945	$19.972051	$18,882	1.4%	38.84%	0.33%

	10,450		$208,714

2004
NScore Xtra	6,667	$14.384975	$95,903	1.4%	28.78%	0.80%
NScore Lite	1,299	$14.384975	$18,693	1.4%	28.78%	0.80%

	7,966		$114,596

U.S. Small Cap Equity Subaccount
2008
NScore Xtra	6,478	$10.867505	$70,399	1.4%	−37.36%	0.00%
NScore Lite	1,324	$10.867505	$14,390	1.4%	−37.36%	0.00%
NScore Value	308	$11.390934	$3,504	0.9%	−37.04%	0.00%

	8,110		$88,293

2007
NScore Xtra	6,591	$17.347767	$114,346	1.4%	−8.49%	0.00%
NScore Lite	1,516	$17.347767	$26,294	1.4%	−8.49%	0.00%
NScore Value	280	$18.093147	$5,072	0.9%	−8.03%	0.00%

	8,387		$145,712

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
U.S. Small Cap Equity Subaccount (continued)
2006
NScore Xtra	7,403	$18.956827	$140,347	1.4%	14.47%	0.00%
NScore Lite	3,984	$18.956827	$75,517	1.4%	14.47%	0.00%

	11,387		$215,864

2005
NScore Xtra	8,887	$16.560566	$147,172	1.4%	2.56%	0.00%
NScore Lite	3,420	$16.560566	$56,632	1.4%	2.56%	0.00%

	12,307		$203,804

2004
NScore Xtra	9,271	$16.146731	$149,699	1.4%	13.30%	0.00%
NScore Lite	2,073	$16.146731	$33,474	1.4%	13.30%	0.00%

	11,344		$183,173

U.S. Strategic Equity Subaccount
2008
NScore Value	8,456	$7.786554	$65,846	0.9%	−35.86%	0.81%
2007
NScore Value	3,970	$12.140826	$48,200	0.9%	−1.84%	3.29%
International Equity Subaccount
2008
NScore Xtra	25,336	$9.367909	$237,342	1.4%	−37.89%	1.95%
NScore Lite	113,764	$9.367909	$1,065,735	1.4%	−37.89%	1.95%
NScore Premier	10,377	$9.367909	$97,209	1.4%	−37.89%	1.95%
NScore Value	65,965	$9.539440	$629,266	0.9%	−37.58%	1.58%

	215,442		$2,029,552

2007
NScore Xtra	8,478	$15.082802	$127,874	1.4%	9.25%	6.88%
NScore Lite	50,590	$15.082802	$763,020	1.4%	9.25%	6.88%
NScore Premier	502	$15.082802	$7,578	1.4%	9.25%	6.88%
NScore Value	35,527	$15.282850	$542,957	0.9%	9.79%	4.69%

	95,097		$1,441,429

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2008
NScore Xtra	37,440	$9.078621	$339,906	1.4%	−40.24%	0.00%
NScore Lite	94,322	$9.078621	$856,302	1.4%	−40.24%	0.00%
NScore Premier	5,512	$9.078621	$50,046	1.4%	−40.24%	0.00%
NScore Value	19,876	$9.491842	$188,661	0.9%	−39.94%	0.00%

	157,150		$1,434,915

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2007
NScore Xtra	15,377	$15.191887	$233,611	1.4%	8.59%	0.18%
NScore Lite	46,108	$15.191887	$700,452	1.4%	8.59%	0.18%
NScore Premier	5,023	$15.191887	$76,315	1.4%	8.59%	0.18%
NScore Value	4,846	$15.804539	$76,596	0.9%	9.13%	0.80%

	71,354		$1,086,974

2006
NScore Xtra	5,924	$13.990120	$82,885	1.4%	12.05%	0.00%
NScore Lite	17,545	$13.990120	$245,455	1.4%	12.05%	0.00%
NScore Premier	5,035	$13.990120	$70,441	1.4%	12.05%	0.00%

	28,504		$398,781

2005
NScore Xtra	5,999	$12.486109	$74,906	1.4%	19.59%	0.00%
NScore Lite	4,636	$12.486109	$57,881	1.4%	19.59%	0.00%
NScore Premier	4,368	$12.486109	$54,542	1.4%	19.59%	0.00%

	15,003		$187,329

2004
NScore Xtra	9,934	$10.440691	$103,720	1.4%	13.78%	0.00%
NScore Lite	6,050	$10.440691	$63,162	1.4%	13.78%	0.00%

	15,984		$166,882

Jennison Subaccount
2008
NScore Xtra	3,364	$4.894424	$16,466	1.4%	−38.42%	0.07%
NScore Lite	3,022	$4.894424	$14,789	1.4%	−38.42%	0.07%

	6,386		$31,255

2007
NScore Xtra	3,422	$7.948311	$27,200	1.4%	10.01%	0.00%
NScore Lite	3,125	$7.948311	$24,835	1.4%	10.01%	0.00%

	6,547		$52,035

2006
NScore Xtra	4,243	$7.225319	$30,657	1.4%	−0.03%	0.00%
NScore Lite	916	$7.225319	$6,615	1.4%	−0.03%	0.00%

	5,159		$37,272

2005
NScore Xtra	4,156	$7.227488	$30,037	1.4%	12.45%	0.00%
NScore Lite	859	$7.227488	$6,209	1.4%	12.45%	0.00%

	5,015		$36,246

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount (continued)
2004
NScore Xtra	5,679	$6.427045	$36,500	1.4%	7.71%	0.09%
NScore Lite	1,394	$6.427045	$8,957	1.4%	7.71%	0.09%

	7,073		$45,457

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008
NScore Xtra	1,842	$6.676062	$12,298	1.4%	−36.23%	2.71%
2007
NScore Xtra	1,853	$10.469115	$19,395	1.4%	0.49%	2.19%
2006
NScore Xtra	1,981	$10.418568	$20,644	1.4%	9.47%	2.41%
2005
NScore Xtra	1,997	$9.517604	$19,011	1.4%	5.13%	1.31%
2004
NScore Xtra	2,138	$9.053038	$19,355	1.4%	8.85%	0.30%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2008
NScore Xtra	37,549	$13.784456	$517,595	1.4%	−40.44%	0.27%
NScore Lite	46,394	$13.784456	$639,518	1.4%	−40.44%	0.27%
NScore Premier	6,741	$13.784456	$92,915	1.4%	−40.44%	0.27%
NScore Value	26,687	$14.388551	$383,991	0.9%	−40.15%	0.28%

	117,371		$1,634,019

2007
NScore Xtra	15,485	$23.145481	$358,418	1.4%	13.74%	0.46%
NScore Lite	23,557	$23.145481	$545,240	1.4%	13.74%	0.46%
NScore Premier	9,207	$23.145481	$213,094	1.4%	13.74%	0.46%
NScore Value	9,691	$24.040022	$232,975	0.9%	14.30%	0.77%

	57,940		$1,349,727

2006
NScore Xtra	7,415	$20.349982	$150,893	1.4%	10.86%	0.18%
NScore Lite	22,049	$20.349982	$448,697	1.4%	10.86%	0.18%
NScore Premier	5,887	$20.349982	$119,799	1.4%	10.86%	0.18%

	35,351		$719,389

2005
NScore Xtra	5,128	$18.357292	$94,153	1.4%	16.39%	0.00%
NScore Lite	23,238	$18.357292	$426,582	1.4%	16.39%	0.00%
NScore Premier	2,693	$18.357292	$49,433	1.4%	16.39%	0.00%

	31,059		$570,168

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2004
NScore Xtra	3,260	$15.772044	$51,422	1.4%	22.93%	0.00%
NScore Lite	12,709	$15.772044	$200,443	1.4%	22.93%	0.00%

	15,969		$251,865

VIP Contrafund Subaccount
2008
NScore Xtra	107,292	$8.423451	$903,767	1.4%	−43.49%	0.99%
NScore Lite	119,168	$8.423451	$1,003,804	1.4%	−43.49%	0.99%
NScore Premier	24,952	$8.423451	$210,186	1.4%	−43.49%	0.99%
NScore Value	35,734	$8.792713	$314,198	0.9%	−43.20%	1.07%

	287,146		$2,431,955

2007
NScore Xtra	53,925	$14.905057	$803,748	1.4%	15.67%	0.88%
NScore Lite	49,769	$14.905057	$741,824	1.4%	15.67%	0.88%
NScore Premier	25,733	$14.905057	$383,556	1.4%	15.67%	0.88%
NScore Value	23,557	$15.481257	$364,685	0.9%	16.25%	1.15%

	152,984		$2,293,813

2006
NScore Xtra	17,386	$12.885341	$224,025	1.4%	9.90%	1.16%
NScore Lite	28,164	$12.885341	$362,903	1.4%	9.90%	1.16%
NScore Premier	7,435	$12.885341	$95,803	1.4%	9.90%	1.16%

	52,985		$682,731

2005
NScore Xtra	14,193	$11.724900	$166,402	1.4%	15.04%	0.12%
NScore Lite	36,032	$11.724900	$422,475	1.4%	15.04%	0.12%
NScore Premier	3,184	$11.724900	$37,333	1.4%	15.04%	0.12%

	53,409		$626,210

2004
NScore Xtra	14,170	$10.191930	$144,415	1.4%	13.56%	0.01%
NScore Lite	31,305	$10.191930	$319,067	1.4%	13.56%	0.01%

	45,475		$463,482

VIP Growth Subaccount
2008
NScore Xtra	15,054	$4.440528	$66,847	1.4%	−48.04%	0.57%
NScore Lite	1,676	$4.440528	$7,446	1.4%	−48.04%	0.57%
NScore Value	2,844	$4.635272	$13,181	0.9%	−47.78%	0.65%

	19,574		$87,474

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount (continued)
2007
NScore Xtra	16,668	$8.545979	$142,443	1.4%	24.90%	0.55%
NScore Lite	1,542	$8.545979	$13,180	1.4%	24.90%	0.55%
NScore Value	1,343	$8.876477	$11,925	0.9%	25.52%	0.00%

	19,553		$167,548

2006
NScore Xtra	23,568	$6.842161	$161,258	1.4%	5.10%	0.22%
NScore Lite	4,364	$6.842161	$29,858	1.4%	5.10%	0.22%

	27,932		$191,116

2005
NScore Xtra	19,171	$6.509857	$124,804	1.4%	4.05%	0.30%
NScore Lite	26,132	$6.509857	$170,113	1.4%	4.05%	0.30%

	45,303		$294,917

2004
NScore Xtra	26,885	$6.256481	$168,206	1.4%	1.69%	0.02%
NScore Lite	24,331	$6.256481	$152,228	1.4%	1.69%	0.02%

	51,216		$320,434

VIP Equity-Income Subaccount
2008
NScore Xtra	17,125	$8.223037	$140,816	1.4%	−43.61%	2.22%
NScore Lite	80,712	$8.223037	$663,707	1.4%	−43.61%	2.22%
NScore Premier	10,368	$8.223037	$85,255	1.4%	−43.61%	2.22%
NScore Value	10,140	$8.437969	$85,560	0.9%	−43.32%	2.14%

	118,345		$975,338

2007
NScore Xtra	21,673	$14.581349	$316,018	1.4%	−0.13%	1.80%
NScore Lite	69,519	$14.581349	$1,013,693	1.4%	−0.13%	1.80%
NScore Premier	17,604	$14.581349	$256,684	1.4%	−0.13%	1.80%
NScore Value	19,928	$14.888227	$296,696	0.9%	0.36%	1.81%

	128,724		$1,883,091

2006
NScore Xtra	3,448	$14.600850	$50,355	1.4%	18.28%	7.68%
NScore Lite	16,578	$14.600850	$242,050	1.4%	18.28%	7.68%
NScore Premier	7,653	$14.600850	$111,736	1.4%	18.28%	7.68%
NScore Value	14,274	$14.834207	$211,739	0.9%	11.94%	7.94%	8/4/06

	41,953		$615,880

2005
NScore Xtra	1,139	$12.344563	$14,060	1.4%	4.12%	1.44%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount (continued)
2004
NScore Xtra	1,144	$11.856466	$13,568	1.4%	9.69%	0.00%
VIP Real Estate Subaccount
2008
NScore Lite	5,875	$5.284628	$31,049	1.4%	−47.15%	0.70%	5/1/08
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2008
NScore Xtra	45,867	$4.346585	$199,365	1.4%	−40.70%	0.67%
NScore Lite	22,466	$4.346585	$97,649	1.4%	−40.70%	0.67%
NScore Value	795	$4.537226	$3,607	0.9%	−40.41%	2.47%

	69,128		$300,621

2007
NScore Lite	20,005	$7.330106	$146,637	1.4%	13.20%	7.48%
Worldwide Growth Subaccount
2008
NScore Xtra	933	$3.987666	$3,720	1.4%	−45.57%	1.20%
NScore Lite	7,142	$3.987666	$28,482	1.4%	−45.57%	1.20%

	8,075		$32,202

2007
NScore Lite	3,945	$7.326674	$28,903	1.4%	7.85%	0.68%
2006
NScore Lite	2,438	$6.793699	$16,564	1.4%	16.31%	1.65%
2005
NScore Lite	2,438	$5.840921	$14,241	1.4%	4.11%	1.31%
2004
NScore Lite	1,556	$5.610137	$8,727	1.4%	3.08%	3.37%
Balanced Subaccount
2008
NScore Xtra	2,574	$10.458701	$26,921	1.4%	−17.22%	2.57%
NScore Lite	106	$10.458701	$1,117	1.4%	−17.22%	2.57%
NScore Value	1,412	$10.917092	$15,410	0.9%	−16.81%	2.41%

	4,092		$43,448

2007
NScore Xtra	2,332	$12.634772	$29,464	1.4%	8.76%	2.02%
NScore Lite	107	$12.634772	$1,354	1.4%	8.76%	2.02%
NScore Value	1,445	$13.123249	$18,957	0.9%	9.30%	3.01%

	3,884		$49,775

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount (continued)
2006
NScore Xtra	2,332	$11.617502	$27,092	1.4%	8.89%	2.86%
NScore Lite	914	$11.617502	$10,618	1.4%	8.89%	2.86%

	3,246		$37,710

2005
NScore Lite	722	$10.668607	$7,702	1.4%	6.18%	3.55%
2004
NScore Lite	108	$10.047828	$1,087	1.4%	6.79%	2.25%
International Growth Subaccount
2008
NScore Xtra	90,398	$7.569012	$684,227	1.4%	−52.89%	1.09%
NScore Lite	149,127	$7.569012	$1,128,742	1.4%	−52.89%	1.09%
NScore Premier	25,520	$7.569012	$193,164	1.4%	−52.89%	1.09%
NScore Value	19,940	$7.900904	$157,541	0.9%	−52.66%	0.85%

	284,985		$2,163,674

2007
NScore Xtra	45,252	$16.067383	$727,083	1.4%	26.24%	0.50%
NScore Lite	100,870	$16.067383	$1,620,724	1.4%	26.24%	0.50%
NScore Premier	25,850	$16.067383	$415,339	1.4%	26.24%	0.50%
NScore Value	17,949	$16.688619	$299,541	0.9%	26.87%	0.46%

	189,921		$3,062,687

2006
NScore Xtra	3,380	$12.727444	$43,022	1.4%	44.61%	2.50%
NScore Lite	38,544	$12.727444	$490,566	1.4%	44.61%	2.50%
NScore Premier	11,221	$12.727444	$142,812	1.4%	44.61%	2.50%
NScore Value	14,623	$13.154029	$192,347	0.9%	25.83%	2.58%	8/4/06

	67,768		$868,747

2005
NScore Lite	6,470	$8.801164	$56,943	1.4%	30.12%	1.41%
NScore Premier	51	$8.801164	$448	1.4%	30.12%	1.41%

	6,521		$57,391

2004
NScore Lite	1,641	$6.763671	$11,098	1.4%	17.04%	0.97%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II:
Small Company Subaccount
2008
NScore Xtra	2,831	$8.826097	$24,988	1.4%	−32.93%	0.20%
NScore Lite	8,387	$8.826097	$74,021	1.4%	−32.93%	0.20%
NScore Premier	461	$8.826097	$4,072	1.4%	−32.93%	0.20%

	11,679		$103,081

2007
NScore Xtra	3,006	$13.159363	$39,560	1.4%	−6.98%	0.01%
NScore Lite	10,399	$13.159363	$136,836	1.4%	−6.98%	0.01%
NScore Premier	552	$13.159363	$7,270	1.4%	−6.98%	0.01%

	13,957		$183,666

2006
NScore Xtra	2,392	$14.146719	$33,830	1.4%	13.42%	0.00%
NScore Lite	6,091	$14.146719	$86,174	1.4%	13.42%	0.00%
NScore Premier	535	$14.146719	$7,571	1.4%	13.42%	0.00%

	9,018		$127,575

2005
NScore Xtra	2,215	$12.472601	$27,628	1.4%	1.99%	0.00%
NScore Lite	2,797	$12.472601	$34,890	1.4%	1.99%	0.00%

	5,012		$62,518

2004
NScore Xtra	2,073	$12.228991	$25,351	1.4%	25.41%	0.00%
NScore Lite	1,719	$12.228991	$21,020	1.4%	25.41%	0.00%

	3,792		$46,371

Mid Cap Value Subaccount
2008
NScore Xtra	28,670	$13.729628	$393,628	1.4%	−34.13%	1.13%
NScore Lite	69,992	$13.729628	$960,967	1.4%	−34.13%	1.13%
NScore Premier	14,098	$13.729628	$193,558	1.4%	−34.13%	1.13%

	112,760		$1,548,153

2007
NScore Xtra	21,815	$20.844801	$454,739	1.4%	1.03%	0.88%
NScore Lite	61,964	$20.844801	$1,291,614	1.4%	1.03%	0.88%
NScore Premier	13,922	$20.844801	$290,201	1.4%	1.03%	0.88%

	97,701		$2,036,554

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2006
NScore Xtra	15,989	$20.632066	$329,905	1.4%	15.23%	0.55%
NScore Lite	48,320	$20.632066	$996,933	1.4%	15.23%	0.55%
NScore Premier	5,846	$20.632066	$120,614	1.4%	15.23%	0.55%

	70,155		$1,447,452

2005
NScore Xtra	10,723	$17.904933	$191,994	1.4%	7.71%	0.16%
NScore Lite	26,502	$17.904933	$474,523	1.4%	7.71%	0.16%
NScore Premier	1,907	$17.904933	$34,137	1.4%	7.71%	0.16%

	39,132		$700,654

2004
NScore Xtra	7,217	$16.623513	$119,978	1.4%	19.38%	0.22%
NScore Lite	4,936	$16.623513	$82,043	1.4%	19.38%	0.22%

	12,153		$202,021

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2008
NScore Lite	253	$7.426480	$1,876	1.4%	−40.36%	0.00%
2007
NScore Lite	234	$12.451903	$2,914	1.4%	0.83%	0.00%
2006
NScore Lite	1,125	$12.349275	$13,896	1.4%	11.37%	0.00%
2005
NScore Lite	898	$11.088033	$9,954	1.4%	3.58%	0.00%
2004
NScore Xtra	337	$10.704295	$3,605	1.4%	4.74%	0.00%
NScore Lite	898	$10.704295	$9,615	1.4%	4.74%	0.00%

	1,235		$13,220

Investors Growth Stock Subaccount
2008
NScore Xtra	2,223	$7.341830	$16,322	1.4%	−37.85%	0.29%
NScore Lite	2,946	$7.341830	$21,627	1.4%	−37.85%	0.29%

	5,169		$37,949

2007
NScore Xtra	2,262	$11.813853	$26,718	1.4%	9.48%	0.08%
NScore Lite	2,774	$11.813853	$32,781	1.4%	9.48%	0.08%

	5,036		$59,499

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount (continued)
2006
NScore Xtra	2,286	$10.790536	$24,672	1.4%	5.83%	0.00%
NScore Lite	2,775	$10.790536	$29,942	1.4%	5.83%	0.00%

	5,061		$54,614

2005
NScore Xtra	2,286	$10.196440	$23,315	1.4%	2.79%	0.14%
NScore Lite	2,775	$10.196440	$28,293	1.4%	2.79%	0.14%

	5,061		$51,608

2004
NScore Xtra	2,349	$9.919542	$23,301	1.4%	7.48%	0.00%
NScore Lite	1,764	$9.919542	$17,502	1.4%	7.48%	0.00%

	4,113		$40,803

Mid Cap Growth Subaccount
2008
NScore Xtra	3,160	$4.963011	$15,682	1.4%	−52.27%	0.00%
NScore Lite	29,299	$4.963011	$145,412	1.4%	−52.27%	0.00%
NScore Premier	1,579	$4.963011	$7,837	1.4%	−52.27%	0.00%
NScore Value	1,582	$5.142267	$8,133	0.9%	−52.03%	0.00%

	35,620		$177,064

2007
NScore Xtra	3,966	$10.397166	$41,238	1.4%	7.99%	0.00%
NScore Lite	26,444	$10.397166	$274,934	1.4%	7.99%	0.00%
NScore Premier	4,158	$10.397166	$43,228	1.4%	7.99%	0.00%
NScore Value	6,531	$10.719214	$70,011	0.9%	8.53%	0.00%

	41,099		$429,411

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount (continued)
2006
NScore Xtra	718	$9.627990	$6,918	1.4%	0.89%	0.00%
NScore Lite	9,316	$9.627990	$89,692	1.4%	0.89%	0.00%
NScore Premier	3,148	$9.627990	$30,310	1.4%	0.89%	0.00%
NScore Value	5,810	$9.876987	$57,381	0.9%	8.63%	0.00%	8/4/06

	18,992		$184,301

Total Return Subaccount
2008
NScore Xtra	9,708	$10.484710	$101,788	1.4%	−23.40%	2.83%
NScore Lite	10,106	$10.484710	$105,957	1.4%	−23.40%	2.83%

	19,814		$207,745

2007
NScore Xtra	7,243	$13.687185	$99,136	1.4%	2.49%	2.29%
NScore Lite	8,781	$13.687185	$120,190	1.4%	2.49%	2.29%

	16,024		$219,326

2006
NScore Xtra	7,255	$13.354330	$96,888	1.4%	10.09%	2.13%
NScore Lite	1,751	$13.354330	$23,384	1.4%	10.09%	2.13%

	9,006		$120,272

2005
NScore Xtra	7,238	$12.130767	$87,804	1.4%	1.18%	1.11%
NScore Lite	4,486	$12.130767	$54,416	1.4%	1.18%	1.11%

	11,724		$142,220

2004
NScore Xtra	1,532	$11.988710	$18,368	1.4%	9.49%	1.47%
NScore Lite	2,749	$11.988710	$32,950	1.4%	9.49%	1.47%

	4,281		$51,318

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2008
NScore Xtra	39,669	$12.301525	$487,986	1.4%	−8.32%	3.49%
NScore Lite	74,704	$12.301525	$918,978	1.4%	−8.32%	3.49%
NScore Premier	12,480	$12.301525	$153,520	1.4%	−8.32%	3.49%
NScore Value	13,803	$12.698430	$175,273	0.9%	−7.87%	3.63%

	140,656		$1,735,757

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2007
NScore Xtra	39,210	$13.418119	$526,122	1.4%	9.13%	4.67%
NScore Lite	93,398	$13.418119	$1,253,228	1.4%	9.13%	4.67%
NScore Premier	12,814	$13.418119	$171,941	1.4%	9.13%	4.67%
NScore Value	2,410	$13.782516	$33,218	0.9%	9.68%	6.11%

	147,832		$1,984,509

2006
NScore Xtra	39,678	$12.295258	$487,845	1.4%	−0.67%	4.31%
NScore Lite	86,246	$12.295258	$1,060,421	1.4%	−0.67%	4.31%
NScore Premier	12,715	$12.295258	$156,333	1.4%	−0.67%	4.31%

	138,639		$1,704,599

2005
NScore Xtra	25,160	$12.378441	$311,451	1.4%	0.69%	3.02%
NScore Lite	52,364	$12.378441	$648,183	1.4%	0.69%	3.02%
NScore Premier	3,737	$12.378441	$46,254	1.4%	0.69%	3.02%

	81,261		$1,005,888

2004
NScore Xtra	12,948	$12.293387	$159,174	1.4%	7.41%	1.16%
NScore Lite	5,846	$12.293387	$71,863	1.4%	7.41%	1.16%

	18,794		$231,037

Total Return Subaccount
2008
NScore Xtra	61,055	$12.808109	$781,998	1.4%	3.36%	4.44%
NScore Lite	176,556	$12.808109	$2,261,355	1.4%	3.36%	4.44%
NScore Premier	18,236	$12.808109	$233,563	1.4%	3.36%	4.44%
NScore Value	48,017	$13.221299	$634,849	0.9%	3.87%	4.49%

	303,864		$3,911,765

2007
NScore Xtra	78,013	$12.391894	$966,734	1.4%	7.25%	4.84%
NScore Lite	208,742	$12.391894	$2,586,695	1.4%	7.25%	4.84%
NScore Premier	31,899	$12.391894	$395,291	1.4%	7.25%	4.84%
NScore Value	68,037	$12.728410	$866,006	0.9%	7.79%	4.75%

	386,691		$4,814,726

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2006
NScore Xtra	16,658	$11.554016	$192,465	1.4%	2.42%	4.57%
NScore Lite	53,937	$11.554016	$623,194	1.4%	2.42%	4.57%
NScore Premier	25,966	$11.554016	$300,009	1.4%	2.42%	4.57%
NScore Value	39,060	$11.808941	$461,255	0.9%	2.17%	4.33%	8/4/06

	135,621		$1,576,923

2005
NScore Xtra	15,976	$11.280852	$180,223	1.4%	1.04%	3.48%
NScore Lite	15,555	$11.280852	$175,475	1.4%	1.04%	3.48%
NScore Premier	4,923	$11.280852	$55,539	1.4%	1.04%	3.48%

	36,454		$411,237

2004
NScore Xtra	14,360	$11.164475	$160,321	1.4%	3.44%	1.92%
NScore Lite	10,744	$11.164475	$119,955	1.4%	3.44%	1.92%

	25,104		$280,276

Global Bond Subaccount
2008
NScore Xtra	7,303	$13.222468	$96,568	1.4%	−2.21%	3.45%
NScore Lite	33,767	$13.222468	$446,472	1.4%	−2.21%	3.45%
NScore Premier	3,701	$13.222468	$48,940	1.4%	−2.21%	3.45%
NScore Value	12,109	$13.649026	$165,276	0.9%	−1.73%	3.62%

	56,880		$757,256

2007
NScore Xtra	2,342	$13.521529	$31,669	1.4%	8.22%	3.30%
NScore Lite	11,863	$13.521529	$160,403	1.4%	8.22%	3.30%
NScore Premier	194	$13.521529	$2,618	1.4%	8.22%	3.30%
NScore Value	1,065	$13.888722	$14,795	0.9%	8.76%	3.52%

	15,464		$209,485

2006
NScore Lite	9,319	$12.494102	$116,433	1.4%	3.21%	3.32%
NScore Premier	193	$12.494102	$2,414	1.4%	3.21%	3.32%

	9,512		$118,847

2005
NScore Xtra	1,542	$12.105658	$18,663	1.4%	−7.91%	2.59%
NScore Lite	3,518	$12.105658	$42,589	1.4%	−7.91%	2.59%
NScore Premier	30	$12.105658	$361	1.4%	−7.91%	2.59%

	5,090		$61,613

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2004
NScore Xtra	1,466	$13.145307	$19,277	1.4%	9.07%	1.85%
NScore Lite	1,090	$13.145307	$14,319	1.4%	9.07%	1.85%

	2,556		$33,596

Royce Capital Fund:
Micro-Cap Subaccount
2008
NScore Xtra	9,986	$12.426798	$124,088	1.4%	−44.06%	3.39%
NScore Lite	17,462	$12.426798	$217,001	1.4%	−44.06%	3.39%
NScore Premier	1,790	$12.426798	$22,243	1.4%	−44.06%	3.39%
NScore Value	13,695	$12.780398	$175,031	0.9%	−43.78%	6.96%

	42,933		$538,363

2007
NScore Xtra	4,341	$22.213525	$96,428	1.4%	2.53%	1.63%
NScore Lite	9,225	$22.213525	$204,918	1.4%	2.53%	1.63%
NScore Premier	1,308	$22.213525	$29,059	1.4%	2.53%	1.63%
NScore Value	1,536	$22.732284	$34,908	0.9%	3.05%	4.77%

	16,410		$365,313

2006
NScore Xtra	282	$21.664558	$6,103	1.4%	19.40%	0.28%
NScore Lite	6,214	$21.664558	$134,631	1.4%	19.40%	0.28%
NScore Premier	1,316	$21.664558	$28,512	1.4%	19.40%	0.28%

	7,812		$169,246

2005
NScore Xtra	270	$18.144006	$4,907	1.4%	10.07%	0.62%
NScore Lite	2,477	$18.144006	$44,936	1.4%	10.07%	0.62%

	2,747		$49,843

2004
NScore Xtra	671	$16.483556	$11,058	1.4%	12.27%	0.00%
NScore Lite	1,301	$16.483556	$21,441	1.4%	12.27%	0.00%

	1,972		$32,499

Small-Cap Subaccount
2008
NScore Xtra	33,944	$14.542073	$493,612	1.4%	−28.19%	0.85%
NScore Lite	36,350	$14.542073	$528,605	1.4%	−28.19%	0.85%
NScore Premier	10,261	$14.542073	$149,220	1.4%	−28.19%	0.85%
NScore Value	30,476	$14.955801	$455,794	0.9%	−27.83%	0.67%

	111,031		$1,627,231

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2007
NScore Xtra	13,802	$20.250592	$279,506	1.4%	−3.50%	0.07%
NScore Lite	16,115	$20.250592	$326,338	1.4%	−3.50%	0.07%
NScore Premier	9,231	$20.250592	$186,926	1.4%	−3.50%	0.07%
NScore Value	21,597	$20.723514	$447,576	0.9%	−3.01%	0.10%

	60,745		$1,240,346

2006
NScore Xtra	7,967	$20.984162	$167,183	1.4%	13.98%	0.07%
NScore Lite	6,177	$20.984162	$129,612	1.4%	13.98%	0.07%
NScore Premier	1,143	$20.984162	$23,981	1.4%	13.98%	0.07%

	15,287		$320,776

2005
NScore Xtra	5,879	$18.410976	$108,237	1.4%	7.07%	0.00%
NScore Lite	4,968	$18.410976	$91,464	1.4%	7.07%	0.00%
NScore Premier	20	$18.410976	$364	1.4%	7.07%	0.00%

	10,867		$200,065

2004
NScore Xtra	6,541	$17.196019	$112,479	1.4%	23.22%	0.00%
NScore Lite	3,159	$17.196019	$54,324	1.4%	23.22%	0.00%

	9,700		$166,803

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2008
NScore Xtra	5,272	$10.383425	$54,746	1.4%	−30.70%	2.03%
NScore Lite	3,723	$10.383425	$38,649	1.4%	−30.70%	2.03%
NScore Value	11,239	$10.678870	$120,022	0.9%	−30.35%	1.70%

	20,234		$213,417

2007
NScore Xtra	5,302	$14.982507	$79,431	1.4%	5.37%	1.20%
NScore Lite	7,600	$14.982507	$113,875	1.4%	5.37%	1.20%
NScore Value	10,796	$15.332459	$165,535	0.9%	5.89%	0.95%

	23,698		$358,841

2006
NScore Xtra	3,089	$14.219150	$43,918	1.4%	14.61%	1.10%
NScore Lite	4,439	$14.219150	$63,117	1.4%	14.61%	1.10%

	7,528		$107,035

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2005
NScore Xtra	3,084	$12.406830	$38,269	1.4%	2.68%	0.00%
NScore Lite	1,316	$12.406830	$16,326	1.4%	2.68%	0.00%

	4,400		$54,595

2004
NScore Xtra	3,097	$12.082562	$37,425	1.4%	3.35%	1.74%
NScore Lite	1,300	$12.082562	$15,700	1.4%	3.35%	1.74%

	4,397		$53,125

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2008
NScore Xtra	3,739	$8.964365	$33,519	1.4%	−41.21%	2.34%
NScore Lite	60,344	$8.964365	$540,947	1.4%	−41.21%	2.34%
NScore Premier	2,083	$8.964365	$18,675	1.4%	−41.21%	2.34%
NScore Value	9,848	$9.128505	$89,897	0.9%	−40.91%	2.35%

	76,014		$683,038

2007
NScore Xtra	8,571	$15.246816	$130,682	1.4%	13.85%	1.78%
NScore Lite	41,904	$15.246816	$638,904	1.4%	13.85%	1.78%
NScore Premier	5,674	$15.246816	$86,503	1.4%	13.85%	1.78%
NScore Value	10,757	$15.449018	$166,184	0.9%	14.42%	0.82%

	66,906		$1,022,273

2006
NScore Xtra	6,187	$13.391491	$82,849	1.4%	19.77%	1.25%
NScore Lite	13,393	$13.391491	$179,359	1.4%	19.77%	1.25%
NScore Premier	3,529	$13.391491	$47,257	1.4%	19.77%	1.25%

	23,109		$309,465

2005
NScore Xtra	823	$11.180721	$9,194	1.4%	11.81%	0.00%	5/2/05
NScore Premier	3,299	$11.180721	$36,888	1.4%	11.81%	0.00%	5/2/05

	4,122		$46,082

Franklin Flex Cap Growth Securities Subaccount
2008
NScore Xtra	26,630	$8.309579	$221,287	1.4%	−36.21%	0.12%
NScore Lite	96,977	$8.309579	$805,840	1.4%	−36.21%	0.12%
NScore Premier	3,556	$8.309579	$29,547	1.4%	−36.21%	0.12%
NScore Value	46,611	$8.461776	$394,411	0.9%	−35.89%	0.13%

	173,774		$1,451,085

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Growth Securities Subaccount (continued)
2007
NScore Xtra	11,075	$13.026446	$144,265	1.4%	12.74%	0.00%
NScore Lite	57,377	$13.026446	$747,414	1.4%	12.74%	0.00%
NScore Premier	652	$13.026446	$8,492	1.4%	12.74%	0.00%
NScore Value	19,979	$13.199246	$263,710	0.9%	13.30%	0.00%

	89,083		$1,163,881

Franklin Income Securities Subaccount
2008
NScore Xtra	27,377	$8.578615	$234,858	1.4%	−30.63%	5.49%
NScore Lite	19,973	$8.578615	$171,336	1.4%	−30.63%	5.49%
NScore Premier	15,443	$8.578615	$132,477	1.4%	−30.63%	5.49%
NScore Value	9,909	$8.735668	$86,564	0.9%	−30.29%	5.76%

	72,702		$625,235

2007
NScore Xtra	16,648	$12.366676	$205,885	1.4%	2.32%	3.07%
NScore Lite	15,864	$12.366676	$196,185	1.4%	2.32%	3.07%
NScore Premier	15,247	$12.366676	$188,556	1.4%	2.32%	3.07%
NScore Value	8,377	$12.530700	$104,968	0.9%	2.83%	2.06%

	56,136		$695,594

2006
NScore Lite	1,837	$12.086709	$22,203	1.4%	16.61%	3.61%
2005
NScore Lite	1,635	$10.364866	$16,945	1.4%	3.65%	0.00%	5/2/05
Legg Mason Partners Variable Equity Trust — Class I (note 3):
All Cap Subaccount
2006
NScore Lite	4,580	$19.471432	$89,173	1.4%	16.49%	3.49%
Fundamental Value Subaccount
2008
NScore Lite	5,325	$12.154528	$64,720	1.4%	−37.46%	1.77%
2007
NScore Lite	5,301	$19.433681	$103,012	1.4%	−4.94%	2.05%	4/27/07
Investors Subaccount
2008
NScore Lite	760	$10.296989	$7,821	1.4%	−36.52%	1.39%
2007
NScore Lite	677	$16.219704	$10,985	1.4%	2.46%	2.57%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2008
NScore Xtra	32,281	$5.511250	$177,911	1.4%	−46.70%	1.15%
NScore Lite	172,203	$5.511250	$949,051	1.4%	−46.70%	1.15%
NScore Premier	12,613	$5.511250	$69,512	1.4%	−46.70%	1.15%
NScore Value	35,018	$5.584656	$195,563	0.9%	−46.43%	1.19%

	252,115		$1,392,037

2007
NScore Xtra	23,564	$10.339577	$243,643	1.4%	1.62%	0.52%
NScore Lite	108,815	$10.339577	$1,125,105	1.4%	1.62%	0.52%
NScore Premier	13,097	$10.339577	$135,414	1.4%	1.62%	0.52%
NScore Value	28,899	$10.425294	$301,276	0.9%	2.13%	0.43%

	174,375		$1,805,438

2006
NScore Xtra	2,408	$10.174497	$24,504	1.4%	1.74%	0.98%	5/1/06
NScore Lite	22,846	$10.174497	$232,447	1.4%	1.74%	0.98%	5/1/06
NScore Premier	8,713	$10.174497	$88,646	1.4%	1.74%	0.98%	5/1/06
NScore Value	15,560	$10.207931	$158,838	0.9%	10.74%	0.00%	8/4/06

	49,527		$504,435

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount
2008
NScore Xtra	12,724	$6.270410	$79,790	1.4%	−37.30%	0.00%	5/1/08
NScore Value	226	$6.291253	$1,419	0.9%	−37.09%	0.00%	5/1/08

	12,950		$81,209

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount
2008
NScore Xtra	8,911	$6.551652	$58,384	1.4%	−34.48%	0.26%	5/1/08
NScore Lite	81,407	$6.551652	$533,347	1.4%	−34.48%	0.26%	5/1/08
NScore Premier	12,259	$6.551652	$80,316	1.4%	−34.48%	0.26%	5/1/08
NScore Value	10,478	$6.573431	$68,879	0.9%	−34.27%	0.26%	5/1/08

	113,055		$740,926

Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount
2008
NScore Lite	6,818	$6.192114	$42,218	1.4%	−38.08%	0.06%	5/1/08
NScore Value	807	$6.212675	$5,013	0.9%	−37.87%	0.00%	5/1/08

	7,625		$47,231

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 4: (continued)
Franklin Flex Cap Growth Securities Subaccount
2008
NScore Xtra	6,830	$6.653450	$45,445	1.4%	−33.47%	0.00%	5/1/08
NScore Lite	72,646	$6.653450	$483,347	1.4%	−33.47%	0.00%	5/1/08
NScore Premier	13,453	$6.653450	$89,506	1.4%	−33.47%	0.00%	5/1/08
NScore Value	11,217	$6.675566	$74,883	0.9%	−33.24%	0.00%	5/1/08

	104,146		$693,181

Franklin Income Securities Subaccount
2008
NScore Xtra	8,108	$6.903522	$55,974	1.4%	−30.96%	0.05%	5/1/08
NScore Lite	6,117	$6.903522	$42,225	1.4%	−30.96%	0.05%	5/1/08
NScore Value	13,075	$6.926429	$90,566	0.9%	−30.74%	0.00%	5/1/08

	27,300		$188,765

Franklin Templeton VIP Founding Funds Allocation Subaccount
2008
NScore Lite	2,301	$6.603244	$15,195	1.4%	−33.97%	0.15%	5/1/08
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2008
NScore Xtra	8,269	$9.103721	$75,282	1.4%	−8.96%	0.16%	10/1/08
NScore Value	13,511	$9.114963	$123,149	0.9%	−8.85%	0.12%	10/1/08

	21,780		$198,431

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

(7)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales

Ohio National Fund, Inc.:
Equity Subaccount	$1,111,222	$(941,747)
Money Market Subaccount	1,711,369	(3,647,531)
Bond Subaccount	323,791	(754,621)
Omni Subaccount	1,569	(3,317)
International Subaccount	1,077,213	(1,277,337)
Capital Appreciation Subaccount	252,821	(147,555)
Millennium Subaccount	45,839	(82,464)
International Small-Mid Company Subaccount	93,293	(12,195)
Aggressive Growth Subaccount	16,795	(2,300)
Small Cap Growth Subaccount	15,829	(1,224)
Mid Cap Opportunity Subaccount	657,299	(42,698)
S&P 500 Index Subaccount	239,029	(12,256)
Strategic Value Subaccount	18,280	(75,127)
High Income Bond Subaccount	333,049	(279,603)
Capital Growth Subaccount	102,483	(3,447)
Nasdaq-100 Index Subaccount	164,401	(38,335)
Bristol Subaccount	517,015	(186,449)
Bryton Growth Subaccount	494,709	(250,327)
U.S. Equity Subaccount	18,977	(186,822)
Balanced Subaccount	0	(139,900)
Income Opportunity Subaccount	918	(46,728)
Target VIP Subaccount	15,320	(157,859)
Target Equity/Income Subaccount	258,585	(69,482)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	6,129	(11,662)
Van Kampen Universal Institutional Funds - Class II:
Core Plus Fixed Income Subaccount	1,400,076	(729,378)
U.S. Real Estate Subaccount	1,418,079	(619,312)
International Growth Equity Subaccount	2,075,268	(91,500)
Capital Growth Subaccount	47,771	(381)
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Growth and Income Subaccount	1,556,233	(673,358)
Structured U.S. Equity Subaccount	79,009	(80,279)
Capital Growth Subaccount	93,521	(10,345)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	1,377,588	(182,299)
U.S. Small Cap Equity Subaccount	17,825	(22,287)
U.S. Strategic Equity Subaccount	51,703	(860)
International Equity Subaccount	1,808,996	(299,920)
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	1,368,365	(246,309)
Jennison Subaccount	814	(2,668)
UBS Series Trust - Class I:
U.S. Allocation Subaccount	452	(335)

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	$1,586,784	$(252,020)
VIP Contrafund Subaccount	1,956,799	(304,502)
VIP Growth Subaccount	13,887	(13,314)
VIP Equity-Income Subaccount	381,756	(505,207)
VIP Real Estate Subaccount	30,513	(1,634)
Janus Aspen Series - Service Shares:
Large Cap Growth Subaccount	241,336	(3,327)
Worldwide Growth Subaccount	26,430	(1,094)
Balanced Subaccount	39,246	(28,191)
International Growth Subaccount	1,982,915	(611,656)
J.P. Morgan Series Trust II:
Small Company Subaccount	24,318	(38,473)
Mid Cap Value Subaccount	759,567	(291,573)
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount	9,447	(8,073)
Investors Growth Stock Subaccount	4,492	(1,140)
Mid Cap Growth Subaccount	116,127	(164,665)
Total Return Subaccount	72,046	(4,203)
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	995,623	(1,028,496)
Total Return Subaccount	2,396,481	(3,217,362)
Global Bond Subaccount	847,863	(250,322)
Royce Capital Fund:
Micro-Cap Subaccount	671,383	(66,654)
Small-Cap Subaccount	1,223,046	(194,559)
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	36,248	(62,117)
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Subaccount	495,678	(278,168)
Franklin Flex Cap Growth Securities Subaccount	1,175,067	(219,081)
Franklin Income Securities Subaccount	322,672	(66,584)
Legg Mason Partners Variable Equity Trust - Class I:
Fundamental Value Subaccount	4,423	(4,329)
Investors Subaccount	2,164	(654)
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount	956,899	(408,602)
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	88,866	(6,989)
Goldman Sachs Variable Insurance Trust - Service Shares:
Growth and Income Subaccount	920,889	(18,611)
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign Securities Subaccount	70,738	(366)
Franklin Flex Cap Growth Securities Subaccount	859,975	(14,685)
Franklin Income Securities Subaccount	208,493	(2,123)
Franklin Templeton VIP Founding Funds Allocation Subaccount	22,537	(130)
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	219,385	(5,393)

Totals	$37,535,728	$(19,404,514)

National Security Variable Account N

 Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company
  and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 18, 2009

Variable Account N
National Security Life and Annuity Company
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm of KPMG LLP dated February 18, 2009.
Statements of Assets and Contract Owners’ Equity, December 31, 2008.
Statements of Operations for the Period Ended December 31, 2008.
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2008 and 2007.
The following financial statements of the Depositor are included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 28, 2009.
Consolidated Balance Sheets, December 31, 2008 and 2007.
Consolidated Statements of Income for the Years Ended December 31, 2008, 2007 and 2006.
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2008, 2007 and 2006.
Consolidated Statements of Cash Flows for the Years Ended December 31, 2008, 2007 and 2006.
Notes to Consolidated Financial Statements, December 31, 2008, 2007, and 2006.
Financial Statement Schedules, December 31, 2008, 2007 and 2006.

(b) Exhibits:
All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76352) and is incorporated by reference herein.

(2)	N/A

(3)(a)	Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j)	Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k)	Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4)	Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.1, was filed as Exhibit (4) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76352) and is incorporated by reference herein.

(5)	Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit (5) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76352) and is incorporated by reference herein.

(6)(a)	By-laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective amendment no. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b)	Charter of the Depositor were filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7)	Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a)	Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9)	Opinion of counsel and consent is filed herewith as Exhibit 99(9)

(10)	Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a)	Form of Asset Allocation Model Investor Risk Profile is filed herewith as Exhibit 99(13)(a) was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 30, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b)	Form of Asset Allocation Model Determining Your Investor Risk Profile brochure is filed herewith as Exhibit 99(13)(b) was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 30, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(c)	Form of Asset Allocation Model Descriptions effective July 1, 2008 is filed herewith as Exhibit 99(13)(c) was filed as Exhibit 99(13)(c) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 30, 2009 (File No. 33-125856) and is incorporated by reference herein.

(24)	Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Thomas A. Barefield*	Director, Vice President — Marketing

Lee E. Bartels*	Chief Underwriting Officer

Carson E. Beadle**	Director

R. Todd Brockman*	Assistant Vice President, Mutual Fund Operations

Christopher A. Carlson*	Chief Investment Officer

George E. Castrucci*	Director

Raymond R. Clark*	Director

Rocky Coppola*	Vice President & Treasurer

Ronald J. Dolan*	Director, Vice President & Valuation Actuary

Christopher J. Finger*	Accounting Officer

Joseph M. Fischer*	Assistant Counsel & Assistant Secretary

Daryl R. Forsythe NBT Bancorp Inc. 52 South Broad Street Norwich, NY 13815	Director

Marcy A. Johnson*	Director of Individual Annuity Administration

Therese S. McDonough*	Secretary

Susan E. Mistretta**	Assistant Secretary

David B. O’Maley*	Director

John J. Palmer*	Director, President & Chief Executive Officer

William C. Price*	Assistant Counsel & USA Patriot Act Compliance Officer

Arthur J. Roberts*	Vice President & Chief Financial Officer

Lori A. Rochford*	Assistant Secretary

Joseph R. Sander*	Assistant Treasurer

V. Renee Schroder*	Director of Individual Annuity New Business

Dennis R. Taney*	Chief Compliance Officer — Separate Accounts

Frederick L. Wortman**	Director, Vice President — Marketing

*	The principal business address of these individuals is One Financial Way, Montgomery, Ohio 45242.

**	The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.

Item 26.	Persons Controlled by or Under Common Control With the Depositor or Registrant
No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services Inc. The Ohio National Life Insurance Company owns over 80% of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc.	Ohio	100%
(aviation)

ON Global Holdings, Inc.	Delaware	100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.	Connecticut	51%
(investment adviser)

Suffolk Capital Management LLC	Delaware	81%
(investment adviser)

Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%
The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc.	Ohio	100%
(securities broker dealer)

Ohio National Investments, Inc.	Ohio	100%
(investment adviser)

Montgomery Re, Inc.	Vermont	100%
(captive reinsurance company)

The O. N. Equity Sales Company	Ohio	100%
(securities broker dealer)

Ohio National Fund, Inc.	Maryland	(more than) 90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

National Security Life and Annuity Company (insurance company)	New York	80.5%
The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio	100%
(investment adviser)

Ohio National Insurance Agency, Inc.	Ohio	100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.
Item 27. Number of Contract Owners
As of April 3, 2009, the Registrant had 466 contract owners.
Item 28. Indemnification
Article X of the Depositor’s Charter provides as follows:
No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.
Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(b) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which, as of March 30, 2007, owns over 80% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations, Treasurer and Comptroller
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley, Jr.	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions or other compensation, directly or indirectly, from the Registrant:

Net Underwriting
Discounts and	Compensation	Brokerage
Commissions	on Redemption	Commissions	Compensation
$1,129,475	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”) One Financial Way Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity

Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by National Security Life and Annuity Company.
(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — National Security believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, National Security intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) and it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of April, 2009.

Variable Account N (Registrant) By NATIONAL SECURITY LIFE AND ANNUITY COMPANY (Depositor)
By	/s/ John J. Palmer
John J. Palmer, Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of April, 2009.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(Depositor)
By:	/s/ John J. Palmer
John J. Palmer, Chief Executive Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 30, 2009
*/s/ Carson E. Beadle Carson E. Beadle	Director	April 30, 2009
*/s/ George E. Castrucci George E. Castrucci	Director	April 30, 2009
*/s/ Raymond R. Clark Raymond R. Clark	Director	April 30, 2009
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 30, 2009
Daryl R. Forsythe	Director
*/s/ David B. O’Maley David B. O’Maley	Director	April 30, 2009
/s/ John J. Palmer John J. Palmer	Director, President and Chief Executive Officer (Principal Executive Officer)	April 30, 2009
/s/ Arthur J. Roberts Arthur J. Roberts	Vice President and Chief Financial Officer, (Principal Financial and Accounting Officer)	April 30, 2009
*/s/ Frederick L. Wortman Frederick L. Wortman	Director	April 30, 2009

*By	/s/ Therese S. McDonough Therese S. McDonough Attorney in Fact pursuant to Powers of Attorney filed herewith.

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
99(9)	Opinion of Counsel
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney